UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2012

Date of reporting period: 12/31/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended December 31, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290); Roseville, CA and distributes its mutual funds through Matrix Capital Group, Inc. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICA FIRST FUNDS                                                                        SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 1, 2011 were as follows:
America First Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	2.50%
America First Defensive Growth Fund Class A, after waiver and reimbursement	2.45%
America First Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.00%
America First Defensive Growth Fund Class U, after waiver and reimbursement	2.95%
America First Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.00%
America First Defensive Growth Fund Class I, after waiver and reimbursement	1.95%

America First Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.39%
America First Income Trends Fund Class A, after waiver and reimbursement	2.29%
America First Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.89%
America First Income Trends Fund Class U, after waiver and reimbursement	2.79%
America First Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.89%
America First Income Trends Fund Class I, after waiver and reimbursement	1.79%

America First Absolute Return Fund Class A, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class U, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class I, gross of fee waivers or expense reimbursements

2.46% 2.96% 1.96%
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.82%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	1.55%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.57%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.30%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Defensive Growth Fund’s average daily net assets through October 31, 2012. Total Gross Operating Expenses (Annualized) during six month period ended December 31, 2011 were 3.65% for Class A, 4.15% for Class U and 3.15% for Class I of the America First Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the America First Income Trends Fund’s average daily net assets through October 31, 2012. Total Gross Operating Expenses (Annualized) during six month period ended December 31, 2011 were 2.36% for Class A, 2.86% for Class U and 1.86% for Class I of the America First Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Absolute Return Fund’s average daily net assets through October 31, 2012. Total Gross Operating Expenses (Annualized) during six month period ended December 31, 2011 were 3.23% for Class A and 3.73% for Class U and 2.73% for Class I of the America First Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Quantitative Strategies Fund’s average daily net assets through October 31, 2012. Total Gross Operating Expenses (Annualized) during six month period ended December 31, 2011 were 1.72% for Class A and 2.48% for Class C of the America First Quantitative Strategies Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during six month period ended December 31, 2011.

AMERICA FIRST FUNDS                                                                       SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (07/01/11) and held for the entire period through 12/31/11.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2011 through December 31, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Defensive Growth Fund Class A (+3.71%)	$ 1,000.00	$ 1,037.10	$ 14.39
America First Defensive Growth Fund Class U (+3.32%)	1,000.00	1,033.20	16.92
America First Defensive Growth Fund Class I (+4.02%)	1,000.00	1,040.20	11.85
Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Defensive Growth Fund Class A	$ 1,000.00	$ 1,011.00	$ 14.20
America First Defensive Growth Fund Class U	1,000.00	1,008.50	16.71
America First Defensive Growth Fund Class I	1,000.00	1,013.50	11.69

*

Expenses are equal to the Fund’s annualized expense ratios of 2.81%, 3.31% and 2.31% for the America First Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                       SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2011 through December 31, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Income Trends Fund Class A (-11.52%)	$ 1,000.00	$ 884.80	$ 10.57
America First Income Trends Fund Class U (-13.70%)	1,000.00	882.70	12.92
America First Income Trends Fund Class I (-11.28%)	1,000.00	887.20	8.21
Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Income Trends Fund Class A	$ 1,000.00	$ 1,013.90	$ 11.29
America First Income Trends Fund Class U	1,000.00	1,011.40	13.80
America First Income Trends Fund Class I	1,000.00	1,016.40	8.77

*

Expenses are equal to the Fund’s annualized expense ratios of 2.23%, 2.73% and 1.73% for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2011 through December 31, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Absolute Return Fund Class A (-7.80%)	$ 1,000.00	$ 922.00	$ 15.60
America First Absolute Return Fund Class U (-8.05%)	1,000.00	919.50	18.00
America First Absolute Return Fund Class I (-7.58%)	1,000.00	924.20	13.20
Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Absolute Return Fund Class A	$ 1,000.00	$ 1,008.90	$ 16.31
America First Absolute Return Fund Class U	1,000.00	1,006.40	18.81
America First Absolute Return Fund Class I	1,000.00	1,011.40	13.80

*

Expenses are equal to the Fund’s annualized expense ratios of 3.23%, 3.73% and 2.73% for the America First Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                     SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2011 through December 31, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (-7.15%)	$ 1,000.00	$ 928.50	$ 7.37
America First Quantitative Strategies Fund Class C (-7.57%)	1,000.00	924.30	10.98
Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,017.50	$ 7.71
America First Quantitative Strategies Fund Class C	1,000.00	1,013.70	11.49

*

Expenses are equal to the Fund’s annualized expense ratios of 1.52% and 2.27% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK - (88.23%)	Shares	Value

Agriculture - (8.23%)
Bunge Ltd.	9,263	$ 529,843
Universal Corp.	12,251	563,056
		1,092,899
Beverages - (8.84%)
Constellation Brands, Inc. - Class A*	29,220	603,977
Cott Corp. *	91,112	570,361
		1,174,338
Biotechnology - (9.06%)
Amgen, Inc.	9,818	630,414
Life Technologies Corp. *	14,723	572,872
		1,203,286
Commercial Services - (4.15%)
Chemed Corp.	10,761	551,071

Food - (22.42%)
Chiquita Brands International, Inc. *	69,061	575,969
Dean Foods Co. *	55,487	621,455
Smithfield Foods, Inc. *	23,294	565,578
Supervalu, Inc.	77,794	631,687
Tyson Foods, Inc. - Class A	28,199	582,027
		2,976,716
Healthcare-Products - (4.27%)
Covidien PLC	12,605	567,351

Healthcare-Services - (13.41%)
Aetna, Inc.	13,745	579,902
Humana, Inc.	6,476	567,362
Tenet Healthcare Corp. *	123,314	632,601
		1,779,865
Housewares - (4.48%)
Libbey, Inc. *	46,718	595,187

Pharmaceuticals - (13.37%)
Eli Lilly & Co.	14,819	615,878
McKesson Corp.	7,072	550,980
Pfizer, Inc.	28,096	607,997
		1,774,855

TOTAL COMMON STOCK (Cost $11,413,253)		$ 11,715,568

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (1.95%)	Shares	Value

Money Market Fund - (1.95%)
Fidelity Institutional Money Market Portfolio, Class I, 0.23%**	259,276	$ 259,276

TOTAL SHORT-TERM INVESTMENTS (Cost $259,276)		259,276

TOTAL INVESTMENTS IN SECURITIES
HELD LONG (Cost $11,672,529) - (90.18%)		$ 11,974,844

TOTAL INVESTMENTS IN SECURITIES
SOLD SHORT (Proceeds $2,455,114) - (-17.26%)		(2,292,018)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (27.08%)		3,596,086

NET ASSETS – (100%)		$ 13,278,912

INVESTMENTS IN SECURITIES SOLD SHORT - (-17.26%)

COMMON STOCK - (-17.26%)

Biotechnology - (-2.71%)
Inhibitex, Inc. *	32,895	$ 359,871

Oil & Gas - (-3.39%)
McMoRan Exploration Co. *	30,960	450,468

Pharmaceuticals - (-3.75%)
Medivation, Inc. *	10,806	498,265

Retail - (-3.59%)
Barnes & Noble, Inc.	32,895	476,319

Telecommunications - (-3.82%)
Leap Wireless International, Inc. *	54,585	507,095

TOTAL COMMON STOCK (Proceeds $2,455,114)		$ 2,292,018

PLC Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at December 31, 2011 and is subject to change daily.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Food	$ 2,976,716	30.74%
Healthcare-Services	1,779,865	18.38%
Pharmaceuticals	1,276,590	13.18%
Beverages	1,174,338	12.13%
Agriculture	1,092,899	11.29%
Biotechnology	843,415	8.71%
Housewares	595,187	6.15%
Healthcare-Products	567,351	5.86%
Commercial Services	551,071	5.69%
Money Market Fund	259,276	2.68%
Oil & Gas	(450,468)	(4.65%)
Retail	(476,319)	(4.92%)
Telecommunications	(507,095)	(5.24%)
Total Portfolio Holdings	$ 9,682,826	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)

America First Defensive Growth Fund
Assets:
Investments in securities, at value	$11,974,844
Deposits at broker for securities sold short	3,393,213
Receivables:
Capital shares sold	244,052
Dividends	1,619
Interest	15
Prepaid expenses	14,539
Total assets	15,628,282

Liabilities:
Securities sold short	2,292,018
Payables:
Capital shares redeemed	3,149
Distribution payable	8,440
Distribution and/or service (12b-1) fees	19,961
Due to manager	587
Due to administrator and related parties	5,422
Other liabilities and accrued expenses	19,793
Total liabilities	2,349,370
Net Assets	$13,278,912

Investments in securities, at cost	$11,672,529
Securities sold short, at proceeds	2,455,114

Net Assets consist of:
Paid-in capital	$12,960,173
Undistributed net investment loss	(97,690)
Accumulated net realized capital loss	(48,982)
Net unrealized appreciation on investments	465,411

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$13,278,912

Class A shares:
Net Assets applicable to 440,989 shares issued and outstanding	$4,544,598
Net Asset Value per share	$10.31
Maximum offering price per share(1)	$10.85
Minimum redemption price per share(2)	$10.10
Class I shares:
Net Assets applicable to 333,609 shares issued and outstanding	$3,445,814
Net Asset Value per share and offering price per share	$10.33
Minimum redemption price per share(3)	$10.23
Class U shares:
Net Assets applicable to 515,708 shares issued and outstanding	$5,288,500
Net Asset Value per share	$10.25
Maximum offering price per share(1)	$10.51
Minimum redemption price per share(4)	$10.05

(1)There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.

(2)Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

    contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

 contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

America First Defensive Growth Fund
For the Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends - net of foreign withholding taxes of: $1,257	$55,193
Interest	370
Total investment income	55,563

Expenses:
Management fees	77,800
Distribution and/or service (12b-1) fees - Class A	7,527
Distribution and/or service (12b-1) fees - Class U	21,623
Audit and tax fees	6,806
Administrator and related parties fees	23,050
Legal fees	7,562
Compliance officer compensation	6,033
Registration fees	6,611
Custody fees	2,164
Interest expenses	17,984
Printing fees	2,421
Pricing fees	1,513
Trustees fees	1,765
Insurance fees	64
Dividend expenses	1,106
Miscellaneous	8,883
Total expenses	192,912
Less: fees waived and expenses absorbed	(43,532)
Net expenses	149,380

Net investment loss	(93,817)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments (excluding securities sold short)	(358,119)
Net realized gain on securities sold short	589,741
Net change in unrealized appreciation on investments (excluding securities sold short)	183,833
Net change in unrealized appreciation on securities sold short	95,394
Net realized and unrealized gain on investments	510,849

Net increase in net assets resulting from operations	$417,032

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

	America First Defensive Growth Fund
	For the Six Month	For the
	Period Ended	Period Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(93,817)	$ (3,873)
Net realized gain (loss) on investments and securities sold short	231,622	(216,266)
Net unrealized appreciation on investments and securities sold short	279,227	186,184
Net increase (decrease) in net assets resulting from operations	417,032	(33,955)

Distributions to shareholders from:
Net realized gain - Class A	(21,722)	-
Net realized gain - Class I	(16,919)	-
Net realized gain - Class U	(25,697)	-
Total distributions to shareholders	(64,338)	-

Increase in net assets from capital share
transactions (Note 2)	4,880,625	8,079,548

Total increase in net assets	5,233,319	8,045,593

Net Assets:
Beginning of period	8,045,593	-
End of period	$13,278,912	$ 8,045,593

Undistributed net investment loss	$(97,690)	$ (3,873)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Defensive Growth Fund

	Class A

	For the Six Month Period Ended		For the Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.99		$ 10.00

Investment Operations:
Net investment loss	(0.06)		-	(g)
Net realized and unrealized gain (loss) on investments	0.43		(0.01)
Total from investment operations	0.37		(0.01)

Distributions from:
Net realized gain	(0.05)		-
Total distributions	(0.05)		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.31		$ 9.99

Total Return(a)	3.71%		(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 4,545		$ 1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	3.65%	(c)(f)	5.96%	(c)(f)
After fees waived and expenses absorbed(e)	2.81%	(c)(f)	2.59%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(2.58)%	(c)(f)	(3.95)%	(c)(f)
After fees waived and expenses absorbed(e)	(1.74)%	(c)(f)	(0.58)%	(c)(f)

Portfolio turnover rate	219.55%	(d)	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

 (f) The ratios include 0.35% for the six month period ended December 31, 2011 and 0.14% for the period ended June 30, 2011 attributed to interest expense.  The ratios include 0.02% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(g) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class A shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Defensive Growth Fund

	Class I

	For the Six Month Period Ended		For the Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.98		$ 10.00

Investment Operations:
Net investment loss	(0.06)		-	(g)
Net realized and unrealized gain (loss) on investments	0.45		(0.02)
Total from investment operations	0.39		(0.02)

Distributions from:
Net realized gain	(0.05)		-
Total distributions	(0.05)		-

Paid in Capital from Redemption Fees	0.01		-	(b)

Net Asset Value, End of Period	$ 10.33		$ 9.98

Total Return (a)	4.02%		(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,446		$ 3,001

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	3.15%	(c)(f)	5.46%	(c)(f)
After fees waived and expenses absorbed(e)	2.31%	(c)(f)	2.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(2.08)%	(c)(f)	(3.57)%	(c)(f)
After fees waived and expenses absorbed(e)	(1.24)%	(c)(f)	(0.20)%	(c)(f)

Portfolio turnover rate	219.55%	(d)	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

 (f) The ratios include 0.35% for the six month period ended December 31, 2011 and 0.14% for the period ended June 30, 2011 attributed to interest expense.  The ratios include 0.02% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(g) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class I shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Defensive Growth Fund

	Class U

	For the Six Month Period Ended		For the Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.97		$ 10.00

Investment Operations:
Net investment loss	(0.09)		(0.01)
Net realized and unrealized gain (loss) on investments	0.42		(0.02)
Total from investment operations	0.33		(0.03)

Distributions from:
Net realized gain	(0.05)		-
Total distributions	(0.05)		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.25		$ 9.97

Total Return (a)	3.32%		(0.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 5,288		$ 3,575

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	4.15%	(c)(f)	6.46%	(c)(f)
After fees waived and expenses absorbed(e)	3.31%	(c)(f)	3.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(3.08)%	(c)(f)	(4.23)%	(c)(f)
After fees waived and expenses absorbed(e)	(2.24)%	(c)(f)	(0.86)%	(c)(f)

Portfolio turnover rate	219.55%	(d)	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

 (f) The ratios include 0.35% for the six month period ended December 31, 2011 and 0.14% for the period ended June 30, 2011 attributed to interest  expense.  The ratios include 0.02% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(1) The America First Defensive Growth Fund Class U shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK - (45.98%)	Shares	Value

Agriculture - (0.47%)
British American Tobacco PLC - ADR	1,232	$ 116,892

Food - (3.66%)
B&G Foods, Inc. - Class A	37,958	913,649

Iron/Steel - (3.95%)
Vale SA - ADR	46,001	986,722

Oil & Gas - (3.44%)
Linn Energy LLC	22,422	850,018
Royal Dutch Shell PLC	262	9,547
		859,565
Pipelines - (5.01%)
Atlas Pipeline Partners LP	30,668	1,139,316
Spectra Energy Corp.	3,623	111,407
		1,250,723
Real Estate Investment Trusts - (22.88%)
BioMed Realty Trust, Inc.	5,739	103,761
Entertainment Properties Trust	3,107	135,807
Health Care REIT, Inc.	9,695	528,668
Hospitality Properties Trust	40,138	922,371
Kimco Realty Corp.	60,386	980,669
The Macerich Co.	23,050	1,166,330
ProLogis, Inc.	3,554	101,609
Regency Centers Corp.	22,338	840,356
Weingarten Realty Investors	42,910	936,296
		5,715,867
Telecommunications - (3.12%)
Vodafone Group PLC - ADR	27,866	781,084

Trucking & Leasing - (3.45%)
TAL International Group, Inc.	29,966	862,721

TOTAL COMMON STOCK (Cost $10,976,999)		$ 11,487,223

PREFERRED STOCK - (55.49%)

Banks - (27.84%)
Bank of America Corp., 7.25%, Series J	3,247	$ 2,558,701
Deutsche Bank Contingent Capital Trust III, 7.60%	49,867	1,078,623
GMAC Capital Trust I, 8.125%, 02/15/2040, Series 2	31,151	602,460
Goldman Sachs Group, Inc., 6.20%, Series B	15,632	375,324
HSBC Holdings PLC, 8.125%	23,762	611,872
Lloyds Banking Group PLC, 6.45%, 07/15/2050, Series K	22,019	562,586
Santander Finance Preferred S.A. Unipersonal, 10.50%, Series 10	16,827	442,045
Wells Fargo Capital XII, 7.875%, 03/15/2068, Series	27,771	721,768
		6,953,379

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

PREFERRED STOCK - (continued)	Shares	Value

Diversified Financial Services - (7.25%)
Credit Suisse / Guernsey, 7.90%	20,973	$ 535,860
JPMorgan Chase Capital XXVIII, 7.20%, 12/22/2039, Series B	33,362	851,065
Morgan Stanley Capital Trust VII, 6.60%, 10/15/2066, Series	19,496	424,233
		1,811,158
Insurance - (9.39%)
Endurance Specialty Holdings, Ltd., 7.50%, Series B	16,162	411,969
MetLife, Inc., 6.50%, Series B	38,188	973,030
PartnerRe, Ltd., 7.25%, Series E	36,269	961,129
		2,346,128
Real Estate Investment Trusts - (0.13%)
Public Storage, 6.50%, Series Q	1,136	31,808

Telecommunications - (10.88%)
AT&T, Inc., 6.375%, 02/15/2056, Series	25,588	684,479
Qwest Corp., 7.375%, 06/01/2051, Series	49,176	1,305,131
US Cellular Corp., 6.95%, 05/15/2060, Series	27,366	728,483
		2,718,093

TOTAL PREFERRED STOCK (Cost $13,612,469)		$ 13,860,566

TOTAL INVESTMENTS (Cost $24,589,468) – (101.47%)		$ 25,347,789

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-1.47%)		(368,115)

NET ASSETS – (100%)		$ 24,979,674

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Banks	$ 6,953,379	27.43%
Real Estate Investment Trusts	5,747,675	22.68%
Telecommunications	3,499,177	13.81%
Insurance	2,346,128	9.26%
Diversified Financial Services	1,811,158	7.15%
Pipelines	1,250,723	4.93%
Iron/Steel	986,722	3.89%
Food	913,649	3.60%
Trucking & Leasing	862,721	3.40%
Oil & Gas	859,565	3.39%
Agriculture	116,892	0.46%
Total Portfolio Holdings	$ 25,347,789	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)

America First Income Trends Fund
Assets:
Investments in securities, at value	$ 25,347,789
Receivables:
Investment sold	3,690,255
Capital shares sold	10,000
Dividends	130,569
Interest	123
Prepaid expenses	33,652
Total assets	29,212,388

Liabilities:
Payables:
Due to custodian	3,894,071
Capital shares redeemed	181,794
Distribution payable	69,994
Distribution and/or service (12b-1) fees	62,645
Due to manager	1,341
Due to administrator and related parties	8,989
Other liabilities and accrued expenses	13,880
Total liabilities	4,232,714
Net Assets	$ 24,979,674

Investments in securities, at cost	$ 24,589,468

Net Assets consist of:
Paid-in capital	32,607,572
Accumulated net realized capital loss	(8,408,048)
Net unrealized appreciation on investments	776,762
Undistributed net investment income	3,388

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$ 24,979,674

Class A shares:
Net Assets applicable to 739,472 shares issued and outstanding	$ 6,431,695
Net Asset Value per share	$ 8.70
Maximum offering price per share (1)	$ 9.16
Minimum redemption price per share (2)(3)	$ 8.53
Class I shares:
Net Assets applicable to 569,777 shares issued and outstanding	$ 4,957,278
Net Asset Value and offering price per share	$ 8.70
Minimum redemption price per share (3)	$ 8.61
Class U shares:
Net Assets applicable to 1,563,562 shares issued and outstanding	$ 13,590,701
Net Asset Value per share	$ 8.69
Maximum offering price per share (1)	$ 8.91
Minimum redemption price per share (3)(4)	$ 8.52

(1)There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.

(2)Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

America First Income Trends Fund

For the Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends - net of foreign withholding taxes of: $1,596	$ 1,157,651
Interest	2,320
Total investment income	1,159,971

Expenses:
Management fees	221,262
Distribution and/or service (12b-1) fees - Class A	17,548
Distribution and/or service (12b-1) fees - Class U	93,456
Administrator and related parties fees	54,335
Legal fees	6,050
Audit and tax fees	6,825
Custody fees	2,889
Compliance officer compensation	6,755
Registration fees	8,613
Networking fees	1,656
Interest expenses	3,057
Pricing fees	1,512
Trustees fees	2,105
Insurance fees	662
Printing fees	342
Miscellaneous	12,320
Total expenses	439,387
Less: fees waived	(23,633)
Net expenses	415,754

Net investment income	744,217

Realized and unrealized gain (loss) on investments and options written:
Net realized loss on investments (excluding options written)	(8,584,220)
Net realized gain on options written	200,325
Net unrealized appreciation on investments	2,471,701
Net realized and unrealized loss on investments and options written	(5,912,194)

Net decrease in net assets resulting from operations	$ (5,167,977)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

	America First Income Trends Fund
	For the Six Month Period Ended	For the Period Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 744,217	$ 1,918,380
Net realized gain (loss) on investments and options written	(8,383,895)	749,345
Net unrealized appreciation (depreciation) on investments	2,471,701	(1,694,939)
Net increase (decrease) in net assets resulting from operations	(5,167,977)	972,786

Distributions to shareholders from:
Net investment income - Class A	(166,569)	(475,326)
Net investment income - Class I	(211,846)	(633,510)
Net investment income - Class U	(362,414)	(824,870)
Net realized gain - Class A	(7,736)	(205,218)
Net realized gain - Class I	(6,136)	(218,381)
Net realized gain - Class U	(16,416)	(304,285)
Total distributions to shareholders	(771,117)	(2,661,590)

Increase (decrease) in net assets from capital share
transactions (Note 2)	(14,635,218)	47,242,790

Total increase (decrease) in net assets	(20,574,312)	45,553,986

Net Assets:
Beginning of period	45,553,986	-
End of period	$ 24,979,674	$ 45,553,986

Undistributed net investment income	$ 3,388	$ -

The accompanying notes are an integral part of these financial statements.

(1)

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Income Trends Fund

	Class A

	For the Six Month Period		For the Period
	Ended		Ended
	December 31, 2011 (1)		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.09		$ 10.00

Investment Operations:
Net investment income	0.20		0.54
Net realized and unrealized (loss) gain on investments	(1.36)		0.30	(f)
Total from investment operations	(1.16)		0.84

Distributions from:
Net investment income	(0.22)		(0.55)
Net realized gain	(0.01)		(0.20)
Total distributions	(0.23)		(0.75)

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 8.70		$ 10.09

Total Return (a)	(11.52)%		8.36%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 6,432		$ 8,477

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.36%	(c)(e)	2.31%	(c)(e)
After fees waived and expenses absorbed	2.23%	(c)(e)	2.21%	(c)(e)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.21%	(c)(e)	5.14%	(c)(e)
After fees waived and expenses absorbed	4.34%	(c)(e)	5.24%	(c)(e)

Portfolio turnover rate	174.68%	(d)	309.01%	(d)

(a)Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)Redemption fees resulted in less than $0.01 per share.
(c)Annualized.
(d)Not annualized.
(e)The ratios include 0.02% for the six month period ended December 31, 2011 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(f) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Income Trends Fund

	Class I

	For the Six Month Period		For the Period
	Ended		Ended
	December 31, 2011 (1)		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.09		$ 10.00

Investment Operations:
Net investment income	0.27		0.59
Net realized and unrealized (loss) gain on investments	(1.41)		0.30	(f)
Total from investment operations	(1.14)		0.89

Distributions from:
Net investment income	(0.24)		(0.60)
Net realized gain	(0.01)		(0.20)
Total distributions	(0.25)		(0.80)

Paid in Capital from Redemption fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 8.70		$ 10.09

Total Return (a)	(11.28)%		8.86%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 4,957		$ 13,277

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%	(c)(e)	1.81%	(c)(e)
After fees waived and expenses absorbed	1.73%	(c)(e)	1.71%	(c)(e)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.71%	(c)(e)	5.94%	(c)(e)
After fees waived and expenses absorbed	4.84%	(c)(e)	6.04%	(c)(e)

Portfolio turnover rate	174.68%	(d)	309.01%	(d)

(a)Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)Redemption fees resulted in less than $0.01 per share.
(c)Annualized.
(d)Not annualized.
(e) The ratios include 0.02% for the six month period ended December 31, 2011 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(f) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for  the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Income Trends Fund

	Class U

	For the Six Month Period		For the Period
	Ended		Ended
	December 31, 2011 (1)		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.07		$ 10.00

Investment Operations:
Net investment income	0.21		0.50
Net realized and unrealized (loss) gain on investments	(1.39)		0.28	(f)
Total from investment operations	(1.18)		0.78

Distributions from:
Net investment income	(0.19)		(0.51)
Net realized gain	(0.01)		(0.20)
Total distributions	(0.20)		(0.71)

Paid in Capital from Redemption fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 8.69		$ 10.07

Total Return (a)	(13.70)%		7.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 13,591		$ 23,799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.86%	(c)(e)	2.81%	(c)(e)
After fees waived and expenses absorbed	2.73%	(c)(e)	2.71%	(c)(e)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.71%	(c)(e)	5.25%	(c)(e)
After fees waived and expenses absorbed	3.84%	(c)(e)	5.35%	(c)(e)

Portfolio turnover rate	174.68%	(d)	309.01%	(d)

(a)Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)Redemption fees resulted in less than $0.01 per share.
(c)Annualized.
(d)Not annualized.
(e)The ratios include 0.02% for the six month period ended December 31, 2011 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(f) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund’s portfolio.

(1)The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK (94.52%)	Shares	Value

Aerospace/Defense - (9.09%)
General Dynamics Corp.	28,740	$ 1,908,624
L-3 Communications Holdings, Inc.	34,690	2,313,129
Lockheed Martin Corp.	24,150	1,953,735
		6,175,488

Beverages - (2.75%)
Coca-Cola Amatil Ltd.	158,900	1,870,273

Biotechnology - (2.51%)
Mesoblast Ltd. *	241,500	1,701,540

Commercial Services - (2.87%)
Alliance Data Systems Corp. *	18,792	1,951,361

Computers - (5.77%)
Apple, Inc. *	4,822	1,952,910
j2 Global Communication, Inc.	69,959	1,968,646
		3,921,556

Engineering & Construction - (2.21%)
AECOM Technology Corp. *	72,919	1,499,944

Food - (2.78%)
Sara Lee Corp. *	99,689	1,886,116

Hand/Machine Tools - (2.72%)
Snap-on, Inc.	36,502	1,847,731

Healthcare-Products - (2.81%)
Teleflex, Inc.	31,174	1,910,655

Healthcare-Services - (11.31%)
HealthSouth Corp. *	110,534	1,953,136
HealthSpring, Inc. *	34,438	1,878,248
Molina Healthcare, Inc. *	86,530	1,932,215
Ramsay Health Care Ltd.	97,200	1,916,369
		7,679,968
Home Furnishings - (2.69%)
Whirlpool Corp.	38,515	1,827,537

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK - (94.52%) (continued)	Shares	Value

Household Products/Wares - (2.77%)
Tupperware Brands Corp.	33,605	$1,880,872

Leisure Time - (2.54%)
Polaris Industries, Inc.	30,827	1,725,695

Mining - (2.83%)
Iluka Resources Ltd.	121,400	1,924,226

Oil & Gas - (11.30%)
Energen Corp.	37,774	1,888,700
Royal Dutch Shell PLC - ADR	26,451	1,933,304
Tesoro Corp. *	81,586	1,905,849
Western Refining, Inc.	146,611	1,948,460
		7,676,313
Pharmaceuticals - (5.72%)
AstraZeneca PLC - ADR	41,375	1,915,249
Impax Laboratories, Inc. *	97,815	1,972,928
		3,888,177

Real Estate - (4.81%)
Ashford Hospitality Trust, Inc.	179,000	1,432,000
Commonwealth Property Office Fund	1,881,300	1,837,246
		3,269,246
Semiconductors - (0.58%)
Omnivision Technologies, Inc. *	31,942	390,810

Telecommunications - (16.46%)
Arris Group, Inc. *	183,765	1,988,337
BT Group PLC - ADR	62,571	1,854,605
Harris Corp.	52,501	1,892,136
Neutral Tandem, Inc. *	169,155	1,808,267
Telefonica S.A. - ADR	102,058	1,754,377
USA Mobility, Inc.	135,522	1,879,690
		11,177,412

TOTAL COMMON STOCK (Cost $62,480,247)		$64,204,920

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $62,480,247) – (94.52%)		$ 64,204,920

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $15,790,812) - (-23.17%)		(15,738,917)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (28.65%)		19,462,614

NET ASSETS – (100%)		$67,928,617

INVESTMENT IN SECURITIES SOLD SHORT - (-23.17%)

COMMON STOCK - (-23.17%)	Shares	Value

Diversified Financial Services - (-2.09%)
Greenhill & Co., Inc.	39,000	$1,418,430

Healthcare-Products - (-8.08%)
Hologic, Inc. *	97,831	1,713,021
QIAGEN NV *	101,000	1,394,810
Zoll Medical Corp. *	37,647	2,378,537
		5,486,368

Oil & Gas - (-5.99%)
Forest Oil Corp. *	94,000	1,273,700
McMoRan Exploration Co., *	91,000	1,324,050
Petroleum Development Corp. *	42,000	1,474,620
		4,072,370

Pharmaceuticals - (-5.47%)
Auxilium Pharmaceuticals, Inc. *	99,881	1,990,629
Medivation, Inc. *	37,401	1,724,560
		3,715,189

Semiconductors - (-1.54%)
First Solar, Inc. *	31,000	1,046,560

TOTAL COMMON STOCK (Proceeds $15,790,812)		$15,738,917

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.
* Non-income producing security

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage

Telecommunications	$ 11,177,412	23.06%
Healthcare - Services	7,679,968	15.85%
Aerospace / Defense	6,175,488	12.74%
Computers	3,921,556	8.09%
Oil & Gas	3,603,943	7.44%
Real Estate	3,269,246	6.75%
Commercial Services	1,951,361	4.03%
Mining	1,924,226	3.97%
Food	1,886,116	3.89%
Household Products/Wares	1,880,872	3.88%
Beverages	1,870,273	3.86%
Hand/Machine Tools	1,847,731	3.81%
Home Furnishings	1,827,537	3.77%
Leisure Time	1,725,695	3.56%
Biotechnology	1,701,540	3.51%
Engineering & Construction	1,499,944	3.09%
Pharmaceuticals	172,988	0.36%
Semiconductors	(655,750)	(1.35%)
Diversified Financial Services	(1,418,430)	(2.93%)
Healthcare - Products	(3,575,713)	(7.38%)
Total Portfolio Holdings	$ 48,466,003	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)

America First Absolute Return Fund
Assets:
Investments in securities, at value	$64,204,920
Cash at brokers	18,761,367
Receivables:
Capital shares sold	578,470
Investments sold	6,872,282
Dividends	107,711
Interest	749
Prepaid expenses	45,340
Total assets	90,570,839

Liabilities:
Securities sold short	15,738,917
Payables:
Due to custodian	5,728,546
Distribution and/or service (12b-1) fees	139,477
Due to manager	5,685
Due to administrator and related parties	17,639
Capital shares redeemed	307,018
Distributions payable	683,577
Other liabilities and accrued expenses	21,363
Total liabilities	22,642,222
Net Assets	$67,928,617

Investments in securities, at cost	$62,480,247
Securities sold short, at proceeds	15,790,812

Net Assets consist of:
Paid-in capital	$79,626,201
Accumulated net realized capital loss	(12,883,112)
Undistributed net investment loss	(616,064)
Net unrealized appreciation on investments	1,801,592

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$67,928,617

Class A shares:
Net Assets applicable to 3,112,000 shares issued and outstanding	$29,072,396
Net Asset Value per share	$9.34
Maximum offering price per share (1)	$9.83
Minimum redemption price per share (2)(3)	$9.15
Class I shares:
Net Assets applicable to 826,003 shares issued and outstanding	$7,774,710
Net Asset Value per share and offering price per share	$9.41
Minimum redemption price per share (3)	$9.32
Class U shares:
Net Assets applicable to 3,362,261 shares issued and outstanding	$31,081,511
Net Asset Value per share	$9.24
Maximum offering price per share (1)	$9.48
Minimum redemption price per share (3)(4)	$9.06

(1)There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.

(2)Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

   contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

America First
Absolute
Return Fund
For the
Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends - net of foreign withholding taxes of: $24,269	$ 850,191
Interest	949
Total investment income	851,140

Expenses:
Management fees	650,405
Distribution and/or service (12b-1) fees - Class A	88,774
Distribution and/or service (12b-1) fees - Class U	199,935
Administrator and related parties fees	109,239
Registration fees	12,723
Custody fees	6,657
Legal fees	6,050
Networking fees	5,060
Audit and tax fees	6,806
Miscellaneous	10,105
Compliance officer compensation	6,755
Interest expense	273,611
Trustees fees	2,105
Pricing fees	1,512
Insurance fees	662
Dividend expenses Total expenses Net investment loss	86,805
1,467,204
(616,064)

Realized and unrealized gain (loss) on investments and securities sold short:
Net realized loss on investments and foreign currency transactions (excluding securities sold short)	(15,247,243)
Net realized gain on securities sold short	3,316,675
Net change in unrealized appreciation on investments and foreign currency transactions	4,513,569
Net change in unrealized appreciation on securities sold short	51,895
Net realized and unrealized loss on investments and securities sold short	(7,365,104)

Net decrease in net assets resulting from operations	$ (7,981,168)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

	America First
	Absolute
	Return Fund
	For the	For the
	Six Month Period Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (616,064)	$ (895,983)
Net realized gain (loss) on investments and futures contracts	(11,930,568)	18,176,207
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,565,464	(2,204,304)
Net increase (decrease) in net assets resulting from operations	(7,981,168)	15,075,920

Distributions to shareholders from:
Net realized gain - Class A	(1,805,755)	-
Net realized gain - Class I	(485,377)	-
Net realized gain - Class U	(1,961,259)	-
Total distributions to shareholders	(4,252,391)	-

Increase (Decrease) in net assets from capital share
transactions (Note 2)	(23,704,223)	23,996,202

Total increase (decrease) in net assets	(35,937,782)	39,072,122

Net Assets:
Beginning of period	103,866,399	64,794,277
End of period	$ 67,928,617	$ 103,866,399
Undistributed net investment loss	$ (616,064)	$ -

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Absolute Return Fund

	Class A

	For the Six Month Period Ended		For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.80		$ 8.73		$ 10.00

Investment Operations:
Net investment loss	(0.07)		(0.09)		(0.01)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.77)		2.16		(1.26)
Total from investment operations	(0.84)		2.07		(1.27)

Distributions from:
Net realized gain	(0.62)		-		-
Total distributions	(0.62)		-		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-

Net Asset Value, End of Period	$ 9.34		$ 10.80		$ 8.73

Total Return (a)	(7.80)%		23.71%		(12.70)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 29,072		$ 42,773		$ 34,043

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	3.23%	(c)(f)	2.40%	(f)	2.78%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	3.23%	(c)(f)	2.46%	(f)	2.45%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.26)%	(c)(f)	(0.71)%	(f)	(0.97)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.26)%	(c)(f)	(0.77)%	(f)	(0.64)%	(c)

Portfolio turnover rate	324.53%	(d)	575.17%		347.59%	(d)

(a) Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(f) The ratios include 0.63%   for the six month period ended December 31, 2011 and 0.01% for the year ended June 30, 2011 attributed to interest expense.  The ratios include                    0.20% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(1) The America First Absolute Return Fund Class A shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Absolute Return Fund

	Class I

	For the Six Month Period Ended		For the Period Ended
	December 31, 2011		June 30, 2011(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.85		$ 9.07

Investment Operations:
Net investment loss	(0.05)		(0.01)
Net realized and unrealized (loss) gain on investments and futures contracts	(0.77)		1.79
Total from investment operations	(0.82)		1.78

Distributions from:
Net realized gain	(0.62)		-
Total distributions	(0.62)		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 9.41		$ 10.85

Total Return (a)	(7.58)%		19.63%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 7,775		$ 13,774

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.73%	(c)(f)	1.90%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager (e)	2.73%	(c)(f)	1.96%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager (e)	(0.76)%	(c)(f)	(0.02)%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager (e)	(0.76)%	(c)(f)	(0.08)%	(c)(f)

Portfolio turnover rate	324.53%	(d)	575.17%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(f) The ratios include 0.63%   for the six month period ended December 31, 2011 and 0.01% for the year ended June 30, 2011 attributed to interest expense.  The ratios include                    0.20% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(1) The America First Absolute Return Fund Class I shares commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Absolute Return Fund

	Class U

	For the Six Month Period Ended		For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.72		$ 8.72		$ 10.00

Investment Operations:
Net investment loss	(0.10)		(0.13)		(0.03)
Net realized and unrealized (loss) gain on investments and futures contracts	(0.76)		2.13		(1.25)
Total from investment operations	(0.86)		2.00		(1.28)

Distributions from:
Net realized gain	(0.62)		-		-
Total distributions	(0.62)		-		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-

Net Asset Value, End of Period	$ 9.24		$ 10.72		$ 8.72

Total Return (a)	(8.05)%		22.94%		(12.80)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 31,082		$ 47,319		$ 30,751

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	3.73%	(c)(f)	2.90%	(f)	3.28%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	3.73%	(c)(f)	2.96%	(f)	2.95%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.76)%	(c)(f)	(1.21)%	(f)	(1.47)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.76)%	(c)(f)	(1.27)%	(f)	(1.14)%	(c)

Portfolio turnover rate	324.53%	(d)	575.17%		347.59%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming              reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(f) The ratios include 0.01% for the period ended June 30, 2011 and 0.63% for the six month period ended December 31, 2011 attributed to interest expense.  The ratios include 0.20% for the six month period ended December 31, 2011 attributed to dividends on securities sold short.

(1) The America First Absolute Return Fund Class U shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK - (46.36%)	Shares	Value

Agriculture - (3.02%)
Archer-Daniels - Midland Co.	51,236	$ 1,465,350

Chemicals - (3.80%)
BASF SE	720	49,907
BASF SE - ADR	11,615	812,551
EI du Pont de Nemours & Co.	1,139	52,143
Kronos Worldwide, Inc.	51,623	931,279
		1,845,880

Commercial Services - (2.26%)
Medifast, Inc. *	80,015	1,097,806

Energy - Alternate Sources - (0.00%)
Aventine Renewable Energy Holdings, Inc. *	46	271

Food - (3.30%)
Dean Foods Co. *	142,903	1,600,514

Forest Products & Paper - (2.22%)
International Paper Co.	36,329	1,075,338

Healthcare - Products - (2.31%)
Integra LifeSciences Holdings Corp. *	36,388	1,121,842

Household Products/Wares - (2.77%)
Jarden Corp.	44,958	1,343,345

Mining - (2.07%)
Freeport-McMoRan Copper & Gold, Inc.	27,353	1,006,317

Oil & Gas - (10.20%)
CNOOC Ltd. - ADR	5,263	919,341
Devon Energy Corp.	15,294	948,228
Energen Corp.	20,615	1,030,750
Statoil ASA - ADR	39,156	1,002,785
Unit Corp. *	22,638	1,050,403
		4,951,507

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCK - (46.36%) (continued)	Shares	Value

Pharmaceuticals - (14.41%)
Endo Pharmaceuticals Holdings, Inc. *	45,454	$1,569,527
Forest Laboratories, Inc. *	41,685	1,261,388
Impax Laboratories, Inc. *	71,360	1,439,331
Teva Pharmaceutical Industries Ltd. - ADR	34,375	1,387,375
Warner Chilcott PLC *	88,285	1,335,752
		6,993,373

TOTAL COMMON STOCK (Cost $20,141,804)		$ 22,501,543

CORPORATE BONDS - (0.39%)	Principal	Value

Advertising - (0.05%)
Affinion Group, Inc., 11.50%, 10/15/2015	25,000	$21,812

Banks - (0.04%)
Banco Hipotecario S.A., 9.75%, 04/27/2016	20,000	18,000

Commercial Services - (0.01%)
Ahern Rentals, Inc., 9.25%, 08/15/2013 ***	25,000	4,875

Computers - (0.04%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,425

Diversified Financial Services - (0.20%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	100,000	99,250

Home Builders - (0.05%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	25,725

TOTAL CORPORATE BONDS (Cost $194,956)		$189,087

EXCHANGE-TRADED FUNDS - (6.69%)

Commodity Fund - (6.69%)
United States Gasoline Fund LP *	30,836	$ 1,489,995
United States Oil Fund LP *	46,100	1,756,871
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,845,427)		$ 3,246,866

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

PREFERRED STOCKS - (46.52%)	Shares	Value

Banks - (24.69%)
Bank of America Corp., 7.25%, Series J	2,222	$1,750,980
Countrywide Capital IV, 6.75%, Series J	88,402	1,755,664
Deutsche Bank Contingent Capital Trust III, 7.60%, 04/01/2033 Series	82,947	1,546,962
Lloyds Banking Group PLC, 6.45%, Series K	68,595	1,752,602
Santander Finance Preferred S.A., Unipersonal, 10.50%, Series	64,893	1,704,739
Wells Fargo & Company, 7.50%, 12/31/2049	1,659	1,750,245
Zions Bancorporation, 9.50%, Series C	68,011	1,717,278
		11,978,470
Diversified Financial Services - (3.65%)
Merrill Lynch Capital Trust I, 6.45%, Series K	90,889	1,688,718
RBS Capital Funding Trust VII, 6.08%	8,976	81,681
		1,770,399

Healthcare-Products - (0.41%)
Alere Inc., 3.00%, Series B	954	200,340

Insurance - (14.06%)
Aegon NV, 7.25%, Series	79,091	1,748,702
America International Group, 7.70%, 12/18/2062	74,551	1,743,748
Hartford Financial Services Group Inc., 7.25%, Series F	88,267	1,657,654
ING Groep NV, 8.50%, Series	100,008	1,674,134
		6,824,238

Oil & Gas - (3.71%)
Apache Corp., 6.00%, Series D	33,191	1,801,608

TOTAL PREFERRED STOCKS (Cost $22,583,064)		22,575,055

TOTAL INVESTMENTS (Cost $45,765,251) – (99.96%)		$ 48,512,551

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (0.04%)		20,418

NET ASSETS – (100%)		$ 48,532,969

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

ADR - American Depositary Receipts.
PLC - Public Liability Company.
* Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
*** Represents issuer in default on interest payment; non-interest producing security.

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage

Banks	$ 11,996,470	24.73%
Pharmaceuticals	6,993,373	14.42%
Insurance	6,824,238	14.07%
Oil & Gas	6,753,115	13.92%
Commodity Fund	3,246,866	6.69%
Diversified Financial Services	1,869,649	3.85%
Chemicals	1,845,880	3.80%
Food	1,600,514	3.30%
Agriculture	1,465,350	3.02%
Household Products / Wares	1,343,345	2.77%
Healthcare - Products	1,322,182	2.73%
Commercial Services	1,102,681	2.27%
Forest Products & Paper	1,075,338	2.22%
Mining	1,006,317	2.08%
Home Builders	25,725	0.05%
Advertising	21,812	0.04%
Computers	19,425	0.04%
Energy - Alternate Sources	271	0.00%
Total Portfolio Holdings	$ 48,512,551	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)

America First Quantitative Strategies Fund
Assets:
Investments in securities, at value	$48,512,551
Receivables:
Investment sold	1,070,603
Capital shares sold	140,104
Dividends	157,227
Interest	2,667
Prepaid expenses	30,503
Total assets	49,913,655

Liabilities:
Payables:
Due to custodian	421,763
Capital shares redeemed	45,271
Distribution payable	816,092
Distribution and/or service (12b-1) fees	69,773
Due to manager	2,063
Due to administrator and related parties	13,335
Other liabilities and accrued expenses	12,389
Total liabilities	1,380,686
Net Assets	$48,532,969

Investments in securities, at cost	$45,765,251

Net Assets consist of:
Paid-in capital	$54,257,421
Accumulated net realized capital loss	(8,468,100)
Undistributed net investment loss	(3,652)
Net unrealized appreciation on investments	2,747,300

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$48,532,969

Class A shares:
Net Assets applicable to 3,560,479 shares issued and outstanding	$18,955,206
Net Asset Value per share	$5.32
Maximum offering price per share (1)	$5.54
Minimum redemption price per share (2)	$5.27
Class C shares:
Net Assets applicable to 5,578,783 shares issued and outstanding	$29,577,763
Net Asset Value and offering price per share	$5.30
Maximum offering price per share (1)	$5.35
Minimum redemption price per share (3)	$5.25

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

America First Quantitative Strategies Fund
For the Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends - (net of foreign withholding taxes of: $2,005)	$1,211,537
Interest	13,028
Total investment income	1,224,565

Expenses:
Management fees	273,342
Distribution and/or service (12b-1) fees - Class A	25,792
Distribution and/or service (12b-1) fees - Class C	170,175
Administrator and related parties fees	77,262
Registration fees	8,045
Legal fees	6,050
Audit and tax fees	6,554
Compliance officer compensation	6,755
Custody fees	4,644
Networking fees	1,840
Miscellaneous	9,262
Interest expense	3,155
Pricing fees	1,814
Trustees fees	2,105
Insurance fees	662
Total expenses	597,457
Less: fees waived and expenses absorbed	(54,973)
Net expenses	542,484

Net investment income	682,081

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(8,421,246)
Net change in unrealized appreciation on investments	3,052,981
Net realized and unrealized loss on investments	(5,368,265)

Net decrease in net assets resulting from operations	$(4,686,184)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	America First Quantitative Strategies Fund
	For the Six Month Period Ended	For the Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 682,081	$ 1,312,060
Net realized gain (loss) on investments	(8,421,246)	7,749,644
Net change in unrealized appreciation on investments	3,052,981	1,419,157
Net increase (decrease) in net assets resulting from operations	(4,686,184)	10,480,861

Distributions to shareholders from:
Net investment income - Class A	(311,061)	(681,371)
Net investment income - Class C	(374,672)	(695,415)
Net realized gain - Class A	(2,413,072)	(868,177)
Net realized gain - Class C	(3,796,572)	(995,365)
Total distributions to shareholders	(6,895,377)	(3,240,328)

Increase (decrease) in net assets from capital share
transactions (Note 2)	(3,444,301)	23,220,641

Total increase (decrease) increase in net assets	(15,025,862)	30,461,174

Net Assets:
Beginning of period	63,558,831	33,097,657
End of period	$ 48,532,969	$ 63,558,831

Accumulated net investment loss	$ (3,652)	$ -

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS				SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class A

	For the Six Month Period Ended		For the Year		For the Year		For the Year		For the Period
	December 31, 2011		Ended June 30, 2011		Ended June 30, 2010		Ended June 30, 2009		Ended June 30, 2008 1)
	(Unaudited)

Net Asset Value, Beginning of period	$ 6.67		$ 5.58		$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.10		0.19		0.15		0.23		0.48
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)		1.33		0.76		(3.06)		(2.10)
Total from investment operations	(0.48)		1.52		0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.10)		(0.19)		(0.14)		(0.25)		(0.49)
Net realized gain	(0.77)		(0.24)		-		-		-
Total distributions	(0.87)		(0.43)		(0.14)		(0.25)		(0.49)

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-		-		-

Net Asset Value, End of Period	$ 5.32		$ 6.67		$ 5.58		$ 4.81		$ 7.89

Total Return (a)	(7.15)%		27.26%		18.96%		(35.75)%		(16.49)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 18,955		$ 23,856		$ 16,669		$ 2,857		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	1.72%	(d)(g)	1.78%	(g)	2.46%	(e)	6.42%	(e)	11.17%	(d)
After fees waived and expenses absorbed(c)	1.52%	(d)(g)	1.51%	(g)	1.59%	(e)	2.33%	(e)	1.50%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.68%	(d)(g)	2.65%		(g)	2.55%	(e)	(0.88)%	(e) (0.22)%	(d)
After fees waived and expenses absorbed(c)	2.88%	(d)(g)	2.92%	(g)	3.42%	(e)	3.21%	(e)	9.45%	(d)

Portfolio turnover rate	123.56%	(f)	284.37%		76.67%		188.73%		126.20%	(f)

(a)  Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e) The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio,    Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the six month period ended December 31, 2011 and 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

	The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS				SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

			America First Quantitative Strategies Fund

	Class C

	For the Six Month Period Ended		For the Year		For the Year	For the Year		For the Period
	December 31, 2011		Ended June 30, 2011		Ended June 30, 2010	Ended June 30, 2009		Ended June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of period	$ 6.64		$ 5.56		$ 4.81	$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.08		0.14		0.11	0.19		0.48
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)		1.33		0.76	(3.05)		(2.14)
Total from investment operations	(0.50)		1.47		0.87	(2.86)		(1.66)

Distributions from:
Net investment income	(0.07)		(0.15)		(0.12)	(0.22)		(0.45)
Net realized gain	(0.77)		(0.24)		-	-		-
Total distributions	(0.84)		(0.39)		(0.12)	(0.22)		(0.45)

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-	-		-

Net Asset Value, End of Period	$ 5.30		$ 6.64		$ 5.56	$ 4.81		$ 7.89

Total Return (a)	(7.57)%		26.73%		17.95%	(36.21)%		(16.90)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 29,578		$ 39,703		$ 16,428	$ 325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.48%	(d)(g)	2.53%	(g)	3.22%	(e) 7.17%	(e)	11.92%	(d)
After fees waived and expenses absorbed(c)	2.27%	(d)(g)	2.26%	(g)	2.34%	(e) 3.08%	(e)	2.25%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.07%	(d)(g)	2.09%	(g)	1.96% (e)	(1.63)%	(e)	(0.97)%	(d)
After fees waived and expenses absorbed(c)	2.27%	(d)(g)	2.36%	(g)	2.84% (e)	2.46%	(e)	8.70%	(d)

Portfolio turnover rate	123.56%	(f)	284.37%		76.67%	188.73%		126.20%	(f)

(a)  Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e) The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the period ended June 30, 2011and 0.01% for the six month period ended December 31, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

	The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twenty-four series. These financial statements include the following four series: America First Defensive Growth Fund, America First Income Trends Fund, America First Absolute Return Fund and America First Quantitative Strategies Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. America First Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

America First Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

America First Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

America First Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

America First Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on
September 28, 2007. Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The Defensive Growth Fund, Income Trends Fund and Absolute Return Fund offer three classes of shares, Class A, Class I and Class U. The Quantitative Strategies Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of December 31, 2011:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 11,715,568	$ 11,715,568	$ -	$ -
Short-Term Investments	259,276	-	259,276	-
Total	$ 11,974,844	$ 11,715,568	$ 259,276	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 2,292,018	$ 2,292,018	$ -	$ -
Total	$ 2,292,018	$ 2,292,018	$ -	$ -

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 11,487,223	$ 11,487,223	$ -	$ -
Preferred Stock (2)	13,860,566	13,860,566	-	-
Total	$ 25,347,789	$ 25,347,789	$ -	$ -

Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 64,204,920	$ 64,204,920	$ -	$ -
Total	$ 64,204,920	$ 64,204,920	$ -	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 15,738,917	$ 15,738,917	$ -	$ -
Total	$ 15,738,917	$ 15,738,917	$ -	$ -

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 22,501,543	$ 22,501,543	$ -	$ -
Corporate Bonds (2)	189,087	-	189,087	-
Exchange-Traded Funds	3,246,866	3,246,866	-	-
Preferred Stock (2)	22,575,055	22,575,055	-	-
Total	$ 48,512,551	$ 48,323,464	$ 189,087	$ -

(1) As of and during the period ended December 31, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2) For a detailed break-out of common stocks, exchange-traded funds, preferred stocks, and corporate bonds by investment category please refer to the Schedules of Investments.

The Funds had no significant transfers between Level 1 and Level 2 during the six month period ended December 31, 2011.

b)

Accounting for Derivatives - Financial Futures Contracts - Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liability for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract are eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The effect of derivative instruments on the Statement of Operations for the six month period ended December 31, 2011 was as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income*	Value
Income Trends Fund	Call options written	Net realized gain on options written	$200,325

c)

 Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the period ended December 31, 2011, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. During the six month period ended December 31, 2011, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax periods (tax period ended June 30, 2011 for the Defensive Growth Fund and Income Trends Fund, tax periods/years ended June 30, 2010 and June 30, 2011 for the Absolute Return Fund and tax periods/years ended June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011 for the Quantitative Strategies Fund) and has concluded that no provision for income tax is required in these financial statements. The Funds’ tax returns for the periods are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, is recorded on the ex-dividend date.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

   Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the Defensive Growth Fund Class A, Class I and Class U shares for the six month period ended December 31, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	338,523	$ 3,335,000	129,771	$ 1,289,219	384,543	$ 3,772,107
Reinvested	2,035	20,982	999	10,321	2,400	24,596
Redeemed(1)	(46,631)	(450,610)	(97,796)	(963,512)	(229,946)	(2,157,478)
Net Increase	293,927	$ 2,905,372	32,974	$ 336,028	156,997	$ 1,639,225

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $537, $2,310 and $1,237 for Class A, Class I and Class U respectively.

Transactions in shares of beneficial interest for the Income Trends Fund Class A, Class I and Class U shares for the six month period ended December 31, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	61,449	$ 542,379	116,513	$ 1,115,662	97,968	$ 908,058
Reinvested	15,543	133,182	17,997	153,868	29,364	250,986
Redeemed(1)	(178,058)	(1,648,074)	(880,619)	(7,835,659)	(926,717)	(8,255,620)
Net Decrease	(101,066)	$ (972,513)	(746,109)	$ (6,566,129)	(799,385)	$ (7,096,576)
(1)The redeemed amounts are net of redemption fees withheld by the Fund of $8, $898 and $832 for Class A, Class I and Class U respectively.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Absolute Return Fund Class A, Class I and Class U shares for the six month period ended December 31, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	231,353	$ 2,294,171	92,448	$ 946,235	181,974	$ 1,848,933
Reinvested	137,156	1,324,908	47,561	447,552	194,411	1,796,354
Redeemed(1)	(1,217,306)	(12,284,469)	(583,709)	(5,868,635)	(1,427,926)	(14,209,272)
Net Increase	(848,797)	$ (8,665,390)	(443,700)	$ (4,474,848)	(1,051,541)	$ (10,563,985)

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $902, $631 and $591 for Class A, Class I and Class U respectively.

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the six month period ended December 31, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	795,376	$ 4,953,456	385,543	$ 2,432,173
Reinvested	438,534	2,346,242	690,173	3,674,895
Redeemed	(1,251,198)	(7,779,581)	(1,476,509)	(9,071,486)
Net Increase	(17,288)	$ (479,883)	(400,793)	$ (2,964,418)

Transactions in shares of beneficial interest for the Defensive Growth Fund Class A, Class I and Class U shares for the period since inception from May 23, 2011 through June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	200,175	$ 1,994,122	307,291	$ 3,066,108	529,798	$ 5,272,029
Redeemed(1)	(53,113)	(519,206)	(6,655)	(65,235)	(171,087)	(1,668,270)
Net Increase	147,062	$ 1,474,916	300,636	$ 3,000,873	358,711	$ 3,603,759

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $0, $474 and $320 for Class A, Class I and Class U respectively.

Transactions in shares of beneficial interest for the Income Trends Fund Class A, Class I and Class U shares for the year ended June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	1,404,176	$ 14,744,722	1,579,077	$ 16,473,324	2,492,543	$ 25,937,642
Reinvested	57,070	592,709	61,271	635,049	77,972	805,352
Redeemed(1)	(620,708)	(6,427,118)	(324,462)	(3,380,665)	(207,568)	(2,138,225)
Net Increase	840,538	$ 8,910,313	1,315,886	$ 13,727,708	2,362,947	$ 24,604,769
(1)The redeemed amounts are net of redemption fees withheld by the Fund of $3,361, $5,175 and $2,115 for Class A, Class I and Class U respectively.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (2)

CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Absolute Return Fund Class A, Class I and Class U shares for the year ended June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	2,850,508	$ 30,683,988	1,676,784	$ 17,541,479	2,545,964	$ 26,404,943
Reinvested	-	-	-	-	-	-
Redeemed(1)	(2,787,656)	(29,293,080)	(407,081)	(4,475,781)	(1,660,502)	(16,865,347)
Net Increase	62,852	$ 1,390,908	1,269,703	$ 13,065,698	885,462	$ 9,539,596

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $5,671, $2,585 and $1,427 for Class A, Class I and Class U respectively.

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	1,531,923	$ 9,709,672	3,515,195	$ 22,819,862
Reinvested	209,879	1,347,469	235,931	1,511,907
Redeemed	(1,151,419)	(7,521,011)	(724,708)	(4,647,258)
Net Increase	590,383	$ 3,536,130	3,026,418	$ 19,684,511

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$ 24,840,630	$ 20,316,374
Income Trends Fund	57,551,616	70,671,379
Absolute Return Fund	270,631,003	299,668,069
Quantitative Strategies Fund	65,596,674	72,660,816

There were no government securities purchased or sold by the Funds during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Income Trends Fund during the six month period ended December 31, 2011 were as follows:

Income Trends Fund

	Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of period	$ -	$ -
Options written	6,690	500,956
Options covered	-	-
Options exercised	(4,006)	(300,631)
Options expired	(2,684)	(200,325)

Options outstanding at end of period	$ -	$ -

* One option contract is equivalent to one hundred shares of common stock.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (5)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.50%, 1.25%, 1.50% and 1.00% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively. For the six month period ended December 31, 2011, the Defensive Growth Fund incurred $77,800 of management fees, before waiver and reimbursements described below. As of December 31, 2011, there was $587 due to the Manager for the Defensive Growth Fund. For the six month period ended December 31, 2011, Income Trends Fund incurred $221,262 of management fees, before waiver and reimbursements described below. As of December 31, 2011, there was $1,341 due to the Manager for the Income Trends Fund. For the six month period ended December 31, 2011, the Absolute Return Fund incurred $650,405 of management fees, before waiver and reimbursements described below. As of December 31, 2011, there was $5,685 due to the Manager for the Absolute Return Fund. For the six month period ended December 31, 2011, the Quantitative Strategies Fund incurred $273,342 of management fees, before the waivers and reimbursements described below. As of December 31, 2011, there was $2,063 due to the Manager for the Quantitative Strategies Fund.

AFCM and the Funds have entered into an Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 2.45% for Class A, 1.95% for Class I and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2012; at 2.20% for Class A, 1.70% for Class I and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2011; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2012 and 1.50% for Class A and 2.25% for Class C of the Fund’s average daily net assets through October 31, 2012 for the Quantitative Strategies Fund. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six month period ended December 31, 2011, the Manager waived management fees of $43,532 for the Defensive Growth Fund. For the six month period ended December 31, 2011, the Manager may recapture $23,101 and $43,532 no later than June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement. For the six month period ended December 31, 2011, the Manager waived management fees of $23,633 for the Income Trends Fund. The Manager may recapture $35,882 and $23,633 no later than June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement. For the six month period ended December 31, 2011, the Manager waived management fees of $54,973 for the Quantitative Strategies Fund. The Manager may recapture $85,989, $134,924, $138,204 and $54,973 no later than June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended
December 31, 2011, the Defensive Growth Fund incurred $7,707 for such fees, with $1,493 remaining payable at
December 31, 2011. For the period ended December 31, 2011, the Income Trends Fund incurred $20,222 for such fees, with $2,913 remaining payable at December 31, 2011. For the period ended December 31, 2011, the Absolute Return Fund incurred $45,814 for such fees, with $6,801 remaining payable at December 31, 2011. For the period ended December 31, 2011, the Quantitative Strategies Fund incurred $29,855 for such fees, with $4,675 remaining payable December 31, 2011.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(5)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. The Funds pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Defensive Growth Fund incurred $15,343 for such fees including out of pocket expenses, with $2,896 remaining payable at December 31, 2011. For the six month period ended December 31, 2011 the Income Trends Fund incurred $34,113 for such fees including out of pocket expenses, with $5,024 remaining payable at December 31, 2011.

For the six month period ended December 31, 2011, the Absolute Return Fund incurred $63,425 for such fees including out of pocket expenses, with $9,788 remaining payable at December 31, 2011. For six month period ended December 31, 2011, the Quantitative Strategies Fund incurred $47,407 for such services including out of pocket expenses, with $7,610 remaining payable at December 31, 2011.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Funds. For these services Matrix receives a base fee of $12,000 per year per Fund. For the six month period ended December 31, 2011, the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund and Quantitative Strategies Fund incurred $6,033, $6,755, $6,755 and $6,755, respectively, with $1,033, $1,050 $1,050 and $1,050 remaining payable at December 31, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Funds’ shares. For the year ended December 31, 2011, Matrix received no commissions from the sale of Class A shares, Class C shares and Class U shares. Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix. A trustee is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund pays to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A and up to 1.00% for the Class C and Class U shares based on average daily net assets of each class. Class A shares are currently paying 0.50% per annum of 12b-1 fees for the Defensive Growth Fund, Income Trends Fund and Absolute Return Fund, Class A shares are currently paying 0.25% per annum of 12b-1 fees for the Quantitative Strategies Fund and Class C and Class U shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six month period ended December 31, 2011, the Defensive Growth Fund incurred $7,527 and $21,623 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the six month period ended December 31, 2011, the Income Trends Fund incurred $17,548 and $93,456 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the six month period ended December 31, 2011, the Absolute Return Fund incurred $88,774 and $199,935 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the six month period ended December 31, 2011, the Quantitative Strategies Fund incurred $25,792 and $170,175 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the six month period ended December 31, 2011, AFCM received $17,423, $3,767, $9,238 and $4,898 from Defensive Growth Fund, the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

For the six month period ended December 31, 2011, AFCM received contingent deferred sales charges from certain redemptions of the Quantitative Strategies Fund’s Class C shares of $5,113. The respective shareholders pay such charges, which are not an expense of the Fund.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(6)

TAX MATTERS

The tax character of dividends and distributions paid by the Defensive Growth Fund were as follows:

For the Six Month Period Ended December 31, 2011
Ordinary Income	$ 64,338

 The tax character of dividends and distributions paid by the Income Trends Fund were as follows:

	For the Six Month Period Ended December 31, 2011	For the Year Ended June 30, 2011
Ordinary Income	$ 771,117	$ 2,661,590

The tax character of dividends and distributions paid by the Absolute Return Fund were as follows:

For the Six Month Period Ended December 31, 2011
Ordinary Income	$ 3,703,333
Long-Term Capital Gains	549,058

The tax character of dividends and distributions paid by the Quantitative Strategies Fund were as follows:

	For the Six Month Period Ended December 31, 2011	For the Year Ended June 30, 2011
Ordinary Income	$ 6,852,884	$ 3,099,816
Long-Term Capital Gains	42,493	140,512

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at December 31, 2011 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Defensive Growth Fund	$ 9,100,755	$ 818,527	$ (236,456)	$ 582,071
Income Trends Fund	24,410,899	1,023,164	(86,274)	936,890
Absolute Return Fund	45,846,842	3,470,793	(851,632)	2,619,161
Quantitative Strategies Fund	45,723,926	3,703,982	(915,357)	2,788,625

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Funds’ most recent fiscal year ends, the components of distributable earnings on a tax basis were as follows:

				Post-	Post-
		Undistributed	Undistributed	October	October	Total
	Unrealized	Ordinary	Capital	Capital	Currency	Distributable
Fund	Depreciation	Income	Gains	Loss	Losses	Earnings
Defensive Growth Fund	$ (13,327)	$ -	$ -	$ (16,755)	$ (3,873)	$ (33,955)
Income Trends Fund	(1,719,092)	1,179	29,109	-	-	(1,688,804)
Absolute Return Fund	(3,716,416)	3,703,334	549,057	-	-	535,975
Quantitative Strategies Fund	(351,913)	6,167,153	42,494	(625)	-	5,857,109

The undistributed ordinary income, capital gains and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, flow through income and deferred passive losses from limited partnerships, and certain temporary book/tax differences due to the tax deferral of post-October/December losses and wash sales.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2011, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Ownership	Defensive Growth Fund			Income Trends Fund
	Class A	Class I	Class U	Class A	Class I	Class U
Ameritrade, Inc.	-	40%	-	-	-	-
LPL Financial Corp.	-	29%	-	-	45%	25%
Stifel Nicolaus & Co	-	-	55%	-	-	30%

Ownership	Absolute Return Fund			Quantitative Strategies Fund
	Class A	Class I	Class U	Class A	Class C
First Clearing, LLC	30%	-	-	-	-
LPL Financial Corp.	-	79%	-	-	35%
Stifel Nicolaus & Co	-	-	43%	-	-

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 (9)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

 (10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT (Continued)

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission
(the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the period ended December 31, 2011.

Name of Trustee1	Aggregate Compensation From the America First Defensive Growth Fund	Aggregate Compensation From the America First Income Trends Fund	Aggregate Compensation From the America First Absolute Return Fund	Aggregate Compensation From the America First Quantitative Strategies Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the America First Funds to Trustees(2)
Independent Trustees
Tobais Caldwell	$899	$900	$900	$900	Not Applicable	Not Applicable	$3,599
Tiberiu Weisz	$822	$822	$821	$821	Not Applicable	Not Applicable	$3,286
Bert Pariser	$696	$696	$697	$697	Not Applicable	Not Applicable	$2,786
Interested Trustees
Jerry Szilagyi	None	None	None	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

2 Figures are for the six month period ended December 31, 2011.

Mutual Fund Series Trust

5 Abbington Drive

Lloyd Harbor, NY 11743

MANAGER

AmericaFirst Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

SEMI-ANNUAL REPORT

Catalyst Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst Strategic Value Fund

Catalyst International Value Fund

Catalyst Large Cap Value Fund

Catalyst/MAP Global Capital Appreciation Fund

Catalyst/MAP Global Total Return Income Fund

Catalyst/CP Core Equity Fund

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/11) and held for the entire period through 12/31/11.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period (1)
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (-22.47%)	$ 1,000.00	1.56%	$ 775.30	$ 6.96
Class C (-22.71%)	1,000.00	2.31%	772.90	10.29
Class I (-22.32%)	1,000.00	1.31%	776.80	5.85

Hypothetical 5% Return
Class A	1,000.00	1.56%	1,017.30	7.91
Class C	1,000.00	2.31%	1,013.50	11.69
Class I	1,000.00	1.31%	1,018.60	6.65

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period (1)
Catalyst/SMH High Income Fund

Actual Fund Return (in parentheses)
Class A (-2.56%)	$ 1,000.00	1.45%	$ 974.40	$ 7.22
Class C (-2.93%)	1,000.00	2.20%	970.70	10.93

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period (1)
Catalyst/SMH Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (-10.27%)	$ 1,000.00	1.56%	$ 897.30	$ 7.46
Class C (-10.47%)	1,000.00	2.31%	895.30	11.04

Hypothetical 5% Return
Class A	1,000.00	1.56%	1,017.30	7.93
Class C	1,000.00	2.31%	1,013.60	11.72

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period (1)
Catalyst/Groesbeck Growth of Income Fund

Actual Fund Return (in parentheses)
Class A (-0.76%)	$ 1,000.00	1.55%	$ 992.40	$ 7.76
Class C (-1.08%)	1,000.00	2.30%	989.20	11.50
Class I (-0.63%)	1,000.00	1.30%	993.70	6.51

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.30	7.86
Class C	1,000.00	2.30%	1,013.60	11.64
Class I	1,000.00	1.30%	1,018.60	6.60

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period (1)
Catalyst/Strategic Value Fund

Actual Fund Return (in parentheses)
Class A (-4.93%)	$ 1,000.00	1.55%	$ 950.70	$ 7.60
Class C (-5.24%)	1,000.00	2.30%	947.60	11.26

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.30	7.86
Class C	1,000.00	2.30%	1,013.60	11.64

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.56%, 2.31% and 1.31% for the Catalyst Value Fund Class A, Class C and Class I shares, respectively; 1.45% and 2.20% for the Catalyst/SMH High Income Fund Class A and Class C shares, respectively; 1.56% and 2.31% for the Catalyst/SMH Total Return Income Fund Class A and Class C shares, respectively, 1.55%, 2.30% and 1.30% for the Catalyst/Groesbeck Growth of Income Fund Class A, Class C and Class I shares, respectively, and 1.55% and 2.30% for the Catalyst Strategic Value Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period
Catalyst International Value Fund

Actual Fund Return (in parentheses)
Class A (-13.98%)	$ 1,000.00	1.55%	$ 860.20	$ 6.11 (1)
Class C (-14.23%)	1,000.00	2.30%	857.70	9.05 (1)

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.30	7.86 (2)
Class C	1,000.00	2.30%	1,013.60	11.64 (2)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period
Catalyst Large Cap Value Fund

Actual Fund Return (in parentheses)
Class A (-0.63%)	$ 1,000.00	1.46%	$ 993.70	$ 6.16 (1)
Class C (-0.96%)	1,000.00	2.21%	990.40	9.31 (1)

Hypothetical 5% Return
Class A	1,000.00	1.46%	1,017.80	7.41 (2)
Class C	1,000.00	2.21%	1,014.00	11.19 (2)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period
Catalyst/MAP Global Capital Appreciation Fund

Actual Fund Return (in parentheses)
Class A (-4.04%)	$ 1,000.00	1.55%	$ 959.60	$ 6.43 (1)
Class C (-4.37%)	1,000.00	2.30%	956.30	9.53 (1)

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.30	7.86 (2)
Class C	1,000.00	2.30%	1,013.60	11.64 (2)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period
Catalyst/MAP Global Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (-0.01%)	$ 1,000.00	1.55%	$ 999.90	$ 6.56 (1)
Class C (-0.41%)	1,000.00	2.30%	995.90	9.72 (1)

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.30	7.86 (2)
Class C	1,000.00	2.30%	1,013.60	11.64 (2)

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/11	Ratio For the Period	Value 12/31/11	During the Period
Catalyst/CP Core Equity Fund

Actual Fund Return (in parentheses)
Class A (-0.20%)	$ 1,000.00	1.35%	$ 999.00	$ 0.33 (3)
Class C (-0.20%)	1,000.00	2.10%	999.00	0.52 (3)

Hypothetical 5% Return
Class A	1,000.00	1.35%	1,018.30	6.85 (2)
Class C	1,000.00	2.10%	1,014.60	10.63 (2)

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.55% and 2.30% for the Catalyst International Value Fund Class A and Class C shares, respectively, 1.46% and 2.21% for the Catalyst Large Cap Value Fund Class A and Class C shares, respectively, 1.55% and 2.30% for the Catalyst/MAP Global Capital Appreciation Fund Class A and Class C shares, respectively, and 1.55% and 2.30% for the Catalyst/MAP Global Total Return Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 155/366 to reflect the period since inception from 07/29/11 through 12/31/11.

(2) Expenses are equal to the Funds’ annualized expense ratios of 1.55% and 2.30% for the Catalyst International Value Fund Class A and Class C shares, respectively; 1.46% and 2.21% for the Catalyst Large Cap Value Fund Class A and Class C shares, respectively; 1.55% and 2.30% for the Catalyst/MAP Global Capital Appreciation Fund Class A and Class C shares, respectively; 1.55% and 2.30% for the Catalyst/MAP Global Total Return Income Fund Class A and Class C shares, respectively; and 1.35% and 2.10% for the Catalyst/CP Core Equity Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(3) Expenses are equal to the Funds’ annualized expense ratios of 1.35% and 2.10% for the Catalyst/CP Core Equity Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 9/366 to reflect the period since inception from 12/22/11 through 12/31/11.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (88.20%)	Shares	Value

Air Freight & Logistics - (0.55%)
Radiant Logistics, Inc. *	160,000	$ 384,000

Airlines - (0.27%)
Pinnacle Airlines Corp. *	233,403	191,390

Biotechnology - (11.26%)
Maxygen, Inc. *	490,000	2,758,700
PDL BioPharma, Inc.	820,000	5,084,000
		7,842,700
Capital Markets - (2.94%)
Prospect Capital Corp. †	220,000	2,043,800

Commercial Services & Supplies - (2.27%)
Hudson Technologies, Inc. *	200,900	281,260
NL Industries, Inc.	100,000	1,297,000
		1,578,260
Communications Equipments - (1.66%)
Westell Technologies, Inc. *†	520,000	1,154,400

Construction & Engineering - (0.45%)
KHD Humboldt Wedag International AG *	48,501	313,898

Diversified Telecommunications - (6.78%)
Hawaiian Telcom Holdco, Inc. *	110,000	1,694,000
Primus Telecommunications Group, Inc. *	238,855	3,023,904
		4,717,904
Food Products - (3.49%)
Smithfield Foods, Inc. *	100,000	2,428,000

Health Care Providers & Services - (7.87%)
LHC Group, Inc. *	70,000	898,100
Metropolitan Health Networks, Inc. *	30,000	224,100
Providence Service Corp. *	316,700	4,357,792
		5,479,992
Insurance - (0.51%)
Investors Title Co.	10,000	357,700

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (88.20%) (continued)	Shares	Value

Internet Software & Services - (2.45%)
Perion Network Ltd.	431,200	$ 1,703,240

Marine - (6.39%)
Box Ships, Inc.	199,900	1,673,163
Global Ship Lease, Inc. *	1,532,586	2,773,981
		4,447,144
Media - (5.43%)
EDCI Holdings, Inc.	227,471	1,137,355
Reading International, Inc. *	595,100	2,523,224
Rentrak Corp. *	8,600	122,808
		3,783,387
Oil, Gas & Consumable Fuels - (0.40%)
Cano Petroleum, Inc. *†	1,824,837	127,739
Harvest Natural Resources, Inc. *†	20,000	147,600
		275,339
Pharmaceuticals - (0.04%)
Pozen, Inc. *	7,200	28,440

Real Estate Investment Trusts - (18.28%)
American Capital Agency Corp.	70,000	1,965,600
Chimera Investment Corp. †	1,250,000	3,137,500
Invesco Mortgage Capital, Inc.	130,000	1,826,500
PennyMac Mortgage Investment Trust	60,000	997,200
Two Harbors Investment Corp.	520,000	4,804,800
		12,731,600
Software - (3.91%)
Gravity Co., Ltd. - ADR	1,361,561	1,919,801
NetSol Technologies, Inc. *†	1,940,000	805,100
		2,724,901
Textiles, Apparel & Luxury Goods - (0.99%)
Hallwood Group, Inc. *	76,045	690,489

Thrifts & Mortgage Finance - (4.75%)
Bofi Holding, Inc. *	203,731	3,310,629

Wireless Telecommunication Services - (7.51%)
USA Mobility, Inc.	377,000	5,228,990

TOTAL COMMON STOCK (Cost $75,888,169)		61,416,203

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)		SEMI-ANNUAL REPORT

PREFERRED STOCK - (1.64%)		Shares	Value

Thrifts & Mortgage Finance - (1.64%)
Washington Mutual, Inc. Series K **		1,905,992	$ 1,048,296
Washington Mutual, Inc. Series R **		5,100	96,900
			1,145,196

TOTAL PREFERRED STOCK (Cost $2,913,458)			1,145,196

WARRANTS - (8.09%)	Expiration Date
	Exercise Price
Auto Components - (4.68%)
Visteon Corp. *	10/05/2015 - $58.80	337,642	3,258,245

Chemicals - (3.41%)
Tronox, Inc. - Class A *	02/14/2018 - $62.13	18,063	1,137,969
Tronox, Inc. - Class B *	02/14/2018 - $68.56	22,848	1,233,792
			2,371,761

TOTAL WARRANTS (Cost $10,113,171)			5,630,006

SHORT-TERM INVESTMENTS - (8.28%)
Fidelity Institutional Money Market Portfolio, Class I, 0.23% ***#		5,765,939	5,765,939
TOTAL SHORT-TERM INVESTMENTS - (Cost $5,765,939)			5,765,939

TOTAL INVESTMENTS (Cost $94,680,737) – (106.21%)			$ 73,957,344

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-6.21%)			(4,323,230)

NET ASSETS – (100.00%)			$ 69,634,114

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at December 31, 2011. Total loaned securities had a market value of $2,612,512 at December 31, 2011.
# A portion of this security is segregated as collateral for securities on loan at December 31, 2011. Total collateral had a market value of $5,476,028 at December 31, 2011.
ADR American Depositary Receipt.

As of December 31, 2011, the Fund’s debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	3.98%
Germany	0.45%
Greece	2.40%
Israel	2.45%
South Korea	2.76%
United States	85.89%
Total Debt and Equity Holdings	97.93%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (0.00%)	Shares	Value

Hotels, Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$ -

TOTAL COMMON STOCK (Cost $613,545)		-

CONVERTIBLE CORPORATE BONDS - (6.95%)	Principal

Semiconductors & Semiconductor Equipment - (6.95%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$ 8,669,000	4,074,430
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	5,667,000	4,165,245

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,250,200)		8,239,675

CORPORATE BONDS - (91.58%)

Capital Markets - (3.13%)
American Capital, Ltd., 7.96%, 12/31/2013	3,676,000	3,713,385

Commercial Banks - (2.97%)
CIT Group, Inc., 7.00%, 05/01/2017	3,516,071	3,516,071

Commercial Services & Supplies - (4.89%)
Icahn Enterprises, 8.00%, 01/15/2018	5,542,000	5,763,680
International Lease Finance Corp., 8.25%, 12/15/2020	31,000	31,310
		5,794,990
Consumer Finance - (6.14%)
Ford Motor Credit Co., LLC, 12.00%, 05/15/2015	1,509,000	1,848,510
GMAC, Inc., 8.00%, 11/01/2031	5,749,000	5,432,805
		7,281,315
Energy Equipment & Services - (4.39%)
PHI, Inc., 8.625%, 10/15/2018	5,192,000	5,204,980

Home Builders - (4.61%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	6,842,000	5,456,495

Hotels, Restaurants & Leisure - (14.96%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	5,970,000	6,074,475
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	5,156,000	5,471,805
MGM Resorts International, 11.375%, 03/01/2018	5,626,000	6,188,600
		17,734,880
Household Durables - (5.04%)
Lennar Corp., 12.25%, 06/01/2017	1,132,000	1,347,080
Standard Pacific Corp., 10.75%, 09/15/2016	4,404,000	4,624,200
		5,971,280
Household Products - (4.53%)
Harbinger Group, Inc., 10.625%, 11/15/2015	5,490,000	5,366,475

Machinery - (2.44%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,892,000	2,892,000

Marine - (0.40%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	500,000	476,250

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

CORPORATE BONDS - (91.58%) (continued)	Principal	Value

Oil, Gas & Consumable Fuels - (16.38%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	$ 8,111,000	$ 5,332,982
BreitBurn Energy Partners LP., 8.625%, 10/15/2020	3,400,000	3,557,250
Comstock Resources, Inc., 8.375%, 10/15/2017	3,700,000	3,579,750
EXCO Resources, Inc., 7.50%, 09/15/2018	3,695,000	3,491,775
McMoRan Exploration Co., 11.875%, 11/15/2014	3,255,000	3,450,300
		19,412,057
Real Estate Investment Trusts - (2.53%)
Felcor Lodging LP, 10.00%, 10/01/2014	2,740,000	3,000,300

Telecommunications - (19.17%)
Cricket Communications, Inc., 7.75%, 10/15/2020	5,926,000	5,185,250
ITC Deltacom, Inc., 10.50%, 04/01/2016	3,649,000	3,731,103
Level 3 Financing, Inc., 10.00% 02/01/2018	5,230,000	5,543,800
MetroPCS Wireless, 7.875%, 09/01/2018	3,586,000	3,635,308
Sprint Capital Corp., 8.75%, 03/15/2032	5,720,000	4,626,050
		22,721,511

TOTAL CORPORATE BONDS (Cost $114,092,911)		108,541,989

SHORT-TERM INVESTMENTS - (1.23%)	Shares

Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	1,455,689	1,455,689
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,455,689)		1,455,689

TOTAL INVESTMENTS (Cost $128,412,345) – (99.76%)		$118,237,353

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (0.24%)		286,936

NET ASSETS – (100.00%)		$118,524,289

* The security is illiquid; the security represents 0.00% of net assets.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.

As of December 31, 2011, the Fund’s debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Cayman Islands	3.52%
Marshall Island	0.40%
United States	94.61%
Total Debt and Equity Holdings	98.53%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (44.18%)	Shares	Value

Capital Markets - (18.29%)
American Capital Ltd. *	186,900	$ 1,257,837
Apollo Investment Corp.	123,463	795,102
Ares Capital Corp.	86,100	1,330,245
Blackstone Group LP	104,860	1,469,089
Fifth Street Finance Corp.	108,000	1,033,560
Fortress Investment Group LLC *	295,004	997,113
PennantPark Investment Corp.	116,675	1,177,251
Prospect Capital Corp.	211,900	1,968,551
Solar Capital Ltd.	64,700	1,429,223
		11,457,971
Commercial Banks - (1.05%)
Banco Santander SA – ADR	87,100	654,992

Computers & Peripherals - (5.08%)
Hewlett-Packard Co. (a)	47,600	1,226,176
SanDisk Corp. *(a)	39,700	1,953,637
		3,179,813
Diversified Telecommunications - (1.47%)
Telefonica S.A. - ADR	53,690	922,931

Electronic Equipments & Instruments - (1.42%)
Corning, Inc. (a)	68,400	887,832

Hotels, Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *†	121	-

Internet Software & Services - (2.74%)
Yahoo!, Inc. *(a)	106,200	1,713,006

Oil, Gas & Consumable Fuels - (2.58%)
BreitBurn Energy Partners LP	43,882	836,830
Chesapeake Energy Corp. (a)	35,000	780,150
		1,616,980
Real Estate Investment Trusts - (4.63%)
Chimera Investment Corp.	705,100	1,769,801
CommonWealth REIT	68,300	1,136,512
		2,906,313
Semiconductors & Semiconductor Equipment - (3.13%)
Marvell Technology Group, Ltd. *(a)	141,500	1,959,775

Specialty Retail - (2.28%)
Best Buy Co., Inc.	61,000	1,425,570

Wireless Telecommunication Services - (1.51%)
Cellcom Israel Ltd.	56,075	947,667

TOTAL COMMON STOCK (Cost $36,169,953)		27,672,850

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

CONVERTIBLE CORPORATE BONDS - (4.26%)	Principal	Value

Semiconductors & Semiconductor Equipment - (4.26%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$ 5,543,000	$ 2,605,210
JA Solar Holdings Co., Ltd., 4.50%, 05/15/2013	81,000	59,535
		2,664,745

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,576,639)		2,664,745

CORPORATE BONDS - (47.69%)

Commercial Services & Supplies - (5.90%)
Icahn Enterprises LP, 8.00%, 01/15/2018	691,000	718,640
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,736,000	2,979,460
		3,698,100
Consumer Finance - (2.68%)
Ally Financial, Inc., 8.00%, 11/01/2031	1,774,000	1,676,430

Hotels, Restaurants & Leisure - (13.46%)
American Casino & Entertainment Properties LLC, 11.00%, 06/15/2014	3,053,000	3,106,427
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	2,477,000	2,628,716
MGM Resorts International, 11.375%, 03/01/2018	2,451,000	2,696,100
		8,431,243
Household Durables - (2.64%)
Standard Pacific Corp., 10.75%, 09/15/2016	1,574,000	1,652,700

Household Products - (4.89%)
Harbinger Group, Inc., 10.625%, 11/15/2015	3,135,000	3,064,463

Marine - (2.97%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	1,955,000	1,862,138

Oil, Gas & Consumable Fuels - (4.90%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	4,640,000	3,050,800
McMoRan Exploration Co., 11.875%, 11/15/2014	16,000	16,960
		3,067,760
Telecommunications - (10.25%)
Cricket Communications, Inc., 7.75% 10/15/2020	2,385,000	2,086,875
ITC Deltacom, Inc., 10.50%, 04/01/2016	552,000	564,420
Level 3 Financing, Inc., 10.00% 02/01/2018	872,000	924,320
Sprint Capital Corp., 8.75%, 03/15/2032	3,514,000	2,841,947
		6,417,562

TOTAL CORPORATE BONDS (Cost $32,626,999)		29,870,396

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENTS - (0.64%)		Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.23% **		398,196	$ 398,196
TOTAL SHORT-TERM INVESTMENTS - (Cost $398,196)			398,196

TOTAL INVESTMENTS (Cost $73,771,787) – (96.77%)			$ 60,606,187

CALL OPTIONS WRITTEN (Proceeds $272,683) - (0.08%)			(48,081)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (3.31%)			2,072,241

NET ASSETS – (100.00%)			$ 62,630,347
	Expiration Date -
CALL OPTIONS WRITTEN (-0.08%)	Exercise Price	Contracts (b)	Value

Chesapeake Energy Corp.	01/21/2012 - $33	350	$35
Corning, Inc.	02/18/2012 - $17	684	1,368
Hewlett-Packard Co.	02/18/2012 - $31	476	4,284
Marvell Technology Group Ltd.	05/19/2012 - $19	1,415	24,055
SanDisk Corp.	01/21/2012 - $55	397	9,528
Yahoo!, Inc.	01/21/2012 - $19	1,062	8,496
TOTAL CALL OPTIONS WRITEN (Proceeds $272,683)			$48,081

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily
† The security is illiquid; the security represents 0.00% of net assets.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.

As of December 31, 2011, the Fund’s debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Bermuda	3.13%
Cayman Islands	0.09%
Israel	1.51%
Marshall Island	2.97%
Spain	2.52%
United States	85.83%
Total Debt, Equity and Options Holdings	96.05%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (95.94%)	Shares	Value

Aerospace & Defense - (8.83%)
General Dynamics Corp.	4,440	$ 294,860
L-3 Communications Holdings, Inc.	4,350	290,058
United Technologies Corp.	3,850	281,397
		866,315
Beverages - (2.96%)
PepsiCo, Inc.	4,370	289,949

Capital Markets - (6.11%)
BlackRock, Inc.	1,700	303,008
T. Rowe Price Group, Inc.	5,200	296,140
		599,148
Chemicals - (6.16%)
Ecolab, Inc.	5,425	313,619
Praxair, Inc.	2,720	290,768
		604,387
Containers & Packaging - (3.00%)
Rock-Tenn Co. - Class A	5,100	294,270

Electric Utilities - (3.03%)
NextEra Energy, Inc.	4,875	296,790

Food & Staples Retailing - (3.02%)
Wal-Mart Stores, Inc.	4,950	295,812

Food Products - (2.97%)
McCormick & Co., Inc. MD	5,780	291,428

Health Care Equipment & Supplies - (2.99%)
Becton Dickinson & Co.	3,920	292,902

Hotels, Restaurants & Leisure - (3.03%)
McDonald’s Corp.	2,960	296,977

Household Durables - (2.98%)
Tupperware Brands Corp.	5,230	292,723

Household Products - (5.92%)
Colgate - Palmolive Co.	3,130	289,181
Procter & Gamble Co.	4,360	290,855
		580,036
IT Services - (3.98%)
International Business Machines Corp.	2,120	389,826

Machinery - (5.82%)
Dover Corp.	5,025	291,701
Illinois Tool Works, Inc.	5,980	279,326
		571,027
Oil, Gas & Consumable Fuels - (7.25%)
Chevron Corp.	2,500	266,000
Kinder Morgan Management LLC *	5,667	444,973
		710,973

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (95.94%) (continued)	Shares	Value

Pharmaceuticals - (9.87%)
Abbott Laboratories	6,970	$ 391,923
Sanofi-Aventis - ADR	8,030	293,416
Teva Pharmaceutical Industries, Ltd. - ADR	6,990	282,117
		967,456
Road & Rail - (2.93%)
CSX Corp.	13,660	287,680

Semiconductors & Semiconductor Equipment - (2.97%)
Intel Corp.	12,000	291,000

Software - (2.92%)
Microsoft Corp.	11,020	286,079

Specialty Retail - (2.97%)
Buckle, Inc.	7,120	290,994

Textiles, Apparel & Luxury Goods - (6.23%)
Coach, Inc.	4,950	302,148
VF Corp.	2,430	308,586
		610,734

TOTAL COMMON STOCK (Cost $8,679,955)		9,406,506

SHORT-TERM INVESTMENTS - (4.17%)

Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	409,227	409,227
TOTAL SHORT-TERM INVESTMENTS - (Cost $409,227)		409,227

TOTAL INVESTMENTS (Cost $9,089,182) – (100.11%)		$ 9,815,733

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-0.11%)		(10,695)

NET ASSETS – (100.00%)		$ 9,805,038

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt.

As of December 31, 2011, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

France	2.99%
Israel	2.88%
United States	90.07%
Total Equity Holdings	95.94%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (91.88%)	Shares	Value

Aerospace & Defense - (3.13%)
L-3 Communications Holdings, Inc. (a)	1,800	$ 120,024
Raytheon Co. (a)	264	12,772
		132,796
Airlines - (2.31%)
Spirit Airlines, Inc. *(a)	6,300	98,280

Auto Components - (2.03%)
TRW Automotive Holdings Corp. *(a)	2,640	86,064

Biotechnology - (2.54%)
PDL BioPharma, Inc. (a)	17,400	107,880

Commercial Services & Supplies - (3.47%)
Deluxe Corp. (a)	1,013	23,056
Pitney Bowes, Inc. (a)	6,700	124,218
		147,274
Communications Equipment - (2.89%)
Harris Corp. (a)	3,400	122,536

Computers & Peripherals - (2.90%)
SanDisk Corp. *(a)	2,500	123,025

Diversified Consumer Services - (6.52%)
DeVry, Inc. (a)	2,200	84,612
H&R Block, Inc. (a)	7,600	124,108
ITT Educational Services, Inc. *†(a)	1,200	68,268
		276,988
Energy Equipment & Services - (2.32%)
C&J Energy Services, Inc. *†(a)	4,700	98,371

Health Care Providers & Services - (6.28%)
Amedisys, Inc. *	4,200	45,822
AmerisourceBergen Corp. (a)	2,776	103,240
CIGNA Corp. (a)	2,049	86,058
Coventry Health Care, Inc. *(a)	1,036	31,463
		266,583
IT Services - (7.07%)
CACI International, Inc. *	2,100	117,432
DST Systems, Inc. (a)	2,220	101,054
Mantech International Corp. (a)	2,607	81,443
		299,929
Machinery - (2.57%)
Oshkosh Corp. *(a)	5,100	109,038

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (91.88%)	Shares	Value

Media - (9.81%)
DISH Network Corp. (a)	4,200	$ 119,616
Gannett Co., Inc. (a)	15,355	205,296
McGraw-Hill Cos, Inc. (a)	2,035	91,514
		416,426
Office Electronics - (2.62%)
Xerox Corp. (a)	14,000	111,440

Pharmaceuticals - (7.88%)
Forest Laboratories, Inc. *(a)	4,100	124,066
Impax Laboratories, Inc. *(a)	4,590	92,580
Viropharma, Inc. *(a)	4,300	117,777
		334,423
Semiconductors & Semiconductor Equipment - (15.47%)
Analog Devices, Inc. (a)	3,300	118,074
GT Advanced Technologies, Inc. *†(a)	15,600	112,944
KLA-Tencor Corp. (a)	2,600	125,450
Marvell Technology Group Ltd. *(a)	6,800	94,180
Teradyne, Inc. *(a)	9,300	126,759
Veeco Instruments, Inc. *†(a)	3,820	79,456
		656,863
Software - (3.78%)
CA, Inc. (a)	6,544	132,287
Shanda Games Ltd. - ADR*(a)	7,200	28,152
		160,439
Specialty Retail - (8.29%)
Aeropostale, Inc. *(a)	7,300	111,325
GameStop Corp. *†(a)	5,045	121,736
Gap, Inc. (a)	6,400	118,720
		351,781

TOTAL COMMON STOCK (Cost $4,296,104)		3,900,136

	Expiration Date -
	Exercise Price	Contracts (b)	Value

PUT OPTIONS (5.23%)
Groupon, Inc.	01/19/2013 - $25	40	41,200
LinkedIn Corp.	08/18/2012 - $82.50	10	24,000
SPDR S&P MidCap 400	06/16/2012 - $190	50	157,000

TOTAL PUT OPTIONS (Cost $261,202)			222,200

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

SHORT-TERM INVESTMENTS - (16.65%)

Fidelity Institutional Money Market Portfolio, Class I, 0.17% **#	706,643	$ 706,643
TOTAL SHORT-TERM INVESTMENTS - (Cost $706,643)		706,643

TOTAL INVESTMENTS IN SECURITIES
HELD LONG (Cost $5,263,949) - (113.76%)		$ 4,828,979

TOTAL INVESTMENTS IN SECURITIES
SOLD SHORT (Proceeds $108,533) - (-2.54%)		(107,805)

TOTAL CALL OPTIONS WRITTEN (Proceeds $361,308) - (-9.44%)		(400,716)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-1.78%)		(75,438)

NET ASSETS - 100%		$ 4,245,020

INVESTMENTS IN SECURITIES SOLD SHORT - (-11.98%)

COMMON STOCK - (-2.54%)

Food Products - (-0.63%)
Green Mountain Coffee Roasters, Inc. *	600	26,910

Hotels Restaurants & Leisure - (-0.78%)
Wynn Resorts Ltd.	300	33,147

Internet & Catalog Retail - (-0.41%)
Amazon.com, Inc. *	100	17,310

Software - (-0.72%)
Salesforce.com, Inc. *	300	30,438

TOTAL COMMON STOCK (Proceeds $108,533)		107,805

	Expiration Date -
	Exercise Price	Contracts (b)	Value
CALL OPTIONS WRITTEN (-9.44%)
Aeropostale, Inc.	01/21/2012 - $11	45	$ 19,800
Aeropostale, Inc.	04/21/2012 - $16	28	3,920
AmerisourceBergen Corp.	05/19/2012 - $38	27	5,940
Analog Devices, Inc.	06/16/2012 - $34	28	11,200
Analog Devices, Inc.	06/16/2012 - $35	5	1,700
C&J Energy Services, Inc.	06/16/2012 - $20	47	17,860
CA, Inc.	01/19/2013 - $20	20	5,400
CA, Inc.	01/21/2012 - $21	45	1,125
CACI International, Inc.	06/16/2012 - $57.50	21	9,240
Cigna Corp.	07/21/2012 - $41	20	9,900
Coventry Health Care, Inc.	04/21/2012 - $28	10	3,800
Deluxe Corp.	01/21/2012 - $22.50	10	1,100
DeVry, Inc.	01/21/2012 - $40	10	850
DeVry, Inc.	01/21/2012 - $45	12	120
DISH Network Corp.	01/21/2012 - $23	20	11,600
DISH Network Corp.	06/16/2012 - $28	22	7,920
DST Systems, Inc.	02/18/2012 - $45	22	7,700
Forest Laboratories, Inc.	05/19/2012 - $30	41	9,840

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

Expiration Date -
Exercise Price	Contracts (b)	Value
CALL OPTIONS WRITTEN (-9.44%) (continued)

GameStop Corp.	01/21/2012 - $24	10	$ 900
GameStop Corp.	07/21/2012 - $24	40	10,800
Gannett Co., Inc.	01/21/2012 - $11	153	38,250
Gap, Inc.	03/17/2012 - $17	60	13,080
Gap, Inc.	06/16/2012 - $19	4	580
GT Advanced Technologies, Inc.	03/17/2012 - $7.50	85	7,225
GT Advanced Technologies, Inc.	06/16/2012 - $7.50	71	9,940
H&R Block, Inc.	01/21/2012 - $15	40	7,000
H&R Block, Inc.	04/21/2012 - $16	36	5,832
Harris Corp.	05/19/2012 - $35	7	2,520
Impax Laboratories, Inc.	03/17/2012 - $17.50	10	3,500
ITT Educational Services, Inc.	01/21/2012 - $60	12	1,560
KLA-Tencor Corp.	03/17/2012 - $39	26	26,000
L-3 Communications Holdings, Inc.	01/21/2012 - $65	15	3,975
L-3 Communications Holdings, Inc.	07/21/2012 - $65	3	1,830
Mantech International Corp.	05/19/2012 - $35	26	3,900
Marvell Technology Group Ltd.	05/19/2012 - $15	68	6,664
McGraw-Hill Cos, Inc.	02/18/2012 - $42	20	9,800
Oshkosh Corp.	01/21/2012 - $19	41	11,275
Oshkosh Corp.	07/21/2012 - $22	10	3,100
PDL BioPharma, Inc.	02/18/2012 - $6	174	6,090
Pitney Bowes, Inc.	04/21/2012 - $19	67	5,360
Raytheon Co.	02/18/2012 - $43	2	1,160
SanDisk Corp.	01/21/2012 - $36	10	13,350
SanDisk Corp.	01/19/2013 - $50	13	11,050
SanDisk Corp.	07/21/2012 - $50	2	1,250
Shanda Games Ltd. - ADR	03/17/2012 - $5	72	2,160
Spirit Airlines, Inc.	06/16/2012 - $17.50	63	10,395
Teradyne, Inc.	01/21/2012 - $12.50	84	11,340
Teradyne, Inc.	07/21/2012 - $14	9	1,665
TRW Automotive Holdings Corp.	01/21/2012 - $35	26	1,040
Veeco Instruments, Inc.	01/19/2013 - $25	10	3,700
Viropharma, Inc.	05/19/2012 - $22.50	43	29,670
Xerox Corp.	07/21/2012 - $9	140	5,740

TOTAL CALL OPTIONS (Proceeds $361,308)			$ 400,716

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.
† Security, or a portion of the security, is out on loan at December 31, 2011. Total loaned securities had a market value of $417,283 at December 31, 2011.
# A portion of this security is segregated as collateral for securities on loan at December 31, 2011. Total collateral had a market value of $426,880 at December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

As of December 31, 2011, the Fund's debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Bermuda	2.06%
Cayman Islands	0.66%
United States	82.41%
Total Debt, Options and Equity Holdings	85.13%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (99.97%)	Shares	Value

Auto Components - (3.01%)
Magna International, Inc.	350	$ 11,658

Automobiles - (3.30%)
Tata Motors Ltd. - ADR	757	12,793

Chemicals - (7.87%)
Agrium, Inc.	225	15,100
LyondellBasell Industries NV (a)	475	15,433
		30,533
Diversified Telecommunications - (7.88%)
Telecom Italia SpA - ADR	954	10,160
Telefonica Brasil SA - ADR	450	12,299
Vivendi S.A.	370	8,103
		30,562
Electronic Equipment & Instruments - (3.23%)
Hitachi Ltd. - ADR	240	12,514

Food Products - (0.99%)
Marine Harvest ASA	8,800	3,843

Hotels, Restaurants & Leisure - (1.83%)
OPAP S.A. - ADR	1,654	7,079

Industrial Conglomerates - (5.65%)
KOC Holding AS - ADR	663	9,970
Siemens AG - ADR	125	11,951
		21,921
IT Services - (2.37%)
Cielo S.A. - ADR	355	9,174

Metals & Mining - (15.59%)
BHP Billiton PLC - ADR	150	8,758
Eurasian Natural Resources Corp PLC	775	7,649
Kumba Iron Ore Ltd. - ADR	183	11,334
Mount Gibson Iron Ltd.	6,000	6,872
Rio Tinto PLC - ADR (a)	273	13,355
Vale S.A. - ADR (a)	582	12,484
		60,452
Oil, Gas & Consumable Fuels - (16.37%)
BP PLC - ADR	275	11,753
ENI SpA - ADR	260	10,730
Royal Dutch Shell PLC - ADR	175	12,791
Total S.A. - ADR	280	14,311
YPF S.A. - ADR	400	13,872
		63,457
Pharmaceuticals - (12.70%)
AstraZeneca PLC - ADR	306	14,165
H Lundbeck AS - ADR	550	10,375
Takeda Pharmaceutical Co., Ltd. - ADR	488	10,719
Teva Pharmaceutical Industries Ltd. - ADR	346	13,964
		49,223

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (99.97%) (continued)	Shares	Value

Semiconductors & Semiconductor Equipment - (6.41%)
Aixtron SE NA - ADR	788	$ 10,008
ASML Holding NV - ADR	355	14,835
		24,843
Wireless Telecommunication Services - (12.77%)
America Movil SAB de CV - ADR (a)	600	13,560
Cellcom Israel Ltd.	699	11,813
Millicom International Cellular S.A.	57	5,757
Partner Communications Co., Ltd. - ADR	768	6,789
SK Telecom Co., Ltd. - ADR	853	11,609
		49,528

TOTAL COMMON STOCK (Cost $440,538)		387,580

SHORT-TERM INVESTMENTS - (3.48%)

Fidelity Institutional Money Market Fund Class I, 0.23% *	13,500	13,500
TOTAL SHORT-TERM INVESTMENTS - (Cost $13,500)		13,500

TOTAL INVESTMENTS (Cost $454,038) – (103.45%)		$ 401,080

CALL OPTIONS WRITTEN (Proceeds $4,816) - (-1.25%)		(4,842)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-2.20%)		(8,546)

NET ASSETS – (100.00%)		$ 387,692

	Expiration Date
CALL OPTIONS WRITTEN (-1.25%)	Exercise Price	Contracts (b)	Value

America Movil SAB de CV - ADR	05/19/2012 - $23	3	$ 510
LyondellBasell Industries NV	06/16/2012 - $30.50	4	2,160
Rio Tinto PLC - ADR	07/21/2012 - $47.50	2	1,440
Vale S.A. - ADR	06/16/2012 - $22	4	732
TOTAL CALL OPTIONS WRITTEN (Proceeds $4,816)			$ 4,842

* Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

As of December 31, 2011, the Fund’s debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Argentina	3.58%
Australia	1.77%
Brazil	8.76%
Britain	14.36%
Canada	6.90%
Denmark	2.68%
France	5.78%
Germany	5.66%
Greece	1.83%
India	3.30%
Israel	8.40%
Italy	5.39%
Japan	5.99%
Luxembourg	1.49%
Mexico	3.50%
Netherlands	11.11%
Norway	0.99%
South Africa	2.92%
South Korea	2.99%
Turkey	2.57%
United States	(1.25)%
Total Debt, Equity and Options Holdings	98.72%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (99.05%)	Shares	Value

Aerospace & Defense - (14.12%)
General Dynamics Corp.	225	$ 14,942
Lockheed Martin Corp.	178	14,400
Northrop Grumman Corp.	250	14,620
Raytheon Co.	313	15,143
		59,105

Automobiles - (2.72%)
General Motors Co. *	561	11,372

Beverages - (5.34%)
Coca-Cola Co.	168	11,755
Coca-Cola Enterprises, Inc.	410	10,570
		22,325
Biotechnology - (3.38%)
Gilead Sciences, Inc. *	345	14,121

Communications Equipment - (3.11%)
Cisco Systems, Inc.	720	13,018

Computers & Peripherals - (9.40%)
Apple, Inc. *	34	13,770
Dell, Inc. *	876	12,816
Hewlett-Packard Co.	495	12,751
		39,337
Food & Staples Retailing - (3.11%)
CVS Caremark Corp.	319	13,009

Food Products - (2.28%)
Bunge Ltd.	167	9,552

Health Care Equipment & Supplies - (3.39%)
Medtronic, Inc.	371	14,191

Health Care Providers & Services - (5.29%)
Cardinal Health, Inc.	267	10,843
McKesson Corp.	145	11,297
		22,140
Internet & Catalog Retail - (2.78%)
Liberty Interactive Corp. *	717	11,626

Internet Software & Services - (3.33%)
Yahoo!, Inc. *	865	13,952

Media - (2.91%)
McGraw-Hill Cos., Inc.	271	12,187

Metals & Mining - (3.21%)
Freeport-McMoRan Copper & Gold, Inc.	365	13,428

Multiline Retail - (6.60%)
Dollar General Corp. *	364	14,975
Family Dollar Stores, Inc.	219	12,628
		27,603

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (99.05%) (continued)	Shares	Value

Oil, Gas & Consumable Fuels - (2.94%)
Marathon Oil Corp.	420	$ 12,293

Paper & Forest Products - (2.68%)
International Paper Co.	379	11,218

Pharmaceuticals - (9.42%)
Eli Lilly & Co.	330	13,715
Forest Laboratories, Inc. *	463	14,010
Johnson & Johnson	178	11,673
		39,398
Semiconductors & Semiconductor Equipment - (3.41%)
Intel Corp.	589	14,283

Software - (6.50%)
CA, Inc.	649	13,120
Microsoft Corp.	543	14,096
		27,216
Specialty Retail - (3.13%)
Best Buy Co., Inc.	561	13,111

TOTAL COMMON STOCK (Cost $416,472)		414,485

SHORT-TERM INVESTMENTS - (2.54%)

Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	10,636	$ 10,636
TOTAL SHORT-TERM INVESTMENTS - (Cost $10,636)		10,636

TOTAL INVESTMENTS (Cost $427,108) – (101.59%)		$ 425,121

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-1.59%)		(6,659)

NET ASSETS – (100.00%)		$ 418,462

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.

As of December 31, 2011, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

United States	99.05%
Total Equity Holdings	99.05%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (93.04%)	Shares	Value

Beverages - (9.05%)
Distell Group Ltd.	4,000	$ 37,200
Heineken Holding NV	1,650	67,533
Molson Coors Brewing, Co. (a)	1,900	82,726
Thai Beverage PCL	298,000	56,309
		243,768
Biotechnology - (0.33%)
Nanosphere, Inc. *	6,000	8,820

Chemicals - (1.08%)
Neo Material Technologies, Inc. *	4,000	29,080

Communications Equipment - (4.81%)
Alvarion Ltd. *	34,000	30,940
Brocade Communications Systems, Inc. * (a)	5,000	25,950
Tellabs, Inc. (a)	18,000	72,720
		129,610
Computers & Peripherals - (1.06%)
Concurrent Computer Corp. *	7,500	28,425

Diversified Financial Services - (2.18%)
Groupe Bruxelles Lambert S.A.	400	26,670
JSE Ltd.	3,631	31,967
		58,637
Food Products - (15.19%)
Afgri Ltd	22,000	14,186
AVI Ltd.	11,000	54,178
Campbell Soup Co. (a)	2,300	76,452
Grupo Herdez SAB de CV	14,400	25,728
Kraft Foods, Inc.	375	14,010
Nestle S.A. - ADR	1,500	86,622
Snyders-Lance, Inc. (a)	3,800	85,500
Viterra, Inc.	5,000	52,617
		409,293
Hotels, Restaurants & Leisure - (7.28%)
QSR Brands BHD	24,000	49,242
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	850	45,088
Wendy's Co. (a)	19,000	101,840
		196,170
Industrial Conglomerates - (4.33%)
Fraser and Neave Ltd.	20,035	95,802
Haw Par Corp. Ltd.	5,100	20,729
		116,531
Internet Software & Services - (2.93%)
eBay, Inc. *(a)	2,600	78,858

Media - (0.94%)
MCOT PCL	30,000	25,420

Metals & Mining - (3.63%)
Newmont Mining Corp. (a)	200	12,002
Novagold Resources, Inc. *(a)	10,100	85,648
		97,650

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (93.04%) (continued)	Shares	Value

Multi-Utilities - (2.99%)
Suez Environnement Co. *	7,000	$ 80,650

Oil, Gas & Consumable Fuels - (7.97%)
BP PLC - ADR	900	38,466
Canadian Oil Sands Ltd.	1,700	38,758
EXCO Resources, Inc. (a)	6,500	67,925
Hess Corp. (a)	350	19,880
Royal Dutch Shell PLC - ADR	400	29,236
Statoil ASA - ADR (a)	800	20,488
		214,753
Pharmaceuticals - (10.55%)
Abbott Laboratories (a)	2,100	118,083
Bristol-Myers Squibb Co. (a)	500	17,620
Johnson & Johnson (a)	1,000	65,580
Novartis AG - ADR (a)	1,450	82,897
		284,180
Software - (9.72%)
Microsoft Corp. (a)	2,900	75,284
Seachange International, Inc. * (a)	17,000	119,510
TeleCommunication Systems, Inc. * (a)	28,500	66,975
		261,769
Transportation Infrastructure - (3.55%)
Bangkok Expressway PCL	50,000	28,825
SATS Ltd.	40,240	66,725
		95,550
Water Utilities - (2.28%)
Thai Tap Water Supply PLC	383,500	61,345

Wireless Telecommunication Services - (3.17%)
Vodafone Group PLC - ADR (a)	3,050	85,491

TOTAL COMMON STOCK (Cost $2,519,120)		2,506,000

EXCHANGE-TRADED FUNDS - (1.30%)

Commodity Fund - (1.30%)
iShares Silver Trust *(a)	1,300	35,022

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,656)		35,022

SHORT-TERM INVESTMENTS - (16.05%)

Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	432,428	432,428
TOTAL SHORT-TERM INVESTMENTS - (Cost $432,428)		432,428

TOTAL INVESTMENTS (Cost $2,998,204) – (110.39%)		$ 2,973,450

CALL OPTIONS WRITTEN (Proceeds $84,333) - (-2.90%)		(78,197)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-7.49%)		(201,624)

NET ASSETS – (100%)		$ 2,693,629

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Expiration Date -
CALL OPTIONS WRITTEN (-2.90%) (continued)	Exercise Price	Contracts (b)	Value

Abbott Laboratories	08/18/2012 - $57.50	10	$ 2,100
Bristol-Myers Squibb Co.	01/21/2012 - $27.50	2	1,580
Brocade Communications Systems, Inc.	01/21/2012 - $5	20	720
Brocade Communications Systems, Inc.	01/19/2013 - $4	30	6,600
Campbell Soup Co.	05/19/2012 - $33	10	1,500
eBay, Inc.	07/21/2012 - $33	11	2,332
EXCO Resources, Inc.	03/17/2012 - $13	20	1,300
EXCO Resources, Inc.	03/17/2012 - $14	20	700
EXCO Resources, Inc.	06/16/2012 - $13	25	3,000
Hess Corp.	01/21/2012 - $55	2	596
Hess Corp.	02/18/2012 - $65	1	60
iShares Silver Trust	01/19/2013 - $40	7	1,022
iShares Silver Trust	01/19/2013 - $35	6	1,380
Johnson & Johnson	04/21/2012 - $65	5	1,295
Microsoft Corp.	01/19/2013 - $27	18	3,600
Microsoft Corp.	07/21/2012 - $26	11	1,903
Molson Coors Brewing Co.	04/21/2012 - $40	8	3,512
Newmont Mining Corp.	01/21/2012 - $55	1	530
Novagold Resources, Inc.	01/21/2012 - $10	13	195
Novagold Resources, Inc.	01/19/2013 - $10	68	10,132
Novartis AG - ADR	01/19/2013 - $57.50	8	3,200
Seachange International, Inc.	01/21/2012 - $10	10	200
Seachange International, Inc.	04/21/2012 - $7.5	120	8,400
Snyders-Lance, Inc.	06/16/2012 - $20	28	10,640
Statoil ASA - ADR	01/21/2012 - $25	5	475
TeleCommunication Systems, Inc.	03/17/2012 - $5	40	200
Tellabs, Inc.	01/19/2013 - $4	50	3,750
Tellabs, Inc.	03/17/2012 - $4	25	1,000
Tellabs, Inc.	06/16/2012 - $4.50	30	900
Vodafone Group PLC - ADR	01/19/2013 - $30	15	1,875
Wendy’s Co.	02/18/2012 - $5	70	3,500
TOTAL CALL OPTIONS (Proceeds $84,333)			$ 78,197

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

As of December 31, 2011, the Fund’s debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Belgium	0.99%
Canada	4.47%
France	4.67%
Great Britain	3.17%
Malaysia	1.83%
Mexico	0.96%
Netherlands	3.59%
Norway	0.74%
Singapore	6.80%
South Africa	5.11%
Switzerland	6.18%
Thailand	6.38%
United Kingdom	1.36%
United States	45.19%
Total Debt, Equity and Options Holdings	91.44%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (51.31%)	Shares	Value

Beverages - (5.52%)
Heineken Holding NV	2,000	$ 81,858
Molson Coors Brewing Co. (a)	2,000	87,080
Thai Beverage PCL	160,000	30,233
		199,171
Communications Equipment - (3.56%)
Brocade Communications Systems, Inc. *(a)	4,500	23,355
Tellabs, Inc. (a)	26,000	105,040
		128,395
Diversified Financial Services - (0.54%)
JSE Ltd.	2,200	19,369

Food Products - (6.63%)
Afgri Ltd.	22,000	14,186
AVI, Ltd.	11,370	56,000
Campbell Soup Co. (a)	1,200	39,888
Kraft Foods, Inc.	1,000	37,360
Snyders-Lance, Inc. (a)	3,000	67,500
Viterra, Inc.	2,300	24,227
		239,161
Hotels, Restaurants & Leisure - (4.46%)
QSR Brands BHD	21,000	43,087
Wendy’s Co. (a)	22,000	117,920
		161,007
Industrial Conglomerates - (0.37%)
Haw Par Corp., Ltd.	3,300	13,413

Internet Software & Services - (1.26%)
eBay, Inc. * (a)	1,500	45,495

Media - (0.59%)
MCOT PCL	25,000	21,183

Metals & Mining - (4.20%)
Newmont Mining Corp. (a)	800	48,008
Novagold Resources, Inc. * (a)	12,200	103,456
		151,464
Multi-Utilities - (1.76%)
Suez Environnement Co. *	5,500	63,368

Oil, Gas & Consumable Fuels - (7.49%)
BP PLC - ADR (a)	1,800	76,932
Canadian Oil Sands Ltd.	1,500	34,199
EXCO Resources, Inc. (a)	5,000	52,250
Hess Corp. (a)	1,300	73,840
Royal Dutch Shell PLC - ADR	100	7,309
Statoil ASA - ADR (a)	1,000	25,610
		270,140
Pharmaceuticals - (6.28%)
Abbott Laboratories	1,300	73,099
Bristol-Myers Squibb Co. (a)	1,200	42,288
Johnson & Johnson (a)	1,000	65,580
Novartis AG - ADR	800	45,736
		226,703

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (51.31%) (continued)	Shares	Value

Software - (3.69%)
Seachange International, Inc. * (a)	17,600	$ 123,728
TeleCommunication Systems, Inc. * (a)	4,000	9,400
		133,128
Transportation Infrastructure - (1.61%)
SATS Ltd.	35,000	58,036

Water Utilities - (1.02%)
Thai Tap Water Supply PLC	230,000	36,791

Wireless Telecommunication Services - (2.33%)
Vodafone Group PLC - ADR (a)	3,000	84,090

TOTAL COMMON STOCK (Cost $1,820,663)		1,850,914

CORPORATE BONDS - (39.53%)	Principal

Capital Markets - (2.12%)
Goldman Sachs Group, Inc., 5.70% , 09/01/2012	$ 75,000	76,320

Chemicals - (0.99%)
Ashland, Inc., 8.80%, 11/15/2012	35,000	35,700

Commercial Services and Supplies - (1.37%)
Hertz Corp., 7.625%, 06/01/2012	49,000	49,490

Consumer Finance - (4.40%)
Ally Financial, Inc., 7.00%, 02/01/2012	25,000	25,040
Ally Financial, Inc., 7.00%, 01/15/2013	27,000	26,649
Ford Motor Credit Co., LLC, 6.52%,03/10/2013	37,000	37,448
GMAC LLC, 7.00%, 07/15/2012	10,000	9,961
Sears Roebuck Acceptance Corp., 6.70%, 04/15/2012	60,000	59,594
		158,692
Containers & Packaging - (0.86%)
Rock-Tenn Co., 5.625%, 03/15/2013	30,000	30,900

Financials - (3.02%)
Ford Motor Credit Co., LLC, 8.00%, 06/01/2014	100,000	108,847

Food Products - (1.91%)
Smithfield Foods, Inc., 7.75%, 05/15/2013	65,000	68,900

Health Care Providers & Servicices - (0.84%)
HCA, Inc., 6.95%, 05/01/2012	30,000	30,300

Hotels, Restaurants & Leisure - (7.64%)
MGM Resorts International, 6.75%, 09/01/2012	150,000	151,875
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	118,000	123,900
		275,775
Household Durables - (1.64%)
M/I Homes, Inc., 6.875%, 04/01/2012	60,000	59,250

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

CORPORATE BONDS - (39.53%) (continued)	Shares	Value

Machinery - (4.47%)
Case New Holland, Inc., 7.75%, 09/01/2013	100,000	$ 106,250
Meritor Inc., 8.75%, 03/01/2012	55,000	55,000
		161,250
Media - (3.18%)
Clear Channel Communications, Inc., 5.00%, 03/15/2012	10,000	9,975
Dish DBS Corp., 7.00%, 10/01/2013	70,000	74,725
Scholastic Corp., 5.00%, 04/15/2013	30,000	30,075
		114,775
Metals & Mining - (0.72%)
Steel Dynamics, Inc., 7.375%, 11/01/2012	25,000	26,031

Multiline Retail - (4.10%)
Dillard’s, Inc., 7.85%, 10/01/2012	25,000	25,812
New Albertsons, Inc., 7.25%, 05/01/2013	90,000	93,600
Toys R US, Inc., 7.875%, 04/15/2013	28,000	28,455
		147,867
Oil, Gas & Consumable Fuels - (1.99%)
Chesapeake Energy Corp., 7.625%, 07/15/2013	68,000	71,910

Real Estate Investment Trusts - (0.28%)
Host Hotels & Resorts LP,10.00%, 05/01/2012	10,000	10,000

TOTAL CORPORATE BONDS (Cost $1,425,907)		1,426,007

EXCHANGE-TRADED FUND - (0.90%)

iShares Silver Trust * (a)	1,200	32,328
TOTAL EXCHANGE-TRADED FUND - (Cost $46,443)		32,328

SHORT-TERM INVESTMENTS - (10.33%)

Fidelity Institutional Money Market Fund Class I, 0.23% **	372,775	372,775
TOTAL SHORT-TERM INVESTMENTS - (Cost $372,775)		372,775

TOTAL INVESTMENTS (Cost $3,665,788) – (102.07%)		$ 3,682,024

CALL OPTIONS WRITTEN (Proceeds $110,580) - (-2.77%)		(99,853)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET – (0.70%)		25,139

NET ASSETS – (100%)		$ 3,607,310

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Expiration Date -
	Exercise Price	Contracts (b)	Value

CALL OPTIONS WRITTEN (-2.77%)
BP PLC - ADR	01/21/2012 - $40	5	$ 1,540
Bristol-Myers Squibb Co.	01/21/2012 - $27.50	7	5,530
Brocade Communications Systems, Inc.	01/21/2012 - $5	45	1,620
Campbell Soup Co.	05/19/2012 - $33	12	1,800
eBay, Inc.	01/19/2013 - $35	15	4,095
EXCO Resources, Inc.	03/17/2012 - $14	20	700
EXCO Resources, Inc.	06/16/2012 - $12	30	3,900
Hess Corp.	01/21/2012 - $55	4	1,192
Hess Corp.	01/19/2013 - $65	6	3,690
Hess Corp.	02/18/2012 - $65	1	60
iShares Silver Trust	01/19/2013 - $40	12	1,752
Johnson & Johnson	04/21/2012 - $65	10	2,590
Molson Coors Brewing Co.	01/21/2012 - $45	4	160
Molson Coors Brewing Co.	04/21/2012 - $40	8	3,512
Newmont Mining Corp.	01/21/2012 - $55	4	2,120
Novagold Resources, Inc.	01/21/2012 - $10	34	510
Novagold Resources, Inc.	01/19/2013 - $10	78	11,622
Seachange International, Inc.	01/21/2012 - $10	21	420
Seachange International, Inc.	04/21/2012 - $7.50	155	10,850
Snyders-Lance, Inc.	06/16/2012 - $20	30	11,400
Statoil ASA - ADR	01/21/2012 - $25	7	665
TeleCommunication Systems, Inc.	03/17/2012 - $5	40	200
Tellabs, Inc.	06/16/2012 - $4	60	3,300
Tellabs, Inc.	01/19/2013 - $4	75	5,625
Tellabs, Inc.	03/17/2012 - $4	25	1,000
Tellabs, Inc.	06/16/2012 - $4.50	75	2,250
Vodafone Group PLC - ADR	01/21/2012 - $29	10	350
Vodafone Group PLC - ADR	01/19/2013 - $30	8	1,000
Wendy’s Co.	01/19/2013 - $5	90	9,000
Wendy’s Co.	02/18/2012 - $5	85	4,250
Wendy’s Co.	05/19/2012 - $5	45	3,150
TOTAL CALL OPTIONS (Proceeds $110,580)			$ 99,853

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

As of December 31, 2011, the Fund’s debt equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Canada	1.62%
France	1.76%
Great Britain	4.38%
Malaysia	1.19%
Netherlands	2.47%
Norway	0.69%
Singapore	1.98%
South Africa	2.48%
Switzerland	1.27%
Thailand	2.45%
United States	68.68%
Total Debt Equity and Options Holdings	88.97%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (47.58%)	Shares	Value

Aerospace & Defense - (4.27%)
Triumph Group, Inc.	12,500	$ 730,625

Chemicals - (4.29%)
Airgas, Inc.	9,400	733,952

Food Products - (4.34%)
Hershey Co.	12,000	741,360

Health Care Equipment & Supplies - (4.33%)
Intuitive Surgical, Inc. *	1,600	740,816

IT Services - (4.36%)
Mastercard, Inc.	2,000	745,640

Marine - (4.24%)
Kirby Corp. *	11,000	724,240

Oil, Gas & Consumable Fuels - (4.36%)
Chevron Corp.	7,000	744,800

Pharmaceuticals - (4.27%)
GlaxoSmithKline PLC - ADR	16,000	730,080

Software - (4.41%)
Nuance Communications, Inc. *	30,000	754,800

Specialty Retail - (4.43%)
Home Depot, Inc.	18,000	756,720

Textiles, Apparel & Luxury Goods - (4.28%)
NIKE, Inc.	7,600	732,412

TOTAL COMMON STOCK (Cost $8,169,986)		8,135,445

EXCHANGE-TRADED FUND - (49.58%)

SPDR S&P 500 ETF Trust	67,550	8,477,525
TOTAL EXCHANGE-TRADED FUND - (Cost $8,466,602)		8,477,525

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENTS - (98.43%)

Fidelity Institutional Money Market Portfolio, Class I, 0.23% **	16,831,108	$ 16,831,108
TOTAL SHORT-TERM INVESTMENTS - (Cost $16,831,108)		16,831,108

TOTAL INVESTMENTS (Cost $33,467,696) – (195.59%)		$ 33,444,078

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-95.59%)		(16,345,331)

NET ASSETS – (100.00%)		$ 17,098,747

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
ADR American Depositary Receipt.

As of December 31, 2011, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Great Britain	4.27%
United States	92.89%
Total Equity Holdings	97.16%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)				SEMI-ANNUAL REPORT

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund

Assets:
Investments in securities, at value	$ 73,957,344	$ 118,237,353	$ 60,606,187	$ 9,815,733	$ 4,828,979
Cash	-	130,035	83,145	-	-
Receivables:
Investments sold	851,232	-	-	-	316,329
Fund shares sold	64,793	76,567	1,512,909	-	-
Dividends	550,308	-	181,758	11,544	3,920
Interest	7,004	2,421,281	666,041	85	378
Due from Broker	-	-	-	-	44,899
Due from Manager	-	-	-	-	2,693
Prepaid expenses	29,840	18,005	17,499	7,814	5,996
Total assets	75,460,521	120,883,241	63,067,539	9,835,176	5,203,194

Liabilities:
Securities sold short, at value	-	-	-	-	107,805
Call options written, at value	-	-	48,081	-	400,716
Payable upon return of securities loaned (Note 1)	5,476,028	-	-	-	426,880
Payables:
Distributions payable	-	262,062	158,696	1,296	-
Fund shares redeemed	154,134	1,843,461	52,703	30	5
Distribution fees	100,182	139,524	103,004	9,106	5,449
Due to Manager	62,646	80,713	46,586	3,405	-
Due to Administrator	9,361	12,840	8,518	1,853	1,400
Other liabilities and accrued expenses	24,056	20,352	19,604	14,448	15,919
Total liabilities	5,826,407	2,358,952	437,192	30,138	958,174
Net Assets	$ 69,634,114	$ 118,524,289	$ 62,630,347	$ 9,805,038	$ 4,245,020

Net Assets consist of:
Paid-in capital	$ 102,069,297	$ 128,577,260	$ 78,236,684	$ 9,066,769	$ 4,714,936
Accumulated net realized gain (loss) on investments and options written	(12,642,524)	(8,020)	(2,557,577)	11,718	1,991
Undistributed net investment income (loss)	930,734	130,041	(107,762)	-	1,743
Net unrealized appreciation (depreciation) on investments, securities sold short and options written	(20,723,393)	(10,174,992)	(12,940,998)	726,551	(473,650)

Total Net Assets	$ 69,634,114	$ 118,524,289	$ 62,630,347	$ 9,805,038	$ 4,245,020

CATALYST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)				SEMI-ANNUAL REPORT

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund

Investments in securities, at cost	$ 94,680,737	$ 128,412,345	$ 73,771,787	$ 9,089,182	$ 5,263,949

Securities sold short, proceeds received	$ -	$ -	$ -	$ -	$ 108,533

Call options written, proceeds received	$ -	$ -	$ 272,683	$ -	$ 361,308

Class A shares:
Net assets	$ 55,920,771	$ 91,663,079	$ 35,125,813	$ 8,034,644	$ 3,976,278
Shares of beneficial interest outstanding (1)	5,199,931	14,527,809	6,393,228	708,584	400,314
Net asset value price per share	$ 10.75	$ 6.31	$ 5.49	$ 11.34	$ 9.93
Maximum offering price per share (3)	$ 11.41	$ 6.62	$ 5.82	$ 12.03	$ 10.54
Minimum redemption price per share (2)	$ 10.64	$ 6.25	$ 5.44	$ 11.23	$ 9.83

Class C shares:
Net assets	$ 12,035,247	$ 26,861,210	$ 27,504,534	$ 236,236	$ 268,742
Shares of beneficial interest outstanding (1)	1,151,009	4,254,274	5,008,310	21,025	27,119
Net asset value and offering price per share	$ 10.46	$ 6.31	$ 5.49	$ 11.24	$ 9.91
Minimum redemption price per share (4)	$ 10.36	$ 6.25	$ 5.44	$ 11.13	$ 9.81

Class I shares:
Net assets	$ 1,678,096			$ 1,534,158
Shares of beneficial interest outstanding (1)	154,838			135,335
Net asset value, offering and redemption price per share	$ 10.84			$ 11.34

(1)	Unlimited number of shares of no par value beneficial interest authorized.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of the Value Fund, Total Return Income Fund, Growth of Income

Fund and Strategic Value Fund respectively, and 4.75% imposed on purchases of Class A shares of the High Income Fund.

(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)				SEMI-ANNUAL REPORT

	Catalyst	Catalyst	Catalyst/MAP	Catalyst/MAP	Catalyst/CP
	International	Large Cap	Global Capital	Global Total Return	Core Equity
	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund

Assets:
Investments in securities, at value	$ 401,080	$ 425,121	$ 2,973,450	$ 3,682,024	$ 33,444,078
Cash	-	-	-	-	-
Receivables:
Investments sold	-	-	7,483	-	-
Fund shares sold	-	-	5,152	17,097	94,767
Dividends	351	401	2,552	4,138	-
Interest	6	1,963	77	23,140	222
Miscellaneous	-	-	-	-	2,345
Due from Manager	5,396	5,236	4,403	2,542	1,582
Prepaid expenses	2,312	1,965	4,201	4,985	-
Total assets	409,145	434,686	2,997,318	3,733,926	33,542,994

Liabilities:
Call options written, at value	4,842	-	78,197	99,853	-
Payables:
Investments purchased	-	-	209,138	-	16,441,956
Distributions payable	-	-		9,974	-
Fund shares redeemed	-	-		4	-
Distribution fees	399	384	1,197	1,517	135
Due to Manager	3	35	-	-	-
Due to Administrator	4,783	4,783	4,390	4,395	547
Other liabilities and accrued expenses	11,426	11,022	10,767	10,873	1,609
Total liabilities	21,453	16,224	303,689	126,616	16,444,247
Net Assets	$ 387,692	$ 418,462	$ 2,693,629	$ 3,607,310	$ 17,098,747

Net Assets consist of:
Paid-in capital	$ 447,082	$ 420,449	$ 2,712,260	$ 3,579,848	$ 17,122,852
Accumulated net realized gain (loss) on investments and options written	(5,774)	-	(32)	464	-
Undistributed (accumulated) net investment income (loss)	(632)	-	19	35	(487)
Net unrealized appreciation (depreciation) on investments and options written	(52,984)	(1,987)	(18,618)	26,963	(23,618)

Total Net Assets	$ 387,692	$ 418,462	$ 2,693,629	$ 3,607,310	$ 17,098,747

CATALYST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)				SEMI-ANNUAL REPORT

	Catalyst	Catalyst	Catalyst/MAP	Catalyst/MAP	Catalyst/CP
	International	Large Cap	Global Capital	Global Total Return	Core Equity
	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund

Investments in securities, at cost	$ 454,038	$ 427,108	$ 2,998,204	$ 3,665,788	$ 33,467,696

Call options written, proceeds received	$ 4,816	$ -	$ 84,333	$ 110,580	$ -

Class A shares:
Net assets	$ 365,041	$ 417,475	$ 2,299,094	$ 3,304,584	$ 17,073,806
Shares of beneficial interest outstanding (1)	42,826	42,293	239,711	331,451	1,711,580
Net asset value price per share	$ 8.52	$ 9.87	$ 9.59	$ 9.97	$ 9.98
Maximum offering price per share (3)	$ 9.04	$ 10.47	$ 10.18	$ 10.58	$ 10.59
Minimum redemption price per share (2)	$ 8.43	$ 9.77	$ 9.49	$ 9.87	$ 9.88

Class C shares:
Net assets	$ 22,651	$ 987	$ 394,535	$ 302,726	$ 24,941
Shares of beneficial interest outstanding (1)	2,665	100	41,269	30,415	2,500
Net asset value and offering price per share	$ 8.50	$ 9.87	$ 9.56	$ 9.95	$ 9.98
Minimum redemption price per share (4)	$ 8.42	$ 9.77	$ 9.46	$ 9.85	$ 9.88

(1)  Unlimited number of shares of no par value beneficial interest authorized.

(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)  There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of the Funds.

(4)   A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF OPERATIONS				SEMI-ANNUAL REPORT

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund

	For the	For the	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividend (net of foreign tax withholding of $0, $0, $42,923, $445 and $0, respectively)	$ 1,779,420	$ -	$ 1,039,739	$ 115,634	$ 30,626
Securities lending income	39,478	-	-	-	8,080
Interest	1,764	5,720,101	1,624,595	471	427
Total investment income	1,820,662	5,720,101	2,664,334	116,105	39,133

Expenses:
Management fees (Note 5)	541,217	599,377	351,414	44,741	27,539
Distribution and/or service (12b-1) fees - Class A	88,177	117,707	51,056	9,301	5,235
Distribution and/or service (12b-1) fees - Class C	70,759	128,551	147,189	479	1,093
Accounting and transfer agent fees and expenses	58,111	72,604	50,223	6,711	4,538
Registration fees	16,235	16,086	16,674	5,076	10,707
Custody fees	6,847	7,254	4,520	3,529	3,529
Legal fees	7,104	3,529	3,529	3,529	3,529
Audit fees	6,050	7,058	7,058	6,050	7,058
Networking fees	6,409	5,430	3,564	24	-
Compliance officer compensation	3,529	3,529	3,529	3,529	3,529
Miscellaneous	13,404	12,567	14,038	6,193	6,104
Pricing fees	2,017	2,576	3,312	1,614	2,521
Trustee fees	2,105	2,105	2,105	2,105	2,105
Printing fees	1,008	1,008	1,008	504	375
Insurance fees	778	776	776	778	772
Interest expense	-	233	2,021	-	-
Total expenses	823,750	980,390	662,016	94,163	78,634
Less: fees waived and expenses absorbed (Note 5)	(100,492)	(12,805)	(3,734)	(26,072)	(43,592)
Net expenses	723,258	967,585	658,282	68,091	35,042

Net investment income	1,097,404	4,752,516	2,006,052	48,014	4,091

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF OPERATIONS				SEMI-ANNUAL REPORT

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund

	For the	For the	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Realized and unrealized loss on investments:
Net realized gain (loss) on investments (excluding securities sold short and options written)	$ (12,314,191)	$ 2,460,757	$ (2,084,475)	$ 49,843	$ (36,895)
Net realized gain (loss) on options written	-	-	527,745	-	282,734
Net change in unrealized depreciation on investments (excluding securities sold short and options written)	(13,381,214)	(10,488,467)	(9,017,617)	(136,330)	(620,769)
Net change in unrealized appreciation on securities sold short	-	-	-	-	728
Net change in unrealized appreciation (depreciation) on options written	-	-	(64,643)	-	97,456
Net realized and unrealized loss on investments	(25,695,405)	(8,027,710)	(10,638,990)	(86,487)	(276,746)

Net decrease in net assets resulting from operations	$ (24,598,001)	$ (3,275,194)	$ (8,632,938)	$ (38,473)	$ (272,655)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF OPERATIONS				SEMI-ANNUAL REPORT

	Catalyst	Catalyst	Catalyst/MAP	Catalyst/MAP	Catalyst/CP
	International	Large Cap	Global Capital	Global Total Return	Core Equity
	Value Fund (1)	Value Fund (1)	Appreciation Fund (1)	Income Fund (1)	Fund (2)

	For the	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividend (net of foreign tax withholding of $730, $0, $364, $181 and $0, respectively)	$ 5,462	$ 3,151	$ 11,172	$ 12,635	$ -
Securities Lending Income	-	1,959	-	-	-
Interest	31	18	274	11,580	222
Total investment income	5,493	5,128	11,446	24,215	222

Expenses:
Management fees (Note 5)	1,530	1,560	6,137	8,770	69
Distribution and/or service (12b-1) fees - Class A	373	390	1,423	1,999	129
Distribution and/or service (12b-1) fees - Class C	40	4	444	774	6
Accounting and transfer agent fees and expenses	7,634	7,634	7,634	7,634	394
Registration fees	461	308	1,222	1,538	-
Custody fees	2,548	2,548	2,548	2,548	132
Legal fees	2,973	2,973	2,973	2,973	153
Audit fees	6,439	6,071	6,439	6,761	589
Networking fees	-	-	-	-	-
Compliance officer compensation	2,973	2,973	2,973	2,973	153
Miscellaneous	1,550	1,550	1,550	1,550	527
Pricing fees	2,123	2,123	2,123	2,123	110
Trustee fees	1,486	1,486	1,486	1,486	77
Printing fees	229	229	229	229	21
Insurance fees	-	-	-	-	-
Interest expense	-	7	-	5	-
Total expenses	30,359	29,856	37,181	41,363	2,360
Less: fees waived and expenses absorbed (Note 5)	(27,952)	(27,579)	(27,317)	(27,158)	(1,651)
Net expenses	2,407	2,277	9,864	14,205	709

Net investment income (loss)	$ 3,086	$ 2,851	$ 1,582	$ 10,010	$ (487)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF OPERATIONS				SEMI-ANNUAL REPORT

	Catalyst	Catalyst	Catalyst/MAP	Catalyst/MAP	Catalyst/CP
	International	Large Cap	Global Capital	Global Total Return	Core Equity
	Value Fund (1)	Value Fund (1)	Appreciation Fund (1)	Income Fund (1)	Fund (2)

	For the	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011	December 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	$ (5,774)	$ -	$ (32)	$ 464	$ -
Net change in unrealized appreciation (depreciation) on investments (excluding options written)	(52,958)	(1,987)	(24,754)	16,236	(23,618)
Net change in unrealized appreciation (depreciation) on options written	(26)	-	6,136	10,727	-
Net realized and unrealized gain (loss) on investments and options written	(58,758)	(1,987)	(18,650)	27,427	(23,618)

Net increase (decrease) in net assets resulting from operations	$ (55,672)	$ 864	$ (17,068)	$ 37,437	$ (24,105)

(1) The Catalyst International Value Fund, Catalyst Large Cap Value Fund, Catalyst/MAP Global Capital Appreciation Fund and Catalyst/MAP Global Total Return Income Fund commenced operations on July 29, 2011.

(2) The Catalyst/CP Core Equity Fund commenced operations on December 22, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Catalyst Value Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,097,404	$ (710,353)
Net realized gain (loss) on investments and options written	(12,314,191)	7,687,322
Net change in unrealized depreciation
on investments	(13,381,214)	(1,340,453)
Net increase (decrease) in net assets resulting from operations	(24,598,001)	5,636,516

Distributions to shareholders from:
Net realized gains - Class A	(1,676,531)	(519,312)
Net realized gains - Class C	(368,184)	(69,548)
Net realized gains - Class I	(48,726)	(12,350)
Total distributions to shareholders	(2,093,441)	(601,210)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	(17,495,212)	56,291,461

Total increase (decrease) increase in net assets	(44,186,654)	61,326,767

Net Assets:
Beginning of period/year	113,820,768	52,494,001
End of period/year	$ 69,634,114	$ 113,820,768
Undistributed (accumulated) net investment income (loss)	$ 930,734	$ (166,670)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Catalyst/SMH High Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income	$ 4,752,516	$ 6,979,273
Net realized gain on investments	2,460,757	5,873,487
Net change in unrealized depreciation
on investments	(10,488,467)	(831,617)
Net increase (decrease) in net assets resulting from operations	(3,275,194)	12,021,143

Distributions to shareholders from:
Net investment income - Class A	(3,920,397)	(5,660,948)
Net investment income - Class C	(989,418)	(1,435,452)
Net realized capital gains - Class A	(4,685,025)	(4,247,225)
Net realized capital gains - Class C	(1,305,857)	(1,084,523)
Total distributions to shareholders	(10,900,697)	(12,428,148)

Increase in net assets from Fund share
transactions (Note 2)	7,324,454	60,134,649

Total increase (decrease) in net assets	(6,851,437)	59,727,644

Net Assets:
Beginning of period/year	125,375,726	65,648,082
End of period/year	$ 118,524,289	$ 125,375,726
Undistributed net investment income	$ 130,041	$ 287,340

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Catalyst/SMH Total Return Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income	$ 2,006,052	$ 2,538,681
Net realized gain (loss) on investments and options written	(1,556,730)	1,960,938
Net change in unrealized depreciation
on investments and options written	(9,082,260)	(2,691,114)
Net increase (decrease) in net assets resulting from operations	(8,32,938)	1,808,505

Distributions to shareholders from:
Net investment income - Class A	(1,266,070)	(1,632,334)
Net investment income - Class C	(850,298)	(925,787)
Net realized capital gains - Class A	(1,395,936)	(282,290)
Net realized capital gains - Class C	(1,100,208)	(248,291)
Total distributions to shareholders	(4,612,512)	(3,088,702)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	(10,597,884)	72,686,781

Total increase (decrease) in net assets	(23,843,334)	71,406,584

Net Assets:
Beginning of period/year	86,473,681	15,067,097
End of period/year	$ 62,630,347	$ 86,473,681
Undistributed (accumulated) net investment income (loss)	$ (107,762)	$ 2,554

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Catalyst/Groesbeck Growth of Income Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2011	June 30, 2011(1)
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income	$ 48,014	$ 67,975
Net realized gain on investments	49,843	55,784
Net change in unrealized appreciation (depreciation)
on investments	(136,330)	1,274,598
Net increase (decrease) in net assets resulting from operations	(38,473)	1,398,357

Distributions to shareholders from:
Net investment income - Class A	(38,229)	(61,421)
Net investment income - Class C	(633)	(333)
Net investment income - Class I	(9,152)	(6,221)
Net realized capital gains - Class A	(77,215)	(2,143)
Net realized capital gains - Class C	(1,265)	(27)
Net realized capital gains - Class I	(14,931)	(88)
Total distributions to shareholders	(141,425)	(70,233)

Increase in net assets from Fund share
transactions (Note 2)	1,011,543	3,513,907

Total increase in net assets	831,645	4,842,031

Net Assets:
Beginning of period/year	8,973,393	4,131,362
End of period/year	$ 9,805,038	$ 8,973,393
Undistributed net investment income	$ -	$ -

(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Catalyst Strategic Value Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2011	June 30, 2011 (1)
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income (loss)	$ 4,091	$ (419)
Net realized gain on investments and options written	245,839	147,416
Net change in unrealized appreciation (depreciation)
on investments, securities sold short and options written	(522,585)	48,935
Net increase (decrease) in net assets resulting from operations	(272,655)	195,932

Distributions to shareholders from:
Net investment income - Class A	(2,348)	(2,113)
Net investment income - Class C	-	(11)
Net realized capital gains - Class A	(365,320)	-
Net realized capital gains - Class C	(23,401)	-
Total distributions to shareholders	(391,069)	(2,124)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	(109,841)	4,824,777

Total increase (decrease) in net assets	(773,565)	5,018,585

Net Assets:
Beginning of period	5,018,585	-
End of period	$ 4,245,020	$ 5,018,585
Undistributed net investment income	$ 1,743	$ -

(1) The Catalyst Strategic Value Fund commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS SEMI-ANNUAL REPORT

Catalyst International Value Fund

For the
Period Ended
December 31, 2011 (1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 3,086
Net realized loss on investments	(5,774)
Net change in unrealized depreciation
on investments and options written	(52,984)
Net decrease in net assets resulting from operations	(55,672)

Distributions to shareholders from:
Net investment income - Class A	(3,512)
Net investment income - Class C	(206)
Total distributions to shareholders	(3,718)

Increase in net assets from Fund share
transactions (Note 2)	447,082

Total increase in net assets	387,692

Net Assets:
Beginning of period	-
End of period	$ 387,692
Accumulated net investment loss	$ (632)

(1) The Catalyst International Value Fund commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS SEMI-ANNUAL REPORT

Catalyst Large Cap Value Fund

For the
Period Ended
December 31, 2011 (1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,851
Net change in unrealized depreciation
on investments	(1,987)
Net increase in net assets resulting from operations	864

Distributions to shareholders from:
Net investment income - Class A	(2,848)
Net investment income - Class C	(3)
Total distributions to shareholders	(2,851)

Increase in net assets from Fund share
transactions (Note 2)	420,449

Total increase in net assets	418,462

Net Assets:
Beginning of period	-
End of period	$ 418,462
Undistributed net investment income	$ -

(1) The Catalyst Large Cap Value Fund commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS SEMI-ANNUAL REPORT

Catalyst/MAP Global Capital Appreciation Fund

For the
Period Ended
December 31, 2011 (1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,582
Net realized loss on investments	(32)
Net change in unrealized depreciation
on investments and options written	(18,618)
Net decrease in net assets resulting from operations	(17,068)

Distributions to shareholders from:
Net investment income - Class A	(1,447)
Net investment income - Class C	(116)
Total distributions to shareholders	(1,563)

Increase in net assets from Fund share
transactions (Note 2)	2,712,260

Total increase in net assets	2,693,629

Net Assets:
Beginning of period	-
End of period	$ 2,693,629
Undistributed net investment income	$ 19

(1) The Catalyst/MAP Global Capital Appreciation Fund commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS SEMI-ANNUAL REPORT

Catalyst/MAP Global Total Return Income Fund

For the
Period Ended
December 31, 2011(1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 10,010
Net realized loss on investments	464
Net change in unrealized appreciation
on investments and options written	26,963
Net increase in net assets resulting from operations	37,437

Distributions to shareholders from:
Net investment income - Class A	(9,707)
Net investment income - Class C	(268)
Total distributions to shareholders	(9,975)

Increase in net assets from Fund share
transactions (Note 2)	3,579,848

Total increase in net assets	3,607,310

Net Assets:
Beginning of period	-
End of period	$ 3,607,310
Undistributed net investment income	$ 1,665

(1) The Catalyst/MAP Global Total Return Income Fund commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS SEMI-ANNUAL REPORT

Catalyst CP Core Equity Fund

For the
Period Ended
December 31, 2011 (1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (487)
Net change in unrealized depreciation
on investments	(23,618)
Net decrease in net assets resulting from operations	(24,105)

Increase in net assets from Fund share
transactions (Note 2)	17,122,852

Total increase in net assets	17,098,747

Net Assets:
Beginning of period	-
End of period	$ 17,098,747
Accumulated net investment loss	$ (487)

(1) The Catalyst/CP Core Equity Fund commenced operations on December 22, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period								SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class A

	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 14.28		$ 11.66	$ 8.95		$ 8.10		$ 12.73		$ 10.00

Investment Operations:
Net investment income (loss)	0.17		(0.08)	(0.11)		0.07	(a)	(0.15)	(a)	0.86	(a)
Net realized and unrealized gain (loss)
on investments	(3.38)		2.82	2.84	(f)	0.78		(3.96)		1.87
Total from investment operations	(3.21)		2.74	2.73		0.85		(4.11)		2.73

Distributions from:
Net investment income	-		-	(0.02)		-		(0.52)		-
Net realized capital gains	(0.32)		(0.12)	-		-		-		-
Total from distributions	(0.32)		(0.12)	(0.02)		-		(0.52)		-

Net Asset Value, End of Period/Year	$ 10.75		$ 14.28	$ 11.66		$ 8.95		$ 8.10		$ 12.73

Total Return (b)	(22.47)%	(d)	23.47%	30.47%	(c)	10.49%		(33.03)%		27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 55,921		$ 93,869	$ 47,320		$ 6,971		$ 1,044		$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%	(e)	1.78%	1.94%		4.39%		6.18%		11.53%	(e)
After fees waived and expenses absorbed	1.56%	(e)	1.55%	1.56%		1.66%		1.95%		1.93%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.43%	(e)	(0.98)%	(1.64)%		(1.85)%		(5.67)%		(1.69)%	(e)
After fees waived and expenses absorbed	2.66%	(e)	(0.75)%	(1.26)%		0.88%		(1.44)%		7.91%	(e)

Portfolio turnover rate	29.53%	(d)	123.34%	157.77%		168.92%		80.46%		28.12%	(d)

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.11% of the Fund’s Class A shares’ total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.36%.

(d) Not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period								SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class C

	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 13.95		$ 11.48	$ 8.80		$ 8.05		$ 12.64		$ 10.00

Investment Operations:
Net investment income (loss)	0.12		(0.12)	(0.14)		0.11	(a)	(0.19)	(a)	0.93	(a)
Net realized and unrealized gain (loss) on
Investments	(3.29)		2.71	2.84	(f)	0.64		(3.96)		1.71
Total from investment operations	(3.17)		2.59	2.70		0.75		(4.15)		2.64

Distributions from:
Net investment income	-		-	(0.02)		-		(0.44)		-
Net realized capital gains	(0.32)		(0.12)	-		-		-		-
Total from distributions	(0.32)		(0.12)	(0.02)		-		(0.44)		-

Net Asset Value, End of Period/Year	$ 10.46		$ 13.95	$ 11.48		$ 8.80		$ 8.05		$ 12.64

Total Return (b)	(22.71)%	(d)	22.53%	30.66%	(c)	9.32%		(33.52)%		26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 12,035		$ 17,595	$ 3,810		$ 28		$ 10		$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.54%	(e)	2.53%	2.69%		6.87%		6.93%		15.99%	(e)
After fees waived and expenses absorbed	2.31%	(e)	2.30%	2.31%		2.53%		2.70%		2.68%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.68%	(e)	(1.62)%	(2.42)%		(2.95)%		(6.05)%		(4.98)%	(e)
After fees waived and expenses absorbed	1.91%	(e)	(1.39)%	(2.04)%		1.39%		(1.82)%		8.34%	(e)

Portfolio turnover rate	29.53%	(d)	123.34%	157.77%		168.92%		80.46%		28.12%	(d)

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.11% of the Fund’s Class C shares’ total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.36%.

(d) Not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period						SEMI-ANNUAL REPORT

	Catalyst Value Fund

	Class I

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 14.37		$ 11.70	$ 8.96		$ 7.36

Investment Operations:
Net investment income (loss)	0.18		(0.09)	(0.14)		-	(a)
Net realized and unrealized gain (loss) on
investments	(3.39)		2.88	2.90	(f)	1.60
Total from investment operations	(3.21)		2.79	2.76		1.60

Distributions from:
Net investment income	-		-	(0.02)		-
Net realized capital gains	(0.32)		(0.12)	-		-
Total from distributions	(0.32)		(0.12)	(0.02)		-

Net Asset Value, End of Period/Year	$ 10.84		$ 14.37	$ 11.70		$ 8.96

Total Return (b)	(22.32)%	(d)	23.82%	30.80%	(c)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 1,678		$ 2,357	$ 1,364		$ 1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%	(e)	1.53%	1.69%		2.48%	(e)
After fees waived and expenses absorbed	1.31%	(e)	1.30%	1.31%		1.30%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.68%	(e)	(0.73)%	(1.34)%		(1.25)%	(e)
After fees waived and expenses absorbed	2.91%	(e)	(0.50)%	(0.96)%		(0.07)%	(e)

Portfolio turnover rate	29.53%	(d)	123.34%	157.77%		168.92%	(d)

(a)	Net investment income (loss) per share is based on average shares outstanding and resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.11% of the Fund’s Class I shares’ total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.69%.

(d) Not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period						SEMI-ANNUAL REPORT

	Catalyst/SMH High Income Fund

	Class A

	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 7.11		$ 6.95	$ 6.25	$ 7.74		$ 8.00

Investment Operations:
Net investment income	0.27		0.51	0.58	0.72		0.02	(a)
Net realized and unrealized gain (loss) on
investments	(0.46)		0.56	0.81	(1.49)	(e)	(0.26)
Total from investment operations	(0.19)		1.07	1.39	(0.77)		(0.24)

Distributions from:
Net investment income	(0.28)		(0.52)	(0.58)	(0.72)		(0.02)
Net realized capital gains	(0.33)		(0.39)	(0.11)	-		-
Total from distributions	(0.61)		(0.91)	(0.69)	(0.72)		(0.02)

Net Asset Value, End of Period/Year	$ 6.31		$ 7.11	$ 6.95	$ 6.25		$ 7.74

Total Return (b)	(2.56)%	(d)	15.84%	23.84%	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 91,663		$ 99,854	$ 50,837	$ 24,966		$ 9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	(c)	1.48%	1.59%	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%	(c)	1.45%	1.45%	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.07%	(c)	7.06%	8.82%	13.51%		2.36%	(c)
After fees waived and expenses absorbed	8.09%	(c)	7.09%	8.96%	13.86%		4.35%	(c)

Portfolio turnover rate	10.17%	(d)	57.73%	58.16%	24.39%		0.07%	(d)

(a)	Net investment income per share is based on average shares outstanding.
(b)							Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The Catalyst/SMH High Income Fund Class A shares commenced operations on May 21, 2008.
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period						SEMI-ANNUAL REPORT

	Catalyst/SMH High Income Fund

	Class C

	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 7.11		$ 6.96	$ 6.25	$ 7.75		$ 8.00

Investment Operations:
Net investment income	0.24		0.46	0.58	0.69		0.02	(a)
Net realized and unrealized gain (loss) on
investments	(0.46)		0.55	0.82	(1.51)	(e)	(0.25)
Total from investment operations	(0.22)		1.01	1.40	(0.82)		(0.23)

Distributions from:
Net investment income	(0.25)		(0.47)	(0.58)	(0.68)		(0.02)
Net realized capital gains	(0.33)		(0.39)	(0.11)	-		-
Total from distributions	(0.58)		(0.86)	(0.69)	(0.68)		(0.02)

Net Asset Value, End of Period/Year	$ 6.31		$ 7.11	$ 6.96	$ 6.25		$ 7.75

Total Return (b)	(2.93)%	(d)	14.82%	23.10%	(9.19)%		(2.93)%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 26,861		$ 25,522	$ 14,811	$ 7,932		$ 2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%	(c)	2.23%	2.34%	2.55%		4.18%	(c)
After fees waived and expenses absorbed	2.20%	(c)	2.20%	2.20%	2.20%		2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.32%	(c)	6.31%	8.14%	12.60%		0.93%	(c)
After fees waived and expenses absorbed	7.34%	(c)	6.34%	8.28%	12.95%		2.92%	(c)

Portfolio turnover rate	10.17%	(d)	57.73%	58.16%	24.39%		0.07%	(d)

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The Catalyst/SMH High Income Fund Class C shares commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period							SEMI-ANNUAL REPORT

	Catalyst/SMH Total Return Income Fund

	Class A

	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 6.59		$ 5.90		$ 5.18	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.19		0.31		0.39	0.50	0.05	(a)
Net realized and unrealized gain (loss) on
investments	(0.86)		0.78	(e)	0.79	(1.96)	(0.82)
Total from investment operations	(0.67)		1.09		1.18	(1.46)	(0.77)

Distributions from:
Net investment income	(0.20)		(0.32)		(0.39)	(0.52)	(0.05)
Net realized capital gain	(0.23)		(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.43)		(0.40)		(0.46)	(0.54)	(0.05)

Net Asset Value, End of Period/Year	$ 5.49		$ 6.59		$ 5.90	$ 5.18	$ 7.18

Total Return (b)	(10.27)%	(d)	18.56%		23.23%	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 35,126		$ 53,720		$ 6,365	$ 1,198	$ 519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%	(c)	1.56%		2.31%	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.56%	(c)	1.55%		1.55%	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.02%	(c)	4.98%		5.52%	9.22%	4.17%	(c)
After fees waived and expenses absorbed	6.03%	(c)	4.99%		6.28%	10.81%	7.66%	(c)

Portfolio turnover rate	23.72%	(d)	60.04%		46.45%	8.43%	0.00%	(d)

(a)	Net investment income per share is based on average shares outstanding.
(b)							Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)							The Catalyst/SMH Total Return Income Fund Class A shares commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period						SEMI-ANNUAL REPORT

	Catalyst/SMH Total Return Income Fund

	Class C

	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 6.58		$ 5.90		$ 5.18	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.16		0.27		0.35	0.48	0.05	(a)
Net realized and unrealized gain (loss) on
investments	(0.85)		0.76	(e)	0.79	(1.98)	(0.82)
Total from investment operations	(0.69)		1.03		1.14	(1.50)	(0.77)

Distributions from:
Net investment income	(0.17)		(0.27)		(0.35)	(0.48)	(0.05)
Net realized capital gain	(0.23)		(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.40)		(0.35)		(0.42)	(0.50)	(0.05)

Net Asset Value, End of Period/Year	$ 5.49		$ 6.58		$ 5.90	$ 5.18	$ 7.18

Total Return (b)	(10.47)%	(d)	17.53%		22.32%	(20.09)%	(9.66)%	(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 27,505		$ 32,753		$ 8,702	$ 3,301	$ 3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%	(c)	2.31%		3.06%	3.89%	5.79%	(c)
After fees waived and expenses absorbed	2.31%	(c)	2.30%		2.30%	2.30%	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.27%	(c)	4.23%		5.13%	8.16%	2.47%	(c)
After fees waived and expenses absorbed	5.28%	(c)	4.24%		5.89%	9.75%	5.96%	(c)

Portfolio turnover rate	23.72%	(d)	60.04%		46.45%	8.43%	0.00%	(d)

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst/SMH Total Return Income Fund Class C shares commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/Groesbeck Growth of Income Fund

	Class A

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 11.60		$ 9.21		$ 10.00

Investment Operations:
Net investment income	0.06		0.12		0.04
Net realized and unrealized gain (loss) on
investments	(0.16)		2.38		(0.79)
Total from investment operations	(0.10)		2.50		(0.75)

Distributions from:
Net investment income	(0.05)		(0.11)		(0.04)
Net realized capital gains	(0.11)		-	(b)	-
Total from distributions	(0.16)		(0.11)		(0.04)

Net Asset Value, End of Period/Year	$ 11.34		$ 11.60		$ 9.21

Total Return (a)	(0.76)%	(c)	27.35%		(7.47)%	(c)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 8,035		$ 7,649		$ 4,126

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%	(d)	2.31%		3.81%	(d)
After fees waived and expenses absorbed	1.55%	(d)	1.55%		1.55%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.46%	(d)	0.37%		(0.90)%	(d)
After fees waived and expenses absorbed	1.04%	(d)	1.13%		1.36%	(d)

Portfolio turnover rate	9.65%	(c)	24.56%		10.75%	(c)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Realized capital gains distributed were less than $0.01 per share.
(c)	Not annualized.
(d) Annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund Class A shares commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/Groesbeck Growth of Income Fund

	Class C

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 11.51		$ 9.15		$ 10.00

Investment Operations:
Net investment income	0.01		0.04		0.04
Net realized and unrealized gain (loss) on
investments	(0.14)		2.37		(0.85)
Total from investment operations	(0.13)		2.41		(0.81)

Distributions from:
Net investment income	(0.03)		(0.05)		(0.04)
Net realized capital gains	(0.11)		-	(b)	-
Total from distributions	(0.14)		(0.05)		(0.04)

Net Asset Value, End of Period/Year	$ 11.24		$ 11.51		$ 9.15

Total Return (a)	(1.08)%	(c)	26.42%		(8.11)%	(c)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$ 236		$ 87		$ 6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.89%	(d)	3.06%		4.56%	(d)
After fees waived and expenses absorbed	2.30%	(d)	2.30%		2.30%	(d)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(0.29)%	(d)	(0.38)%		(2.07)%	(d)
After fees waived and expenses absorbed	0.29%	(d)	0.38%		0.19%	(d)

Portfolio turnover rate	9.65%	(c)	24.56%		10.75%	(c)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Realized capital gains distributed were less than $0.01 per share.
(c)	Not annualized.
(d) Annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund Class C shares commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/Groesbeck Growth of Income Fund

	Class I

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$ 11.60		$ 10.29

Investment Operations:
Net investment income	0.07		0.09
Net realized and unrealized gain (loss)
on investments	(0.15)		1.33
Total from investment operations	(0.08)		1.42

Distributions from:
Net investment income	(0.07)		(0.11)
Net realized capital gains	(0.11)		-	(b)
Total from distributions	(0.18)		(0.11)

Net Asset Value, End of Period/Year	$ 11.34		$ 11.60

Total Return (a)	(0.63)%	(c)	13.94%	(c)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$ 1,534		$ 1,237

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%	(d)	2.06%	(d)
After fees waived and expenses absorbed	1.30%	(d)	1.30%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.71%	(d)	0.62%	(d)
After fees waived and expenses absorbed	1.29%	(d)	1.38%	(d)

Portfolio turnover rate	9.65%	(c)	24.56%	(c)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Realized capital gains distributed were less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund Class I shares commenced operations on November 24, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period		SEMI-ANNUAL REPORT

	Catalyst Strategic Value Fund

	Class A

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.49		$ 10.00

Investment Operations:
Net investment income	0.01		0.01
Net realized and unrealized gain (loss)
on investments	(0.58)		1.50
Total from investment operations	(0.57)		1.51

Distributions from:
Net investment income	(0.01)		(0.02)
Net realized capital gains	(0.98)		-
Total from distributions	(0.99)		(0.02)

Net Asset Value, End of Period	$ 9.93		$ 11.49

Total Return (a)	(4.93)%	(b)	15.07%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,976		$ 4,821

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.53%	(c)	4.30%	(c)(d)
After fees waived and expenses absorbed	1.55%	(c)	1.56%	(c)(d)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(1.76)%	(c)	(2.74)%	(c)(d)
After fees waived and expenses absorbed	0.22%	(c)	0.00%	(c)(d)(e)

Portfolio turnover rate	87.09%	(b)	46.29%	(b)

(a)				Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Aggregate total return, not annualized.
(c) Annualized.
(d) The ratios include 0.01% attributed to interest expense.
(e) Ratio of net investment loss is less than (0.01)%.
(1)	The Catalyst Strategic Value Fund Class A shares commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst Strategic Value Fund

	Class C

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2011		June 30, 2011 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.50		$ 10.00

Investment Operations:
Net investment loss	(0.02)		(0.02)
Net realized and unrealized gain (loss) on
investments	(0.59)		1.53
Total from investment operations	(0.61)		1.51

Distributions from:
Net investment income	(0.98)		(0.01)
Total from distributions	(0.98)		(0.01)

Net Asset Value, End of Period	$ 9.91		$ 11.50

Total Return (a)	(5.24)%	(b)	15.07%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 269		$ 198

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.28%	(c)	5.05%	(c)(d)
After fees waived and expenses absorbed	2.30%	(c)	2.31%	(c)(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.51)%	(c)	(3.49)%	(c)(d)
After fees waived and expenses absorbed	(0.53)%	(c)	(0.75)%	(c)(d)

Portfolio turnover rate	87.09%	(b)	46.29%	(b)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(d)	The ratios include 0.01% attributed to interest expense.
(1)	The Catalyst Strategic Value Fund Class C shares commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst International Value Fund (1)

	Class A		Class C

	For the		For the
	Period Ended		Six Months Ended
	December 31, 2011		December 31, 2011
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.07		0.03
Net realized and unrealized loss on
investments	(1.47)		(1.45)
Total from investment operations	(1.40)		(1.42)

Distributions from:
Net investment income	(0.08)		(0.08)
Total from distributions	(0.08)		(0.08)

Net Asset Value, End of Period	$ 8.52		$ 8.50

Total Return (a)	(13.98)%	(b)	(14.23)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 365		$ 23

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.82%	(c)	20.57%	(c)
After fees waived and expenses absorbed	1.55%	(c)	2.30%	(c)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(16.23)%	(c)	(16.98)%	(c)
After fees waived and expenses absorbed	2.03%	(c)	1.28%	(c)

Portfolio turnover rate	28.66%	(b)	28.66%	(b)

(a)			Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund Assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(1)	The Catalyst International Value Fund Class A and C shares commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst Large Cap Fund (1)

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	December 31, 2011		December 31, 2011
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.07		0.04
Net realized and unrealized loss on
investments	(0.13)		(0.14)
Total from investment operations	(0.06)		(0.10)

Distributions from:
Net investment income	(0.07)		(0.03)
Total from distributions	(0.07)		(0.03)

Net Asset Value, End of Period	$ 9.87		$ 9.87

Total Return (a)	(0.63)%	(b)	(0.96)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 417		$ 1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.14%	(c)	19.89%	(c)
After fees waived and expenses absorbed	1.46%	(c)	2.21%	(c)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(15.85)%	(c)	(17.68)%	(c)
After fees waived and expenses absorbed	1.83%	(c)	1.08%	(c)

Portfolio turnover rate	0.00%	(b)	0.00%	(b)

(a)		Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund Assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(1)		The Catalyst Large Cap Fund commenced Class A and C shares operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/MAP Global Capital Appreciation Fund (1)

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	December 31, 2011		December 31, 2011
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income (loss)	0.01		(0.01)
Net realized and unrealized loss on
investments	(0.41)		(0.43)
Total from investment operations	(0.40)		(0.44)

Distributions from:
Net investment income	(0.01)		-	(d)
Total from distributions	(0.01)		-

Net Asset Value, End of Period	$ 9.59		$ 9.56

Total Return (a)	(4.04)%	(b)	(4.37)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 2,299		$ 395

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.00%	(c)	6.75%	(c)
After fees waived and expenses absorbed	1.55%	(c)	2.30%	(c)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(4.14)%	(c)	(4.89)%	(c)
After fees waived and expenses absorbed	0.31%	(c)	(0.44)%	(c)

Portfolio turnover rate	0.00%	(b)	0.00%	(b)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund Assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(d)	Net investment income distributed was less than $0.01 per share.
(1)	The Catalyst/MAP Global Capital Appreciation Fund Class A and C shares commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/MAP Global Total Return Income Fund (1)

	Class A		Class C

	For the		For the
	Six Months Ended		Six Months Ended
	December 31, 2011		December 31, 2011
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.03		0.01
Net realized and unrealized loss on
investments	(0.03)	(d)	(0.05)	(d)
Total from investment operations	-		(0.04)

Distributions from:
Net investment income	(0.03)		(0.01)
Total from distributions	(0.03)		(0.01)

Net Asset Value, End of Period	$ 9.97		$ 9.95

Total Return (a)	(0.01)%	(b)	(0.41)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,305		$ 303

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.65%	(c)	5.40%	(c)
After fees waived and expenses absorbed	1.55%	(c)	2.30%	(c)

Ratio of net investment (loss) income to average net assets:
Before fees waived and expenses absorbed	(1.89)%	(c)	(2.64)%	(c)
After fees waived and expenses absorbed	1.21%	(c)	0.44%	(c)

Portfolio turnover rate	13.24%	(b)	13.24%	(b)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(d)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending December 31, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst MAP Global Total Return Income Fund Class A and C shares commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period			SEMI-ANNUAL REPORT

	Catalyst/CP Core Equity Fund (1)

	Class A		Class C

	For the		For the
	Six Months Ended		Six Months Ended
	December 31, 2011		December 31, 2011
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment loss	-	(d)	-	(d)
Net realized and unrealized loss on
investments	(0.02)		(0.02)
Total from investment operations	(0.02)		(0.02)

Net Asset Value, End of Period	$ 9.98		$ 9.98

Total Return (a)	(0.20)%	(b)	(0.20)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 17,074		$ 25

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.52%	(c)	5.27%	(c)
After fees waived and expenses absorbed	1.35%	(c)	2.10%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(4.09)%	(c)	(4.84)%	(c)
After fees waived and expenses absorbed	(0.92)%	(c)	(1.67)%	(c)

Portfolio turnover rate	0.00%	(b)	0.00%	(b)

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund Assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.
(d)	Net investment loss was less than $0.01 per share.
(1)	The Catalyst/CP Core Equity Fund Class A and C shares commenced operations on December 22, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty four series. These financial statements include the following ten series: Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund (formerly Catalyst High Income Fund), Catalyst/SMH Total Return Income Fund (formerly Catalyst Total Return Income Fund), Catalyst/Groesbeck Growth of Income Fund, Catalyst International Value Fund, Catalyst Large Cap Value Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/CP Core Equity Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as non-diversified. The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the “Manager” or “CCA”).

Catalyst Value Fund (“Value Fund”) Class A and Class C became effective with the Securities and Exchange Commission

(“SEC”) on July 14, 2006 and commenced operations on July 31, 2006. Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst Strategic Value Fund (“Strategic Value Fund”) Class A and Class C became effective with the SEC on September 21, 2010 and commenced operations on October 28, 2010. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund (“High Income Fund”) became effective with the SEC and commenced operations on May 21, 2008. The Fund’s investment objective is to provide a high level of current income. The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (“SMH”).

Catalyst/SMH Total Return Income Fund (“Total Return Fund”) became effective with the SEC and commenced operations on May 21, 2008. The Fund’s investment objective is to provide total return, including current income and capital appreciation. The Total Return Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”) became effective with the SEC and commenced operations on December 30, 2009. The Fund’s investment objective is to provide current income that increases over time. The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. (“GIM”).

Catalyst International Value Fund (“International Value Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst Large Cap Value Fund (“Large Cap Value Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund seeks to provide total return, which consists of current income and capital appreciation.

Catalyst/CP Core Equity Fund (“Core Equity Fund”) became effective with the SEC and commenced operations on December 22, 2011. The Fund's goal is to achieve long-term capital appreciation.

The Strategic Value Fund, High Income Fund, Total Return Fund, International Value Fund, Large Cap Value Fund, Capital Appreciation Fund, Global Total Return Income Fund and Core Equity Fund each offer two classes of shares, Class A and Class C. The Value Fund and Growth of Income Fund offer three classes of shares, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System;
(c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2011:

Assets
			Total Return	Growth of	Strategic
Security Classification (a)(b)	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund
Level 1
Common Stock	$ 61,416,203	$ -	$ 27,672,850	$ 9,406,506	$ 3,900,136
Preferred Stock	1,145,196	-	-	-	-
Warrants	5,630,006	-	-	-	-
Put Options	-	-	-	-	222,200
Total Level 1	$ 68,191,405	$ -	$ 27,672,850	$ 9,406,506	$ 4,122,336

Level 2
Convertible Corporate Bonds	$ -	$ 8,239,675	$ 2,664,745	$ -	$ -
Corporate Bonds		108,541,989	29,870,396	-	-
Short-Term Investments	5,765,939	1,455,689	398,196	409,227	706,643
Total Level 2	$ 5,765,939	$ 118,237,353	$ 32,933,337	$ 409,227	$ 706,643

Total Assets	$ 73,957,344	$ 118,237,353	$ 60,606,187	$ 9,815,733	$ 4,828,979

Assets
	International	Large Cap	Global Capital	Global Total Return	Core Equity
Security Classification(a)(b)	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund
Level 1
Common Stock	$ 387,580	$ 414,485	$ 2,506,000	$ 1,850,914	$ 8,135,445
Exchange Traded Fund	-	-	35,022	32,328	8,477,525
Total Level 1	$ 387,580	$ 414,485	$ 2,541,022	$ 1,883,242	$ 16,612,970

Level 2
Corporate Bonds	-	-	-	1,426,007	-
Short-Term Investments	13,500	10,636	432,428	372,775	16,831,108
Total Level 2	$ 13,500	$ 10,636	$ 432,428	$ 1,798,782	$ 16,831,108

Total Assets	$ 401,080	$ 425,121	$ 2,973,450	$ 3,682,024	$ 33,444,078

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the six month period ended December 31, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable for the Funds.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Liabilities			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
Security Classification(a)(b)	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund
Level 1

Common Stock	$ -	$ -	$ -	$ -	$ (107,805)
Call Options Written	-	-	(48,081)	-	(400,716)
Total Liabilities Level 1	$ -	$ -	$ (48,081)	$ -	$ (508,521)

Liabilities	Catalyst	Catalyst	Catalyst/MAP	Catalyst/MAP	Catalyst/CP
	International	Large Cap	Global Capital	Global Total Return	Core Equity
Security Classification(a)(b)	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund
Level 1

Call Options Written	$ (4,842)	$ -	$ (78,197)	$ (99,853)	$ -
Total Liabilities Level 1	$ (4,842)	$ -	$ (78,197)	$ (99,853)	$ -

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the six month period ended December 31, 2011, the Funds had no liabilities that were considered to be “Level 2” securities (those valued using other significant observable inputs). As of and during the six month period ended December 31, 2011, the Funds had no liabilities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

b)

    Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2011 were as follows:

Derivatives not accounted
	for as hedging	Location of Derivatives on	Fair Value of
Fund	instruments under GAAP	Statement of Assets and Liabilities	Asset/Liability Derivatives

Strategic Value Fund	Put options purchased	Investments in securities, at value	$ 222,200

	Call options written	Call options written, at value	$ (400,716)
	Totals		$ (178,516)

Total Return Fund	Call options written	Call options written, at value	$ (48,081)
	Totals		$ (48,081)

International Value Fund	Call options written	Call options written, at value	$ (4,842)
	Totals		$ (4,842)

Global Capital Appreciation Fund	Call options written	Call options written, at value	$ (78,197)
	Totals		$ (78,197)

Global Total Return Income Fund	Call options written	Call options written, at value	$ (99,853)
	Totals		$ (99,853)

The effect of derivative instruments on the Statements of Operations for the six month period ended December 31, 2011 were as follows:

	Derivatives not accounted for as hedging	Location of Gain (Loss) on	Realized and unrealized Gain (Loss) on Derivatives
Fund	instruments under GAAP	Derivatives recognized in income	recognized in income

Strategic Value Fund	Call options written	Net realized gain on options written	282,734
	Call options written	Net change in unrealized appreciation on options written	97,456
	Put options purchased	Net realized gain on investments	70,304
	Totals		450,494

Total Return Fund	Call options written	Net realized gain on options written	527,745
	Call options written	Net change in unrealized depreciation on options written	(64,643)
	Totals		463,102

International Value Fund	Call options written	Net change in unrealized depreciation on options written	(26)
	Totals		(26)

Global Capital Appreciation Fund	Call options written	Net change in unrealized appreciation on options written	6,136
	Totals		6,136

Global Total Return Income Fund	Call options written	Net change in unrealized appreciation on options written	10,727
	Totals		10,727

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

c)

Federal Income Tax - The Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value have qualified and intend to continue to qualify and the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and Core Equity Fund intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2011, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations. As of December 31, 2011, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011 for the Funds) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Value Fund, Total Return Fund, Growth of Income Fund, Strategic Value Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and CP Core Equity Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six month period ended December 31, 2011, there were CDSC fees of $8,992, $50, $668 and $10,979 paid by shareholders of the Value Fund, Strategic Value Fund, High Income Fund and Total Return Fund, respectively, to the Manager.  There were no CDSC fees paid by the shareholders of Growth of Income Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and Core Equity Fund.

j)

Security Loans - The Value Fund, Strategic Value Fund and Large Cap Value Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	(Decrease)/ Increase
For the six month period ended:
December 31, 2011
Class A
Shares……………………………	983,134	(2,498,883)	143,185	(1,372,564)
Value…………………………….	$ 11,932,611	$ (29,608,034)	$ 1,524,918	$ (16,150,505)
Class C
Shares……………………………	124,860	(269,548)	34,478	(110,210)
Value…………………………….	$ 1,518,173	$ (3,107,044)	$ 357,193	$ (1,231,678)
Class I
Shares……………………………	20,698	(33,438)	3,590	(9,150)
Value…………………………….	$ 248,276	$ (399,827)	$ 38,522	$ (113,029)

For the year ended:
June 30, 2011
Class A
Shares……………………………	6,286,440	(3,804,097)	31,557	2,513,900
Value…………………………….	$ 93,588,181	$ (52,813,106)	$ 462,309	$ 41,237,384
Class C
Shares……………………………	1,034,283	(109,803)	4,733	929,213
Value…………………………….	$ 15,164,522	$ (1,553,980)	$ 68,022	$ 13,678,564
Class I
Shares……………………………	445,007	(398,169)	611	47,449
Value…………………………….	$ 6,958,866	$ (5,592,350)	$ 8,997	$ 1,375,513

	High Income Fund

				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2011
Class A
Shares……………………………	2,667,043	(3,221,924)	1,037,825	482,944
Value…………………………….	$ 17,817,661	$ (21,514,947)	$ 6,663,608	$ 2,966,322
Class C
Shares……………………………	829,160	(413,860)	251,832	667,132
Value…………………………….	$ 5,503,095	$ (2,752,541)	$ 1,607,578	$ 4,358,132

For the year ended:
June 30, 2011
Class A
Shares……………………………	8,647,619	(2,925,737)	1,009,389	6,731,271
Value…………………………….	$ 63,628,511	$ (21,350,763)	$ 7,281,757	$ 49,559,505
Class C
Shares……………………………	1,859,082	(626,230)	225,338	1,458,190
Value…………………………….	$ 13,544,568	$ (4,594,563)	$ 1,625,139	$ 10,575,144

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	(Decrease) /Increase
For the six month period ended:
December 31, 2011
Class A
Shares……………………………	1,553,485	(3,693,618)	376,457	(1,763,676)
Value…………………………….	$ 9,252,668	$ (22,159,310)	$ 2,111,030	$ (10,795,612)
Class C
Shares……………………………	628,380	(892,092)	297,154	33,442
Value…………………………….	$ 3,783,954	$ (5,241,089)	$ 1,654,863	$ 197,728

For the year ended:
June 30, 2011
Class A
Shares……………………………	10,223,480	(3,355,856)	211,037	7,078,661
Value…………………………….	$ 70,247,377	$ (22,693,939)	$ 1,428,881	$ 48,982,319
Class C
Shares……………………………	3,749,649	(388,394)	139,414	3,500,669
Value…………………………….	$ 25,378,489	$ (2,609,041)	$ 935,014	$ 23,704,462

	Growth of Income Fund

				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2011
Class A
Shares……………………………	87,903	(48,751)	10,074	49,226
Value…………………………….	$ 958,378	$ (522,588)	$ 111,054	$ 546,844
Class C
Shares……………………………	14,931	(1,618)	160	13,473
Value…………………………….	$ 164,529	$ (17,177)	$ 1,763	$ 149,115
Class I
Shares……………………………	26,486	-	2,188	28,674
Value…………………………….	$ 291,500	$ -	$ 24,084	$ 315,584

For the year ended:
June 30, 2011
Class A
Shares……………………………	267,219	(61,650)	5,754	211,323
Value…………………………….	$ 2,902,602	$ (684,039)	$ 62,418	$ 2,280,981
Class C
Shares……………………………	7,153	(250)	33	6,936
Value…………………………….	$ 69,800	$ (2,537)	$ 354	$ 67,617
Class I
Shares……………………………	106,104	-	557	106,661
Value…………………………….	$ 1,159,000	$ -	$ 6,309	$ 1,165,309

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

	Strategic Value Fund
				Net
	Sold	Redeemed	Reinvested	(Decrease) /Increase

For the six month period ended:
December 31, 2011
Class A
Shares……………………………	115,767	(163,680)	28,746	(19,167)
Value…………………………….	$ 1,219,386	$ (1,718,054)	$ 283,743	$ (214,925)
Class C
Shares……………………………	8,878	(1,223)	2,265	9,920
Value…………………………….	$ 95,566	$ (12,795)	$ 22,313	$ 105,084

For the year ended:
June 30, 2011
Class A
Shares……………………………	483,800	(64,476)	157	419,481
Value…………………………….	$ 5,363,723	$ (735,482)	$ 1,682	$ 4,629,923
Class C
Shares……………………………	17,198	-	1	17,199
Value…………………………….	$ 194,843	$ -	$ 11	$ 194,854

	International Value Fund (1)
				Net
	Sold	Redeemed	Reinvested	Increase

For the period ended:
December 31, 2011
Class A
Shares……………………………	42,513	-	313	42,826
Value…………………………….	$ 419,766	$ -	$ 2,684	$ 422,450
Class C
Shares……………………………	2,642	-	23	2,665
Value…………………………….	$ 24,434	$ -	$ 198	$ 24,632

	Large Cap Value Fund (1)
				Net
	Sold	Redeemed	Reinvested	Increase

For the period ended:
December 31, 2011
Class A
Shares……………………………	42,074	-	219	42,293
Value…………………………….	$ 417,278	$ -	$ 2,171	$ 419,449
Class C
Shares……………………………	100	-	-	100
Value…………………………….	$ 1,000	$ -	$ -	$ 1,000

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

	Global Capital Appreciation Fund (1)
				Net
	Sold	Redeemed	Reinvested	Increase

For the period ended:
December 31, 2011
Class A
Shares……………………………	240,993	(1,362)	80	239,711
Value…………………………….	$ 2,330,076	$ (12,865)	$ 762	$ 2,317,973
Class C
Shares……………………………	41,258	-	11	41,269
Value…………………………….	$ 394,181	$ -	$ 106	$ 394,287

	Global Total Return Income Fund (1)
				Net
	Sold	Redeemed	Reinvested	Increase

For the period ended:
December 31, 2011
Class A
Shares……………………………	330,716	-	735	331,451
Value…………………………….	$ 3,270,928	$ -	$ 7,329	$ 3,278,257
Class C
Shares……………………………	31,418	(1,030)	27	30,415
Value…………………………….	$ 311,327	$ (10,004)	$ 268	$ 301,591

	Core Equity Fund (2)
				Net
	Sold	Redeemed	Reinvested	Increase

For the period ended:
December 31, 2011
Class A
Shares……………………………	1,711,580	-	-	1,711,580
Value…………………………….	$ 17,097,727	$ -	$ -	$ 17,097,727
Class C
Shares……………………………	2,500	-	-	2,500
Value…………………………….	$ 25,125	$ -	$ -	$ 25,125

(1) The International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund commenced operations on July 29, 2011.
(2) The Core Equity Fund commenced operations on December 22, 2011.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 25,094,487	$ 40,737,087
High Income Fund	15,501,251	11,805,517
Total Return Fund	16,289,923	29,998,370
Growth of Income Fund	1,722,481	825,289
Strategic Value Fund	3,764,898	4,376,185
International Value Fund (1)	529,092	81,743
Large Cap Value Fund (1)	416,471	-
Global Capital Appreciation Fund (1)	2,565,776	-
Global Total Return Income Fund (1)	3,547,900	242,365
CP Core Equity Fund (2)	16,636,588	-

(1) For the period July 29, 2011 through December 31, 2011.
(2) For the period December 22, 2011 through December 31, 2011.

There were no governments securities purchased or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Strategic Value Fund during the six month period ended December 31, 2011 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	1,834	$ 435,875
Options written	2,309	442,327
Options covered	(653)	(137,979)
Options exercised	(918)	(227,391)
Options expired	(687)	(151,524)

Options outstanding end of period	1,885	$ 361,308

A summary of option contracts written by the Total Return Fund during the six month period ended December 31, 2011 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	5,747	$ 706,198
Options written	5,850	361,854
Options covered	(421)	(89,629)
Options exercised	(409)	(197,743)
Options expired	(6,383)	(507,997)

Options outstanding end of period	4,384	$ 272,683

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(4)

OPTIONS WRITTEN (Continued)

A summary of option contracts written by the International Value Fund during the period since inception from July 29, 2011 through December 31, 2011 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	13	4,816
Options covered	-	-
Options exercised	-	-
Options expired	-	-
	-	-
Options outstanding end of period	13	$ 4,816

A summary of option contracts written by the Global Capital Appreciation Fund during the period since inception from July 29, 2011 through December 31, 2011 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	689	84,333
Options covered	-	-
Options exercised	-	-
Options expired	-	-
	-	-
Options outstanding end of period	689	$ 84,333

* One option contract is equivalent to one hundred shares of common stock.

A summary of option contracts written by the Global Total Return Income Fund during the period since inception from July 29, 2011 through December 31, 2011 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	1,021	110,580
Options covered	-	-
Options exercised	-	-
Options expired	-	-
	-	-
Options outstanding end of period	1,021	$ 110,580

* One option contract is equivalent to one hundred shares of common stock.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and Strategic Value Fund and 1.00% of each of the High Income Fund, Total Return Fund, Growth of Income Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and CP Core Equity Fund, such fees to be computed daily based upon daily average net assets of the Funds. For the six month period ended December 31, 2011, management fees of $541,217, $599,377, $351,414, $44,741 and $27,539 were incurred by the Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value Fund, respectively; and, for the period from July 29, 2011 to December 31, 2011, management fees of $1,530, $1,560, $6,137 and $8,770 were incurred by the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund and Global Total Return Income Fund, respectively; and, for the period from December 22, 2011 to December 31, 2011, management fees of $69 were incurred by the Core Equity Fund, before the waiver and reimbursement described below, with $62,646, $80,713, $46,586 and $3,405, remaining payable at December 31, 2011 for the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively.  As of December 31, 2011, $2,693, $5,393, $5,236, $4,403, $2,542 and $1,582 was due from the Manager for the Strategic Value Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and CP Core Equity Fund, respectively.
The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) at 1.30% for Class A, Class C and Class I of the Value Fund's average daily net assets through October 31, 2012; at 1.30% for Class A and Class C of the Strategic Value Fund’s average daily net assets through October 31, 2012; at 1.20% for Class A and Class C of the High Income Fund’s average daily net assets through October 31, 2012; at 1.30% for Class A and Class C of the Total Return Fund’s average daily net assets through October 31, 2012; at 1.30% for Class A, Class C and Class I of the Growth of Income Fund’s average daily net assets through October 31, 2012; at 1.30%, voluntarily reduced to 0.75% on January 3, 2012 for Class A and Class C of the International Value Fund’s average daily net assets through October 31, 2012; at 1.20%, voluntarily reduced to 0.75% on January 3, 2012, for Class A and Class C of the Large Cap Value Fund’s average daily net assets through October 31, 2012; at 1.30% for Class A and Class C of the Global Capital Appreciation Fund’s average daily net assets through October 31, 2012; at 1.30% for Class A and Class C of the Global Total Return Income Fund’s average daily net assets through October 31, 2012; and, at 1.10% for Class A and Class C of the CP Core Equity Fund’s average daily net assets through October 31, 2012.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2011, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Value Fund	$ 100,492	$ -
High Income Fund	12,805	-
Total Return Fund	3,734	-
Growth of Income Fund	26,072	-
Strategic Value Fund	27,539	16,053
International Value Fund (1)	1,527	26,425
Large Cap Value Fund (1)	1,525	26,054
Global Capital Appreciation Fund (1)	6,137	21,180
Global Total Return Income Fund (1)	8,770	18,388
CP Core Equity Fund (2)	69	1,582

(1) For the period July 29, 2011 through December 31, 2011.
(2) For the period December 22, 2011 through December 31, 2011.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

As of December 31, 2011, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2012	2013	2014	2015
Value Fund	$ 69,504	$ 128,381	$ 196,208	$ 100,492
High Income Fund	58,099	71,289	27,223	12,805
Total Return Fund	56,043	61,864	3,640	3,734
Growth of Income Fund	-	31,536	45,792	26,072
Strategic Value Fund	-	-	52,013	43,592
International Value Fund (1)	-	-	-	27,952
Large Cap Value Fund (1)	-	-	-	27,579
Global Capital Appreciation Fund (1)	-	-	-	27,317
Global Total Return Income Fund (1)	-	-	-	27,158
CP Core Equity Fund (2)	-	-	-	1,651

A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the “Services Agreements”) with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the Services Agreements, Matrix provides day to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Trust, the Value Fund, Strategic Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund, Strategic Value Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and CP Core Equity Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses. For the six month period ended December 31, 2011, service fees including out-of-pocket expenses of $58,111, $72,604, $50,223, $6,711 and $4,538, were incurred for the Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value Fund, respectively, with $8,749, $12,228, $7,906, $1,241 and $788 remaining payable at December 31, 2011 for the Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value Fund.
For the period from July 29, 2011 to December 31, 2011, service fees including out-of-pocket expenses of $7,634, $7,634, $7,634 and $7,634 were incurred for the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, and Global Total Return Income Fund, respectively, with $3,560, $4,144, $4,157 and $4,163 remaining payable at December 31, 2011 for the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, and Global Total Return Income Fund, respectively. For the period from December 22, 2011 to December 31, 2011, service fees including out-of-pocket expenses of $394 were incurred for the CP Core Equity Fund and $394 remaining payable at December 31, 2011 for the CP Core Equity Fund.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds. For these services Matrix will receive a $7,000 per year base fee per Fund. For the six month period ended December 31, 2011, Matrix earned compliance fees of $3,529, $3,529, $3,529, $3,529 and $3,529, for the Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value Fund, respectively, with $612, $612, $612, $612 and, $612, remaining payable at December 31, 2011 for the Value Fund, High Income Fund, Total Return Fund, Growth of Income Fund and Strategic Value Fund, respectively. For the period from July 29, 2011 to December 31, 2011, Matrix earned compliance fees of $2,973, $2,973, $2,973 and $2,973 for the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund and Global Total Return Income Fund, with $1,223, $639, $233 and $232 remaining payable at December 31, 2011. For the period from December 22, 2011 to December 31, 2011, Matrix earned compliance fees of $153 for the CP Core Equity Fund, with $153 remaining payable at December 31, 2011.

Matrix also acts as Distributor of the Funds’ shares. For the period ended December 31, 2011, Matrix received no commissions from the sale of Class A shares. Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund, Growth of Income Fund, Strategic Value Fund and International Funds’ portfolio investments. For those services, Matrix received $19,045, $1,786, $433 and $350 from the Value Fund, Growth of Income Fund, Strategic Value Fund and International Value Fund, respectively, of brokerage commissions for the period ended December 31, 2011.

Certain officers of the Funds are officers and/or employees of Matrix.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. The Manager reimburses the Distributor for this expense and recoups the expense during the first year as it receives 12b-1 payments.

The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the period ended December 31, 2011, the 12b-1 expenses accrued by the Funds were as follows:

12b-1 Fees
Fund	Class A	Class C

Value Fund	$ 88,177	$ 70,759
High Income Fund	117,707	128,551
Total Return Fund	51,056	147,189
Growth of Income Fund	9,301	479
Strategic Value Fund	5,235	1,093
International Value Fund (1)	373	40
Large Cap Value Fund (1)	390	4
Global Capital Appreciation Fund (1)	1,423	444
Global Total Return Income Fund (1)	1,999	774
CP Core Equity Fund (2)	129	6

(1) For the period July 29, 2011 through December 31, 2011.
(2) For the period December 22, 2011 through December 31, 2011.

CCA has informed the Trust that for the six month period ended December 31, 2011; it received underwriter concessions from certain sales of the Funds’ Class A shares of $7,899, $23,358, $5,730, $225 and $1,859 from the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, Strategic Value Fund respectively. For the period from July 29, 2011 to December 31, 2011 it received underwriter concessions from certain sales of the Funds’ Class A shares of $0, $0, $3,778 and $7,297 from the International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund and Global Total Return Income Fund, respectively. For the period from December 22, 2011 to December 31, 2011 it received underwriter concessions from certain sales of the Funds’ Class A shares of $0 from the CP Core Equity Fund.

(1)

TAX MATTERS

(2)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value Fund	$ 94,720,950	$ 2,739,419	$ (23,503,025)	$ (20,763,606)
High Income Fund	128,420,458	1,463,084	(11,646,189)	(10,183,105)
Total Return Fund *	73,500,049	710,775	(13,652,718)	(12,941,943)
Growth of Income Fund	9,088,687	1,007,242	(280,196)	727,046
Strategic Value Fund *	4,799,651	193,759	(672,952)	(479,193)
International Value Fund *	449,222	5,489	(58,473)	(52,984)
Large Cap Value Fund	427,107	19,751	(21,737)	(1,986)
Global Capital Appreciation Fund *	2,913,871	120,783	(139,401)	(18,618)
Global Total Return Income Fund *	3,555,208	130,614	(103,651)	26,963
CP Core Equity Fund	33,467,696	18,137	(41,755)	(23,618)

* Figures are net of premiums on written call options.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

(6)

TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

					Post-October
	Unrealized	Undistributed	Undistributed		Losses & Other	Total
	Appreciation	Ordinary	Capital	Capital Loss	Timing	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Differences	Earnings
Value Fund	$ (7,493,019)	$ 1,805,549	$ 287,893	$ (257,132)	$ (87,032)	$ (5,743,741)
High Income Fund	305,362	1,244,363	2,573,195	-	-	4,122,920
Total Return Fund	(4,061,839)	1,712,163	-	-	(11,211)	(2,360,887)
Growth of Income Fund	862,386	28,654	27,127	-	-	918,167
Strategic Value Fund	47,952	145,856	-	-	-	193,808

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of PFIC mark to market income, income on contingent convertible bonds, flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales. Following the March 27, 2009 acquisition by the Value Fund of the Roanoke Small-Cap Growth Fund, the Value Fund acquired all capital loss carryforwards available to the Roanoke Small-Cap Growth Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $51,421 in a given year.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders. The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2011, the capital loss carryforwards for the Funds were as follows:

	Capital Loss Carryforwards Expiring		Post-October Losses

Fund	2017	Total	Deferred	Utilized	PFIC Deferred
Value Fund	$257,132	$257,132	$ 71,202	$ -	$ 15,830
Total Return Fund	-	-	-	7,279	-

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. These reclassifications were primarily attributable to net investment losses and permanent book/tax differences. As of June 30, 2011, the Value Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	Undistributed/ Accumulated	Accumulated
	Net Investment	Net Realized
Fund	Income (Loss)	Gain (Loss)	Paid in Capital
Value Fund	$ 543,683	$ (543,683)	$ -
High Income Fund	404,467	(404,467)	-
Total Return Fund	21,994	(21,994)	-
Strategic Value Fund	2,543	(2,543)	-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(6)

TAX MATTERS (continued)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws. The tax character of dividends and distributions paid during the fiscal period ended June 30, 2011 and for the period ended December 31, 2011 were as follows:

Fund	Ordinary Income			Long-Term Capital Gain
	Period Ended	Fiscal Year Ended		Period Ended	Fiscal Year Ended
	December 31, 2011	June 30, 2011		December 31, 2011	June 30, 2011
Value Fund	$ 1,805,551	$ -		$ 287,890	$ 601,210
High Income Fund	6,322,591	9,715,522		4,578,106	2,712,626
Total Return Fund	4,612,512	3,088,702		-	-
Growth of Income Fund	114,162	70,233		27,263	-
Strategic Value Fund	374,600	2,124	(1)	16,469	-
International Value Fund (2)	3,718	-		-	-
Large Cap Value Fund (2)	2,851	-		-	-
Global Capital Appreciation Fund(2)	1,563	-		-	-
Global Total Return Income Fund (2)	9,975	-		-	-
CP Core Equity Fund (3)	-	-		-	-
(1)For the period October 28, 2010 through June 30, 2011.
(2)For the period July 29, 2011 through December 31, 2011.
(3)For the period December 22, 2011 through December 31, 2011.

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2011, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Ownership	Value Fund	Strategic Value Fund		High Income Fund		Total Return Fund
	Class C	Class A	Class C	Class A	Class C	Class A	Class C
American Enterprise	-	-	27%	-	-	-	-
First Clearing, LLC	31%	-	-	-	38%	-	60%
LPL Financial Corp.	-	26%	-	31%	-	27%	-
Stifel Nicolaus & Co	-	-	31%	-	-	-	-

Ownership	Growth of Income Fund		International Value Fund		Large Cap Value Fund
	Class A	Class C	Class A	Class C	Class A	Class C
Catalyst Capital Advisors LLC	-	-	-	-	-	100%
Individual Investor	-	-	40%	-	39%	-
Pershing LLC	-	26%	-	-	-	-
Reliance Trust Co.	52%	-	-	-	-	-
Raymond James & Assoc.	-	-	-	58%	-	-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(8)

BENEFICIAL OWNERSHIP (continued)

Ownership	Global Capital Appreciation Fund		Global Total Return Income Fund		Core Equity Fund
	Class A	Class C	Class A	Class C	Class A	Class C
American Enterprise	36%	68%	29%	-	-	-
Charles Schwab & Co., Inc.	-	-	-	-	100%	-
Cookson, Peirce & Co., Inc.	-	-	-	-	-	100%
Individual Investor	-	-	-	39%	-	-
Pershing LLC	-	-	-	29%		-

(9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(10)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

(11)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

In December 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing were effective for the May 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the May 31, 2012 taxable year.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Renewal of Sub-Advisory Agreement for the Catalyst/Groesbeck Growth of Income Fund

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on August 30, 2011, the Board considered the renewal of the Sub-Advisory Agreement for the Catalyst/Groesbeck Growth of Income Fund (for purposes of this section, the “Fund”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Groesbeck Investment Management Corporation (“Groesbeck”).  The Trustees reviewed a report prepared by Groesbeck setting forth, and Groesbeck’s responses to, a series of questions regarding, among other things, Groesbeck’s services to the Fund, comparative fee information and Groesbeck’s profitability from the services it renders to the Fund.  The Trustees noted that Groesbeck is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by Groesbeck to the Fund, the Trustees reviewed Groesbeck’s Form ADV, Parts 1 and 2, which provided an overview of the services provided by Groesbeck, as well as information on the corporate structure, officers, owners and compliance record of Groesbeck.  The Trustees considered the scope of the services provided by Groesbeck and the investment experience of its portfolio managers for the Fund.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Sub-Advisory Agreement.

As to the performance of the Fund, the Board noted that the Fund had outperformed the S&P 500 Index for the 3-month and 1-year periods ended July 31, 2011, although it trailed for the period since the Fund’s inception.  The Trustees agreed that the Fund’s performance was acceptable.

As to the costs of the services provided and the profits realized by Groesbeck, the Trustees reviewed Groesbeck’s analysis of its profitability and its financial condition, including a balance sheet and income statement.   Based on their review, the Trustees concluded that they were satisfied that Groesbeck’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by Catalyst to Groesbeck and compared that fee to the management fees charged by Groesbeck to its other clients.  The Trustees concluded that the Fund’s management fee was reasonable.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Sub-Advisory Agreement between Catalyst and Groesbeck is in the best interests of the Fund and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Approval of Management Agreement with Catalyst Capital Advisors, LLC and Sub-Advisory Agreement with Managed Asset Portfolios, LLC

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the "Trust") on May 23, 2011, the Board considered the approval of the Management Agreement between Catalyst Capital Advisors, LLC (“CCA”) and the Trust on behalf of the Catalyst International Value Fund (the “International Fund”), Catalyst Large Cap Value Fund (the “Large Cap Fund”), Catalyst/MAP Global Capital Appreciation Fund (the “Capital Appreciation Fund”) and Catalyst/MAP Global Total Return Income Fund (the “Total Return Fund”) (each a “New Fund” and collectively, the “New Funds”).  The Board also considered the approval of the Sub-Advisory Agreement between CCA and Managed Asset Portfolios, LLC (“MAP”) with respect to the Capital Appreciation Fund and Total Return Fund (together, the “New MAP Funds”).

In connection with their deliberations regarding the approval of the Management Agreement with CCA, the Trustees reviewed a report prepared by CCA setting forth, and CCA’s responses to, a series of questions regarding, among other things, the investment performance of CCA’s advised funds, CCA’s proposed services to the New Funds, comparative information regarding the New Funds’ proposed fees and expenses, and CCA’s anticipated profitability from managing the New Funds.  The Trustees noted that CCA will receive the benefit of 12b-1 fees.

Because the New Funds had not yet commenced operations, the Trustees could not consider the investment performance of the New Funds.  However, as to the investment performance of CCA, the Trustees considered the investment performance of other series of the Trust advised by CCA.  Based upon their review, the Trustees concluded that the Adviser’s performance was satisfactory.

As to CCA’s business and qualifications of its personnel, the Trustees examined a copy of CCA’s registration statement on Form ADV and discussed, in particular, the experience of the proposed portfolio managers for the Large Cap Fund and International Fund.    The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the New Funds.

As to the nature, extent, and quality of the services to be provided by CCA to the New Funds, the Trustees considered CCA’s duties under the terms of the Management Agreement.  A representative of the adviser reviewed the history of the firm and the firm’s investment philosophy.  Following discussion, the Trustees concluded that were satisfied with the nature, extent and quality of the services to be provided to the New Funds under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by CCA, the Trustees reviewed CCA’s estimates of profitability and its financial condition.  The Trustees noted that CCA did not anticipate earning a profit on its services to the New Funds in the short-term until sufficient assets were invested in the New Funds.  Based on their review, the Trustees concluded that they were satisfied that CCA’s expected level of profitability from its relationship with the New Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees to be paid by the New Funds and compared those fees to management fees paid by funds in a relevant peer groups.  The Trustees also compared the total expense ratios of the New Funds with the expense ratios of the funds in the peer groups.  The Trustees noted that for each New Fund, CCA had selected peer groups of funds with a similar strategy, in the same Morningstar category and in fund families of a similar size relative to the Funds.

With respect to the Large Cap Fund (the “Fund” for this paragraph only), the Trustees noted that the Fund’s contractual management fee of 1.00% was at the high end of the peer group, but in line with certain funds in the peer group.  They also noted that the Fund’s expense ratio was higher than the average for funds in the Morningstar Large Cap Value category.  The Board further noted that the Fund’s proposed expense ratio was higher than the average ratio for the peer group, but lower than certain funds in the peer group.

With respect to the International Fund (the “Fund” for this paragraph only), the Trustees noted that the Fund’s contractual management fee of 1.00% was at the high end of the peer group, but in line with the median for the peer group.  They also noted that the Fund’s expense ratio was slightly below the average ratio for funds in the peer group and above the average ratio for all funds in the Morningstar World Stock category.

With respect to the Total Return Fund (the “Fund” for this paragraph only), the Trustees noted that the Fund’s contractual management fee of 1.00% was at the high end of the peer group, but in line with or lower than certain funds in the peer group.  They also noted that the Fund’s expense ratio was at the high end of the peer group, but in line with or lower than certain funds in the peer group.  They also noted that the Fund’s proposed expense ratio was higher than the average ratio for all funds in the World Allocation category.  The Trustees further noted that the higher fees and expenses of the Fund were in part due to the complex nature of the Fund’s strategy.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Approval of Management Agreement with Catalyst Capital Advisors, LLC and Sub-Advisory Agreement with Managed Asset Portfolios, LLC (continued)

With respect to the Capital Appreciation Fund (the “Fund” for this paragraph only), the Trustees noted that the Fund’s contractual management fee of 1.00% was at the high end of the peer group, but in line with certain funds in the peer group.  They also noted that the Fund’s expense ratio was slightly below the average ratio for funds in the peer group and above the average ratio for all funds in the Morningstar World Stock category.

The Board noted that the fees for each of the New Funds do not reflect the significant amount of administrative services that CCA will provide to the Funds at no additional charge. The Board also considered the fees charged by CCA to the other CCA-advised series of the Trust, which were between 1.00% and 1.25% of the respective fund’s net assets.  The Trustees also considered CCA’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  The Trustees agreed that the management fees were reasonable based on the strategy for each New Fund, the nature and extent of the services the New Funds would receive from CCA and the significant administrative services to be provided by CCA.

As to economies of scale, the Trustees noted that the Management Agreement between the Trust and CCA does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for CCA to share the economies of scale with the New Funds and their shareholders if a New Fund experiences a substantial growth in assets.  However, the Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

In connection with their deliberations regarding approval of the Sub-Advisory Agreement between CCA and MAP, the Trustees reviewed a report prepared by MAP setting forth, and MAP’s responses to, a series of questions regarding, among other things, the investment performance of separate accounts managed by MAP with strategies similar to those of the respective New MAP Funds, MAP’s proposed services to the New MAP Funds, information regarding the New MAP Funds’ proposed sub-advisory fees, and MAP’s anticipated profitability from managing the New MAP Funds.  The Trustees noted that MAP will receive the benefit of 12b-1 fees.

Because the New MAP Funds had not yet commenced operations, the Trustees could not consider the investment performance of the New MAP Funds.  However, as to the investment performance of MAP, the Trustees did consider the investment performance of separate accounts managed by MAP with strategies similar to those of the respective New MAP Funds.  Based upon their review, the Trustees concluded that the Adviser’s performance was satisfactory.

As to MAP’s business and qualifications of its personnel, the Trustees examined a copy of MAP’s registration statement on Form ADV and discussed, in particular, the experience of its proposed co-portfolio managers for the New MAP Funds.  The Trustees also referred to the draft Prospectus and Statement of Additional Information for the New MAP Funds.

As to the nature, extent, and quality of the services to be provided by MAP to the New MAP Funds, the Trustees considered MAP’s duties under the terms of the Sub-Advisory Agreement.  A representative of the adviser reviewed the history of the firm and the firm’s investment philosophy.  Following discussion, the Trustees concluded that were satisfied with the nature, extent and quality of the services to be provided to the New MAP Funds under the proposed Sub-Advisory Agreement.

As to the costs of the services to be provided and the profits to be realized by MAP, the Trustees reviewed MAP’s estimates of profitability and its financial condition.  Based on their review, the Trustees concluded that they were satisfied that MAP’s expected level of profitability from its relationship with the New MAP Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the sub-advisory fees to be paid by the New MAP Funds and compared those fees to management fees paid by MAP’s separate accounts pursuing similar strategies as each of the New MAP Funds.  The Trustees noted that CCA would pay MAP a portion of the management fee for each New MAP Fund and approval of the Sub-Advisory Agreement would not increase the fees paid by shareholders of the New MAP Funds.  Following discussion, the Trustees concluded that each New MAP Fund’s proposed sub-advisory fee was acceptable in light of the quality of services each New Fund expects to receive from MAP and the level of fees paid by MAP’s separate accounts.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement and Sub-Advisory Agreements was in the best interests of the New Funds’ shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Approval of Management Agreement with Catalyst Capital Advisors LLC and Sub-Advisory Agreement with Cookson, Peirce & Co., Inc.

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on November  29, 2011, the Board considered the approval of the Management Agreement between Catalyst Capital Advisers LLC (“Catalyst”) and the Trust on behalf of the Catalyst CP Core Equity Fund (the “New Fund”), and approval of the Sub-Advisory Agreement for the New Fund between Catalyst and Cookson, Peirce & Co., Inc. (“CP”) for the New Fund.  In connection with their deliberations, the Trustees reviewed reports prepared by Catalyst and CP, respectively, setting forth, and each firm’s respective responses to, a series of questions regarding, among other things, each firm’s past investment performance, proposed services to the New Fund, comparative information regarding the New Fund’s proposed fees and expenses, and each firm’s anticipated profitability from managing and sub-advising, respectively, the New Fund.  The Trustees noted that each adviser will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of Catalyst and CP, the Trustees examined a copy of each firm’s registration statement on Form ADV and discussed, in particular, the experience of each firm’s fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the New Fund.  The Trustees considered each firm’s duties under the terms of the respective Management Agreement or Sub-Advisory Agreement.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the New Fund under the Management Agreement and Sub-Advisory Agreement.

Because the New Fund had not yet commenced operations, the Trustees could not consider the investment performance of the New Fund.  With respect to Catalyst, the Board considered the performance of other series of the Trust that Catalyst advises.  With respect to CP, the Board considered the performance since 2005 of another mutual fund managed by the adviser.  Based upon their review, the Trustees concluded that Catalyst and CP each has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by each firm, the Trustees reviewed each firm’s estimates of its respective profitability and financial information about the firm.  The Trustees also considered that Catalyst had agreed to waive fees or reimburse expenses to the extent that the New Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that Catalyst’s and CP’s respective expected level of profitability from each firm’s relationship with the New Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the New Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the New Fund with the expense ratios of the funds in its peer group.  The Board noted that the New Fund would pay Catalyst an advisory fee of 1.00% of the New Fund’s average daily net assets and noted that Catalyst had agreed to pay CP 100% of the advisory fees for assets that are attributable to CP’s clients because CP would be handling all client services and relationships related to those investors.  The Board noted that the New Fund’s proposed management fee was above the average for funds in the applicable peer group, but in line with or lower than certain funds in the peer group.  The Board also noted that the New Fund’s proposed expense ratio was in line with or lower than the average for funds in its peer group.  Following the discussion, the Trustees concluded that the New Fund’s proposed management fee and its sub-advisory fee were acceptable in light of the quality of services the New Fund expects to receive from Catalyst and CP, respectively, and the level of fees paid by funds in the New Fund’s peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the New Fund Adviser to share the economies of scale with its shareholders if the New Fund experiences a substantial growth in assets.  However, the Trustees recognized that management agreements do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of each of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

Remuneration Paid to Trustees and Officers

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the six month period ended December 31, 2011. The Trust has no retirement or pension plans.

Name of Trustee 1	Aggregate Compensation From the Catalyst Value Fund	Aggregate Compensation From the Catalyst Strategic Value Fund2	Aggregate Compensation From the Catalyst/SMH High Income Fund	Aggregate Compensation From the Catalyst/SMH Total Return Income Fund	Aggregate Compensation From the Catalyst/Groesbeck Growth of Income Fund
Independent Trustees
Tobais Caldwell	$579	$578	$578	$578	$578
Tiberiu Weisz	$500	$500	$500	$500	$500
Bert Pariser	$500	$500	$500	$500	$500
Interested Trustees
Jerry Szilagyi	None	None	None	None	None

Name of Trustee 1	Aggregate Compensation From the Catalyst International Value Fund2	Aggregate Compensation From the Catalyst Large Cap Value Fund2	Aggregate Compensation From the Catalyst/MAP Global Capital Appreciation Fund2	Aggregate Compensation From the Catalyst/MAP Total Return Income Fund2	Aggregate Compensation From the Catalyst/CP Core Equity Fund3	Total Compensation From the Catalyst Funds
Independent Trustees
Tobais Caldwell	$284	$284	$284	$284	$ -	$4,027
Tiberiu Weisz	$250	$250	$250	$250	$ -	$3,500
Bert Pariser	$250	$250	$250	$250	$ -	$3,500
Interested Trustees
Jerry Szilagyi	None	None	None	None	None	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

2 Figures are for the period since inception from July 29, 2011 through December 31, 2011.

3 Figures are for the period since inception from December 22, 2011 through December 31, 2011.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY 11743

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2011 and are subject to change.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

December 31, 2011 (Unaudited)

     SEMI-ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2011 were as follows:
Day Hagan Tactical Allocation Fund of ETFs Class A, gross of fee waivers or expense reimbursements	2.26%
Day Hagan Tactical Allocation Fund of ETFs Class A, after waiver and reimbursement	1.83%
Day Hagan Tactical Allocation Fund of ETFs Class C, gross of fee waivers or expense reimbursements	3.01%
Day Hagan Tactical Allocation Fund of ETFs Class C, after waiver and reimbursement	2.58%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.35% through October 31, 2012. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2011 were 2.09% and 2.84% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2011.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

December 31, 2011 (Unaudited)

           SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at 07/01/11 and held for the entire period of 07/01/11 through 12/31/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/11). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/11 through 12/31/11.
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period*
Day Hagan Tactical Allocation Fund of ETFs Class A (-6.44%)	$ 1,000.00	$ 935.60	$ 7.78
Day Hagan Tactical Allocation Fund of ETFs Class C (-6.83%)	$ 1,000.00	$ 931.70	$ 11.41

*Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period**
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 1,000.00	$ 1,017.10	$ 8.11
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 1,000.00	$ 1,013.30	$ 11.89

**Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and
Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-329-4246. Please read it carefully before you invest or send money.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS - December 31, 2011 (unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 93.19%
Debt Funds – 6.06%
iShares Barclays Aggregate Bond Fund	8,876	$ 978,579
		978,579

Equity Funds – 87.13%
iShares MSCI Emerging Markets Index Fund	48,399	1,836,258
iShares Russell 1000 Growth Index Fund	105,139	6,075,983
iShares Russell 1000 Value Index Fund (a)	34,639	2,198,884
iShares Russell 2000 Growth Index Fund	31,189	2,627,049
iShares Russell 2000 Value Index Fund	17,863	1,172,527
Vanguard Pacific ETF	3,561	169,468
		14,080,169

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,649,346)		15,058,748

SHORT-TERM INVESTMENTS – 15.44%
Fidelity Institutional Money Market Portfolio – 0.23% (b) (c)	2,495,984	2,495,984
TOTAL SHORT-TERM INVESTMENTS (Cost $2,495,984)		2,495,984

Total Investments (Cost $17,145,330) – 108.63%		$ 17,554,732

Liabilities in Excess of Other Assets, Net – 8.63%		(1,394,078)

Net Assets - 100%		$ 16,160,654

(a)

All or a portion of the security is out on loan at December 31, 2011.  Total loaned securities had market value of $1,263,252 at December 31, 2011.

(b)

Rate shown represents the rate at December 31, 2011 and is subject to change and resets daily.

(c)

All or a portion of the security is segregated as collateral for securities on loan at December 31, 2011.  Total collateral had a market value of $1,294,606 at December 31, 2011.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)

Assets:
Investments in securities, at value	$17,554,732
Receivables:
Capital shares sold	10,000
Dividend	246
Interest	702
Prepaid expenses	11,529
Total assets	17,577,209

Liabilities:
Payables: Securities Loan Payable	1,294,606
Distribution payable	60,762
Distribution fees	31,944
Due to Manager	6,848
Due to administrators or related parties	7,369
Other liabilities and accrued expenses	15,026
Total liabilities	1,416,555
Net Assets	$16,160,654

Net Assets consist of:
Paid-in capital	$17,347,056
Accumulated net realized loss on investments	(1,611,872)
Undistributed net investment income	16,068
Net unrealized appreciation on investments	409,402

Total Net Assets	$16,160,654

Investments in securities, at cost	$17,145,330

Class A shares:
Net assets	$15,943,225
Shares of beneficial interest outstanding (1)	1,668,887
Net asset value price per share	$9.55
Maximum offering price per share (2)	$10.13
Minimum redemption price per share (3) (4)	$9.26

Class C shares:
Net assets	$217,429
Shares of beneficial interest outstanding (1)	23,109
Net asset value and offering price per share	$9.41
Minimum redemption price per share (4)	$9.22

(1) Unlimited number of shares of beneficial interest authorized, no par value.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 2.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Six Month
Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends	$ 148,057
Security lending income	1,109
Interest	488
Total investment income	149,654

Expenses:
Management fees (Note 5)	82,766
Distribution and/or service (12b-1) fees - Class A	20,432
Distribution and/or service (12b-1) fees - Class C	1,039
Administrators and related parties fees and expenses	34,187
Audit fees	6,554
Registration fees	6,234
Compliance officer compensation	6,050
Networking fees	4,364
Miscellaneous	3,038
Legal fees	3,025
Custody fees	2,521
Trustees’ fees	2,105
Pricing fees	554
Printing fees	504
Total expenses	173,373
Less: fees waived and expenses absorbed (Note 5)	(39,787)
Net expenses	133,586

Net investment income	16,068

Realized and unrealized gain (loss) on investments and options written:
Net realized loss on investments (excluding options written)	(1,578,443)
Net realized loss on options written	(21,601)
Net change in unrealized appreciation on investments	401,026
Net realized and unrealized loss on investments and options written	(1,199,018)

Net decrease in net assets resulting from operations	$ (1,182,950)

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month	For the
	Period Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 16,068	$ 29,052
Net realized gain (loss) on investments and options written	(1,600,044)	1,458,016
Net unrealized appreciation on investments	401,026	563,466
Net increase (decrease) in net assets resulting from operations	(1,182,950)	2,050,534

Distributions to shareholders from:
Net investment income - Class A	(22,503)	(6,549)
Net realized capital gain - Class A	(1,432,723)	(193,082)
Net realized capital gain - Class C	(19,778)	(2,676)
Total distributions to shareholders	(1,475,004)	(202,307)

Increase in net assets from capital share
transactions (Note 2)	1,056,502	3,021,232

Total increase (decrease) in net assets	(1,601,452)	4,869,459

Net Assets:
Beginning of period	17,762,106	12,892,647
End of period	$ 16,160,654	$ 17,762,106
Undistributed net investment income	$ 16,068	$ 22,503

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

				Class A
		For the
		Six Month		For the		For the
		Period Ended		Year Ended		Period Ended
		December 31, 2011		June 30, 2011		June 30, 2010 (1)
		(Unaudited)

Net Asset Value, Beginning of Period		$ 11.23		$ 9.89		$ 10.00

Investment Operations:
	Net investment income (loss)	(0.01)		0.02		-	(a)
	Net realized and unrealized gain (loss) on
	investments	(0.72)		1.46		(0.09)
	Total from investment operations	(0.73)		1.48		(0.09)

Distributions from:
	Net investment income	(0.01)		-	(b)	(0.03)
	Net realized capital loss	(0.94)		(0.14)		-
	Total distributions	(0.95)		(0.14)		(0.03)

Paid in Capital from Redemption Fees		-	(c)	-	(c)	0.01

Net Asset Value, End of Period		$ 9.55		$ 11.23		$ 9.89

Total Return (d)		(6.44) %		15.00%		(0.80)%

Ratios/Supplemental Data:
	Net assets, end of period (in 000’s)	$ 15,943		$ 17,541		$ 12,735

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed (e)	2.09%	(f)	2.03%		2.36%	(f)
	After fees waived and expenses absorbed (e)	1.60%	(f)	1.60%		1.60%	(f)

Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed (e)	(0.28)%	(f)	(0.24)%		(0.90)%	(f)
	After fees waived and expenses absorbed (e)	0.21%	(f)	0.19%		(0.14)%	(f)

	Portfolio turnover rate	158.36%	(g)	231.68%		148.23%	(g)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(a)	Net investment loss was less than $0.01 per share.
(b)	Net investment income distribution was less than $0.01 per share.
(c)	Redemptions fees resulted in less than $0.01 per share.
(d)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	These ratios exclude the impact of the expenses of the underlying securities.
(f)	Annualized.
(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS		SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

	Class C
	For the
	Six Month		For the	For the
	Period Ended		Year Ended	Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.11		$ 9.85	$ 10.00

Investment Operations:
Net investment income (loss)	0.02		(0.05)	(0.01)
Net realized and unrealized gain (loss) on
investments	(0.78)		1.45	(0.12)
Total from investment operations	(0.76)		1.40	(0.13)

Distributions from:
Net investment income	-		-	(0.02)
Net realized capital gains	(0.94)		(0.14)	-
Total distributions	(0.94)		(0.14)	(0.02)

Net Asset Value, End of Period	$ 9.41		$ 11.11	$ 9.85

Total Return (a)	(6.83)%		14.20%	(1.33)%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$ 217		$ 222	$ 157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.84%	(c)	2.78%	3.11%	(c)
After fees waived and expenses absorbed (b)	2.35%	(c)	2.35%	2.35%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (b)	(1.03)%	(c)	(0.93)%	(1.66)%	(c)
After fees waived and expenses absorbed (b)	(0.54)%	(c)	(0.50)%	(0.89)%	(c)

Portfolio turnover rate	158.36%	(d)	231.68%	148.23%	(d)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d) Not Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

 SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-four series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs
(the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2011:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 15,058,748	$ -	$ 15,058,748
Short-Term Investments	-	2,495,984	2,495,984
Total	$ 15,058,748	$ 2,495,984	$ 17,554,732

(a) As of and during the six month period ended December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the statement of operations for the six month period ended December 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of loss on Derivatives recognized in income	Loss on Derivatives recognized in income
Call options written	Net realized loss on options written	$ (21,601)
Call options purchased	Net realized loss on investments	(58,600)

Total		$ (80,201)

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

 SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six month period ended December 31, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2011, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six month period ended December 31, 2011, there were redemption fees of $4 paid to the Fund and there were no CDSC fees paid to the Manager.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
December 31, 2011
Class A
Shares……………………………	100,638	(139,039)	146,017	107,616
Value…………………………….	$ 1,083,844	$ (1,451,750)	$ 1,394,464	$ 1,026,558
Class C
Shares……………………………	5,023	(3,968)	2,102	3,157
Value…………………………….	$ 51,200	$ (41,034)	$ 19,778	$ 29,944

(1) The redeemed amounts are net of redemption fees withheld by the Fund of $4 for Class A.

				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year ended:
June 30, 2011
Class A
Shares……………………………	419,849	(162,944)	17,151	274,056
Value…………………………….	$ 4,557,644	$ (1,767,258)	$ 188,666	$ 2,979,052
Class C
Shares……………………………	3,745	-	245	3,990
Value…………………………….	$ 39,505	$ -	$ 2,675	$ 42,180

(1) The redeemed amounts are net of redemption fees withheld by the Fund of $194 for Class A.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 22,463,037	$ 18,723,225

There were no government securities purchased or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the six month period ended December 31, 2011 were as follows:

Call Options
	Number of Options *	Premiums *
Options outstanding at beginning of period	-	$ -
Options written	300	66,199
Options covered	(300)	(66,199)
Options exercised	-	-
Options expired	-	-

Options outstanding at end of period	-	$ -

(4)

OPTIONS WRITTENS (Continued)

Put Options
	Number of Options *	Premiums *
Options outstanding at beginning of period	-	$ -
Options written	310	32,239
Options covered	-
Options exercised	(310)	(32,239)
Options expired	-	-

Options outstanding at end of period	-	$ -

* One option contract is equivalent to one hundred shares of common stock.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement
(the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six month period ended December 31, 2011, management fees of $82,766 were incurred by the Fund, before the waiver and reimbursement described below, with $6,848 remaining payable to the Manager at December 31, 2011.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund’s average daily net assets through October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended December 31, 2011, the Manager waived management fees of $39,787. As of December 31, 2011, the Manager may recapture $52,191 of waived management fees no later than June 30, 2013 and $67,901 no later than June 30, 2014.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $10,797 for such fees, with $1,807 remaining payable at December 31, 2011.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  The Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $23,390 in service fees, including out-of-pocket expenses, with $4,562 remaining payable at December 31, 2011.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a $12,000 per year base fee. For the six month period ended December 31, 2011, Matrix earned compliance fees of $6,050, with $1,000 remaining payable at December 31, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time. For the six month period ended December 31, 2011, Matrix received no commissions from the sale of Class A shares.

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Certain officers of the Fund are officers and/or employees of Matrix. A Trustee of the Trust is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six month period ended December 31, 2011, Day Hagan received $184 in underwriter concessions from the sale of shares of the Funds.

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 17,489,257	$ 434,531	$ (369,056)	$ 65,475

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed		Post-October	Total
Unrealized	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Depreciation	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
$ (3,452)	$ 1,426,205	$ 48,799	$ -	$ -	$ 1,471,552

The undistributed ordinary income and capital gains, shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of wash sales.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the six month period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gains
$ 1,426,204	$ 48,800

The tax character of dividends paid during the year ended June 30, 2011 were as follows:

Ordinary Income
$ 202,307

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Manager determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of December 31, 2011, 15.44% of the Fund’s net assets were invested in Fidelity.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

 SEMI-ANNUAL REPORT

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

 (9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(10)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

(11)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

 SEMI-ANNUAL REPORT

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Renewal of Management Agreement with Day Hagan Asset Management

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on August 30, 2011, the Board considered the renewal of the Management Agreement between Day Hagan Asset Management (“Day Hagan”) and the Trust on behalf of the Day Hagan Tactical Allocation Fund of ETFs (for purposes of this section, the “Fund”).  The Trustees reviewed Day Hagan’s responses to a series of questions regarding, among other things, the investment performance of the Fund for the 1-year period ended June 30, 2011, Day Hagan’s services to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund.  The Trustees noted that Day Hagan is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  However, they also noted that Day Hagan receives the benefit of 12b-1 fees that are used to promote the sale of Fund shares.

As to the nature, extent and quality of the services provided by Day Hagan to the Fund, the Trustees reviewed Day Hagan’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Day Hagan.  The Board considered Day Hagan’s duties under the terms of the Management Agreement.  The Trustees noted that Day Hagan had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees considered the investment experience of the its portfolio managers for the Fund, as well as the quality of the administrative services provided by Day Hagan.  The Trustees noted that Day Hagan has been the adviser to the Fund since its inception.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement.

As to the Fund’s performance, the Board referred to the report from Day Hagan, which contained Morningstar performance returns as of June 30, 2011 for Class A shares of the Fund, as well as comparative data with the Fund’s respective peer group, composed of funds in the Morningstar World Allocation category.  The Board also considered the performance data as of June 30, 2011 in the Fund’s annual report.  The Board noted that the Fund underperformed its benchmark index—which reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component—for the 1-year and since inception periods.  However, the Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the adviser’s performance.  As a result, the Board concluded that it would continue to monitor the Fund’s performance and that it was acceptable.

As to the costs of the services to be provided and the profits to be realized by Day Hagan, the Trustees reviewed Day Hagan’s analysis of its profitability and its financial condition, and noted that Day Hagan is participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that Day Hagan’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by the Fund and compared them to management fees paid by funds in its peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in its peer group.  The Trustees noted that the Fund’s management fee was higher than the average for its peers, but lower than certain funds in the peer group. They also considered the management fees charged by the adviser for managing its separate accounts.  The Board also noted that the Fund’s net expense ratio was above the average for its peer group. The Trustees concluded that the Fund’s management fee was reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Day Hagan to share its economies of scale with the Funds, and their respective shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Day Hagan could realize any economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Day Hagan is in the best interests of the Fund and its shareholders.

Additional Information (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the six month period ended December 31, 2011.

Name of Trustee1	Aggregate Compensation From the Day Hagan Tactical Allocation Fund of ETFs	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Day Hagan Tactical Allocation Fund of ETFs Paid to Trustees
Independent Trustees
Tobais Caldwell	$578	Not Applicable	Not Applicable	$578
Tiberiu Weisz	$500	Not Applicable	Not Applicable	$500
Bert Pariser	$500	Not Applicable	Not Applicable	$500
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the twenty-four portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

14th Floor

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

SEMI-ANNUAL REPORT

Eventide Gilead Fund

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

 EVENTIDE GILEAD FUND

December 31, 2011 (Unaudited)

         SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/11 through 12/31/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/11 through 12/31/11
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class (-11.74%)	$ 1,000.00	$ 882.60	$ 7.76
Eventide Gilead Fund Class A (-11.81%)	$ 1,000.00	$ 881.90	$ 7.99
Eventide Gilead Fund Class C (-12.10%)	$ 1,000.00	$ 879.00	$ 11.52
Eventide Gilead Fund Class I (-11.64%)	$ 1,000.00	$ 883.60	$ 6.82

Hypothetical 5% Fund Return	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class	$ 1,000.00	$ 1,016.90	$ 8.31
Eventide Gilead Fund Class A	$ 1,000.00	$ 1,016.00	$ 8.57
Eventide Gilead Fund Class C	$ 1,000.00	$ 1,012.90	$ 12.35
Eventide Gilead Fund Class I	$ 1,000.00	$ 1,017.90	$ 7.30

 (1) Expenses are equal to the Fund’s annualized expense ratios of 1.64%, 1.69%, 2.44% and 1.44% for the Eventide Gilead Fund Retail Class, Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one- half year period.

EVENTIDE GILEAD FUND

December 31, 2011 (Unaudited)

         SEMI-ANNUAL REPORT

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-771-3836.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2011 were as follows:
Eventide Gilead Fund Retail Class, gross of fee waivers or expense reimbursements	2.58%
Eventide Gilead Fund Retail Class, after waiver and reimbursement	1.68%
Eventide Gilead Fund Class A, gross of fee waivers or expense reimbursements	2.63%
Eventide Gilead Fund Class A, after waiver and reimbursement	1.73%
Eventide Gilead Fund Class C, gross of fee waivers or expense reimbursements	3.38%
Eventide Gilead Fund Class C, after waiver and reimbursement	2.48%
Eventide Gilead Fund Class I, gross of fee waivers or expense reimbursements	2.38%
Eventide Gilead Fund Class I, after waiver and reimbursement	1.48%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.42% through October 31, 2012. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2011 were 2.10%, 2.15%, 2.90% and 1.90% for the Eventide Gilead Fund’s Retail Class, Class A, Class C and Class I shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2011.

Percentages in the above chart are based on the market value of the Fund’s portfolio as of December 31, 2011 and are subject to change.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - (96.17%)	Shares	Value

Auto Manufacturers - (2.30%)
Tesla Motors, Inc. *	17,000	$ 485,520

Auto Parts & Equipment - (2.03%)
WABCO Holdings, Inc. *	9,900	429,660

Banks - (3.15%)
Popular, Inc. *	478,900	665,671

Biotechnology - (14.07%)
Ariad Pharmaceuticals, Inc. *	36,000	441,000
Curis, Inc. *	67,900	317,772
Dynavax Technologies Corp. *	184,400	612,208
Incyte Corp., Ltd. *	13,700	205,637
Momenta Pharmaceuticals, Inc. *	15,400	267,806
NPS Pharmaceuticals, Inc. *	149,000	981,910
Sangamo Biosciences, Inc. *	51,600	146,544
		2,972,877

Building Materials - (2.37%)
Owens Corning *	17,400	499,728

Chemicals - (1.94%)
LyondellBasell Industries NV	12,600	409,374

Commercial Services - (7.66%)
United Rentals, Inc. *	18,800	555,540
Macquarie Infrastructure Co., LLC	38,000	1,062,100
		1,617,640

Distribution & Wholesale - (2.04%)
Arrow Electronics, Inc. *	11,500	430,215

Diversified Financial Services - (0.44%)
Netspend Holdings, Inc. *	11,429	92,689

Electrical Component & Equipment - (2.29%)
A123 Systems, Inc. *	47,700	76,797
Generac Holdings, Inc. *	14,500	406,435
		483,232

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - (96.17%) (continued)	Shares	Value

Energy - Alternate Sources - (1.99%)
Solazyme, Inc. *	35,400	$ 421,260

Engineering & Construction - (1.07%)
Chicago Bridge & Iron Co. NV	6,000	226,800

Food - (1.74%)
JM Smucker Co.	4,700	367,399

Forest Products & Paper - (4.05%)
Domtar Corp.	10,700	855,572

Healthcare - Products & Services - (8.43%)
Cepheid, Inc. *	13,100	450,771
Columbia Laboratories, Inc. *	357,100	892,750
NxStage Medical, Inc. *	24,600	437,388
		1,780,909

Household Products & Wares - (2.47%)
Summer Infant, Inc. *	74,127	521,854

Internet - (1.86%)
F5 Networks, Inc. *	3,700	392,644

Oil & Gas - (6.42%)
Cobalt International Energy, Inc. *	52,400	813,248
Plains Exploration & Production Co. *	14,800	543,456
		1,356,704

Oil & Gas Services - (1.98%)
Dawson Geophysical Co. *	10,600	419,018

Pharmaceuticals - (5.02%)
Ardea Biosciences, Inc. *	18,700	314,347
Medivation, Inc. *	4,600	212,106
Optimer Pharmaceuticals, Inc. *	23,200	283,968
Pharmacyclics, Inc. *	16,900	250,458
		1,060,879

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - (96.17%) (continued)	Shares	Value

Retail - (2.01%)
Lithia Motors, Inc. Class A	19,400	$ 424,084

Semiconductors - (5.53%)
Inphi Corp. *	52,900	632,684
Ultratech, Inc. *	21,800	535,626
		1,168,310

Software - (7.52%)
Cerner Corp. *	6,800	416,500
Nuance Communications, Inc. *	24,500	616,420
Red Hat, Inc. *	4,200	173,418
VMWare, Inc. Class A *	4,600	382,674
		1,589,012

Telecommunications - (2.87%)
Crown Castle International Corp. *	8,900	398,720
Iridium Communications, Inc. *	27,000	208,170
		606,890

Transportation - (4.48%)
Costamare, Inc.	29,500	417,720
Union Pacific Corp.	5,000	529,700
		947,420

Water - (0.44%)
American Water Works Co., Inc.	2,900	92,394

TOTAL COMMON STOCKS (Cost $18,794,550)		20,317,755

CORPORATE BONDS - (1.25%)
	Principal	Value
Diversified Financial Services - (1.25%)
Calvert Social Investment, 1.50%, 03/31/2015	120,000	$ 120,000
Calvert Social Investment, 1.50%, 11/15/2015	145,000	145,000

TOTAL CORPORATE BONDS (Cost $263,421)		265,000

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENT - (4.75%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.23% **	1,003,211	$ 1,003,211

TOTAL SHORT-TERM INVESTMENT - (Cost $1,003,211)		1,003,211

TOTAL INVESTMENTS (Cost $20,061,182) - 102.17%		$ 21,585,966

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.17%)		(458,897)

NET ASSETS - 100.00%		$ 21,127,069

* Non-income producing security.
** Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $20,061,182)	$ 21,585,966
Deposits at broker	13,039
Receivables:
Investments sold	1,408,355
Capital shares sold	34,630
Dividends	3,745
Interest	1,704
Prepaid expenses	25,842
Total assets	23,073,281

Liabilities:
Payables:
Investments purchased	1,879,250
Capital shares purchased	12,170
Due to manager	11,540
Accrued distribution and/or service (12b-1) fees	16,262
Due to administrator and related parties	9,250
Other liabilities and accrued expenses	17,740
Total liabilities	1,946,212

Net Assets	$ 21,127,069

Sources of Net Assets:
Paid-in capital	$ 21,750,430
Undistributed net investments loss	(138,025)
Accumulated net realized loss on investments	(2,010,120)
Net unrealized appreciation on investments	1,524,784

Total Net Assets (Unlimited shares of beneficial interest authorized, no par value)	$ 21,127,069

Retail Class shares:
Net assets applicable to 810,125 shares outstanding	$ 10,132,802
Net asset value, offering price and redemption price per share	$ 12.51

Class A shares:
Net assets applicable to 414,830 shares outstanding	$ 5,185,917
Net asset value	$ 12.50

Maximum offering price per share 1	$ 13.26

Minimum redemption price per share 2	$ 12.38

Class C shares:
Net assets applicable to 77,780 shares outstanding	$ 954,861
Net asset value and offering price per share	$ 12.28

Minimum redemption price per share 3	$ 12.16

Class I shares:
Net assets applicable to 386,537 shares outstanding	$ 4,853,489
Net asset value, offering price and redemption price per share	$ 12.56

1	A maximum sales charge of 5.75% is imposed on Class A shares.
2

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

3	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

December 31, 2011	SEMI-ANNUAL REPORT

For the
Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends (net of $482 foreign tax withheld)	$ 23,732
Interest	2,670
Total investment income	26,402

Expenses:
Management fees	99,343
Distribution and/or service (12b-1) fees - Retail Class	11,373
Distribution and/or service (12b-1) fees - Class A	5,358
Distribution and/or service (12b-1) fees - Class C	4,554
Administrators and related parties fees and expenses	40,741
Registration fees	15,947
Audit fees	6,050
Compliance officer fees	6,050
Legal fees	5,042
Custodian fees	4,631
Pricing fees	2,521
Trustee fees and expenses	2,105
Networking fees	2,098
Margin account interest expenses	1,712
Miscellaneous	1,217
Insurance fees	662
Printing fees	252
Total expenses	209,656
Less: fees waived and expenses absorbed	(45,229)
Net expenses	164,427

Net investment loss	(138,025)

Realized and unrealized loss on investments:
Net realized loss on investments	(1,975,206)
Net change in unrealized depreciation on investments	(632,747)
Net realized and unrealized loss on investments	(2,607,953)

Net decrease in net assets resulting from operations	$ (2,745,978)

.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2011	SEMI-ANNUAL REPORT

	For the
	Six Month Period Ended	For the Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)

(Decrease) Increase in net assets from:
Operations:
Net investment loss	$ (138,025)	$ (129,291)
Net realized (loss) gain on investments and securities sold short	(1,975,206)	1,216,264
Net unrealized (depreciation) appreciation on investments	(632,747)	2,491,679
Net (decrease) increase in net assets resulting from operations	(2,745,978)	3,578,652

Distributions to shareholders from:
Net realized gain - Retail Class	(489,011)	(173,825)
Net realized gain - Class A	(247,813)	(20,518)
Net realized gain - Class C	(46,891)	(10,231)
Net realized gain - Class I	(235,081)	(14,042)
Total distributions to shareholders	(1,018,796)	(218,616)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	8,865,606	6,411,094

Increase in net assets	5,100,832	9,771,130

Net assets:
Beginning of period	16,026,237	6,255,107

End of period	$ 21,127,069	$ 16,026,237
Undistributed net investment loss	$ (138,025)	$ -

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2011				SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Retail Class
	For the
	Six Month Period Ended		For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011	June 30, 2010		June 30, 2009*
	(Unaudited)

Net asset value, beginning of period	$ 14.89		$ 10.25	$ 9.66		$ 10.00

Investment operations:
Net investment (loss) income	(0.09)		(0.14)	(0.08)		0.02
Net realized and unrealized (loss) gain on investments	(1.66)		5.02	0.77		(0.33)
Total from investment operations	(1.75)		4.88	0.69		(0.31)

Distributions:
From net investment income	-		-	-		(0.02)
Distribution in excess of net investment income	-		-	-		(0.01)
From net realized gain	(0.63)		(0.24)	(0.10)		-
Total distributions	(0.63)		(0.24)	(0.10)		(0.03)

Net asset value, end of period	$ 12.51		$ 14.89	$ 10.25		$ 9.66

Total return 1	(11.74)%	2	47.93%	7.00%		(2.96)%	2

Ratios/Supplemental data
Net assets, end of period (in 000’s)	$ 10,133		$ 9,935	$ 4,858		$ 1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.10%4		2.57%4	4.12%	4	10.95%	3,4
After fees waived and expenses absorbed	1.64%4		1.67%4	1.63%	4	1.69%	3,4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.88)% 4		(1.98)% 4	(3.49)%	4	(9.05)%	3,4
After fees waived and expenses absorbed	(1.42)% 4		(1.08)% 4	(1.00)%	4	(0.21)%	3,4

Portfolio turnover rate	158%	2	487%	398%		339%	2

*	The Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.
1	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2	Not annualized.
3	Annualized.
4

The ratios include 0.00% for the period ended December 31, 2011, 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short. The ratios include 0.02% for the period ended December 31, 2011 and 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2011	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the
	Six Month Period Ended		For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010*
	(Unaudited)

Net asset value, beginning of period	$ 14.89		$ 10.25		$ 9.69

Investment operations:
Net investment loss	(0.08)		(0.07)		(0.05)
Net realized and unrealized (loss) gain on investments	(1.68)		4.95		0.71
Total from investment operations	(1.76)		4.88		0.66

Distributions:
From net realized gain	(0.63)		(0.24)		(0.10)
Total distributions	(0.63)		(0.24)		(0.10)

Net asset value, end of period	$ 12.50		$ 14.89		$ 10.25

Total return 1	(11.81)%	2 2	47.93%		6.67%	2

Ratios/Supplemental data
Net assets, end of period (in 000’s)	$ 5,186		$ 4,054		$ 349

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.15%	4	2.62%	4	3.60%	3,4
After fees waived and expenses absorbed	1.69%	4	1.72%	4	1.67%	3,4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.83)%	4	(2.11)%	4	(3.15)%	3,4
After fees waived and expenses absorbed	(1.37)%	4	(1.21)%	4	(1.22)%	3,4

Portfolio turnover rate	158%	2	487%		398%	2

*				The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
1				Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2				Not annualized.
3				Annualized.
4

The ratios include 0.00% for the period ended December 31, 2011, 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the period ended December 31, 2011 and 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2011	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the
	Six Month Period Ended		For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010*
	(Unaudited)

Net asset value, beginning of period	$ 14.69		$ 10.19		$ 9.69

Investment operations:
Net investment loss	(0.13)		(0.17)		(0.07)
Net realized and unrealized (loss) gain on investments	(1.65)		4.91		0.67
Total from investment operations	(1.78)		4.74		0.60

Distributions:
From net realized gain	(0.63)		(0.24)		(0.10)
Total distributions	(0.63)		(0.24)		(0.10)

Net asset value, end of period	$ 12.28		$ 14.69		$ 10.19

Total return 1	(12.10)%	2	46.83%		6.05%	2

Ratios/Supplemental data
Net assets, end of period (in 000's)	$ 955		$ 878		$ 291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.90%	4	3.37%	4	4.30%	3,4
After fees waived and expenses absorbed	2.44%	4	2.47%	4	2.42%	3,4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.69)%	4	(2.79)%	4	(3.84)%	3,4
After fees waived and expenses absorbed	(2.17)%	4	(1.89)%	4	(1.96)%	3,4

Portfolio turnover rate	158%	2	487%		398%	2

*	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
1	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2	Not annualized.
3	Annualized.
4

The ratios include 0.00% for the period ended December 31, 2011, 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the period ended December 31, 2011 and 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2011	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class I

	For the
	Six Month Period Ended		For the Year Ended		For the Period Ended
	December 31, 2011		June 30, 2011		June 30, 2010*
	(Unaudited)

Net asset value, beginning of period	$ 14.93		$ 10.26		$ 11.46

Investment Operations:
Net investment loss	(0.05)		(0.10)		(0.03)
Net realized and unrealized (loss) gain on investments	(1.69)		5.01		(1.17)
Total from investment operations	(1.74)		4.91		(1.20)

Distributions:
From net realized gain	(0.63)		(0.24)		-
Total distributions	(0.63)		(0.24)		-

Net asset value, end of period	$ 12.56		$ 14.93		$ 10.26

Total return 1	(11.64)%	2	48.18%		(10.47)%	2

Ratios/Supplemental data
Net assets, end of period (in 000’s)	$ 4,853		$ 1,159		$ 758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%	4	2.37%	4	3.20%	3,4
After fees waived and expenses absorbed	1.44%	4	1.47%	4	1.42%	3,4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.63)%	4	(1.81)%	4	(2.77%)	3,4
After fees waived and expenses absorbed	(1.17)%	4	(0.91)%	4	(0.99%)	3,4

Portfolio turnover rate	158%	2	487%		398%	2

*	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
1	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2	Not annualized.
3	Annualized.
4

The ratios include 0.00% for the period ended December 31, 2011, 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the period ended December 31, 2011 and 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                  SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”) was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Eventide Gilead Fund (the “Fund”) is one of twenty-four series of the Trust. The Fund is registered as a diversified series of the Trust. The Fund commenced operations on July 8, 2008. The Fund’s investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Eventide Asset Management, LLC (the “Manager”).

The Fund offers four classes of shares, Retail Class, Institutional Class, Class A and Class C. Each differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                   SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted Prices in Active Markets for Identical Assets	Level 2 – Significant Other Observable Inputs	Level 3 – Significant Unobservable Inputs

Common Stocks (2)	$ 20,317,755	$ 20,317,755	$ -	$ -
Corporate Bonds (3)	265,000	-	265,000	-
Short-Term Investments	1,003,211	-	1,003,211	-
Totals	$ 21,585,966	$ 20,317,755	$ 1,268,211	$ -

(1)

As of and during the six month period ended December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

(3)

All corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles”, “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

 The effect of derivative instruments on the Statement of Operations for the six month period ended December 31, 2011 were as follows:

Derivatives not Accounted for as Hedging Instruments under GAAP	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income

Call options purchased	Net realized loss on investments	20,743

c)

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                   SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)

Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the six month period ended December 31, 2011, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2009, June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. These tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Fund’s tax filings is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six month period ended December 31, 2011, CDSC fees of $530 were paid to the Manager.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                   SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended December 31, 2011 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the six month period ended:
December 31, 2011
Retail Class
Shares……………………………	456,196	(348,945)	35,712	142,963
Value…………………………….	$ 6,396,481	$ (4,278,093)	$ 447,832	$ 2,566,220
Class A
Shares……………………………	162,665	(37,690)	17,552	142,527
Value…………………………….	$ 2,078,232	$ (477,323)	$ 219,922	$ 1,820,831
Class C
Shares……………………………	20,493	(6,318)	3,797	17,972
Value…………………………….	$ 264,300	$ (75,671)	$ 46,695	$ 235,324
Class I
Shares……………………………	613,012	(319,634)	15,564	308,942
Value…………………………….	$ 8,093,291	$ (4,045,853)	$ 195,793	$ 4,243,231

Transactions in shares of beneficial interest for the year ended June 30, 2011 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2011
Retail Class
Shares……………………………	909,697	(728,788)	12,477	193,386
Value…………………………….	$ 12,274,737	$ (9,722,792)	$ 163,579	$ 2,715,524
Class A
Shares……………………………	247,135	(10,366)	1,522	238,291
Value…………………………….	$ 3,342,377	$ (145,550)	$ 19,958	$ 3,216,785
Class C
Shares……………………………	32,701	(2,221)	788	31,268
Value…………………………….	$ 419,955	$ (29,250)	$ 10,231	$ 400,936
Class I
Shares……………………………	25,934	(22,260)	82	3,756
Value…………………………….	$ 346,065	$ (269,297)	$ 1,081	$ 77,849

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$36,383,789	$28,269,306

There were no government securities purchased or sold during the period.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                   SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund. The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. For the six month period ended December 31, 2011, the Fund incurred $99,343 of management fees, before the waiver and reimbursement described below.  As of December 31, 2011, $11,540 was due to the Manager.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.42% of the Fund's average daily net assets through October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six month period ended December 31, 2011, the Manager waived management fees of $45,229. The Manager may recapture $45,229, $103,626, $98,714 and $76,051 no later than June 30, 2015, June 30, 2014, June 30, 2013 and June 30, 2012, respectively, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $12,455 for such fees, with $2,280 remaining payable at December 31, 2011.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $28,286 for such fees including out of pocket expenses, with $5,970 remaining payable at December 31, 2011.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a base fee of $12,000 per year. For the six month period ended December 31, 2011, Matrix earned $6,050 of compliance fees, with $1,000 remaining payable at December 31, 2011.

Matrix also acts as Distributor of the Fund’s shares. For the six month ended December 31, 2011, Matrix received no commissions from the sale of Class A shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix received $84,831 of brokerage commissions for the six month period ended December 31, 2011.

Certain officers of the Fund are officers and/or employees of Matrix. A Trustee of the Trust is an officer and owner of Abbington.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                                                   SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. The Manager reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six month period ended
December 31, 2011, the Fund incurred $11,373, $5,358 and $4,554 of 12b-1 fees for the Retail Class, Class A and Class C shares, respectively.

For the six month period ended December 31, 2011, the Manager received $5,331 in underwriter concessions from the sale of Fund shares.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 20,351,333	$ 1,940,640	$ (706,007)	$ 1,234,633

The difference between book basis and tax-basis unrealized appreciation at December 31, 2011 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 2,122,616
Undistributed Ordinary Income	1,012,956
Undistributed Capital Gains	5,841
Distributable Earnings, Net	$ 3,141,413

Undistributed ordinary income and capital gains shown above differs from corresponding undistributed net realized gain figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales and the tax classification of short-term realized gains as ordinary income.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                          SEMI-ANNUAL REPORT

(6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid by the Fund were as follows:

	For the Six Month Period Ended	For the Year Ended
Distributions paid from:	December 31, 2011	June 30, 2011
Ordinary Income	$1,012,955	$ 172,139
Long-Term Capital Gains	5,841	46,477

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

                          SEMI-ANNUAL REPORT

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

EVENTIDE GILEAD FUND

Additional Information

December 31, 2011 (Unaudited)

                          SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the six month period ended December 31, 2011.

Name of Trustee1	Aggregate Compensation From the Eventide Gilead Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Eventide Gilead Fund Paid to Trustees2
Independent Trustees
Tobais Caldwell	$578	Not Applicable	Not Applicable	$578
Tiberiu Weisz	$500	Not Applicable	Not Applicable	$500
Bert Pariser	$500	Not Applicable	Not Applicable	$500
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the twenty-four portfolios of the Trust.

2 Figures are for the six month period ended December 31, 2011.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

                                Willow Grove, PA 19090

LISTED PRIVATE EQUITY PLUS FUND

                          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus supplement dated November 1, 2011 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	2.51%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.25%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	3.26%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2012. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2011 for Class A shares and Class C shares were 2.77% and 3.52%, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/11 through 12/31/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/11 through 12/31/11

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the
Actual Fund Return (in parentheses)	07/01/11	12/31/11	Period *

Listed Private Equity Plus Fund Class A (-26.99%)	$ 1,000.00	$ 730.10	$ 9.78
Listed Private Equity Plus Fund Class C (-27.25%)	1,000.00	727.50	13.03

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the
Hypothetical 5% Fund Return	07/01/11	12/31/11	Period *

Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,013.80	$ 11.39
Listed Private Equity Plus Fund Class C	1,000.00	1,010.10	15.16

LISTED PRIVATE EQUITY PLUS FUND

                  SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

* Expenses are equal to the Fund’s annualized expense ratios of 2.25% and 3.00% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373. Please read it carefully before you invest or send money.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK (95.14%)

BERMUDA - (4.21%)
Brookfield Infrastructure Partners, LP	15,000	$ 415,500

CANADA - (4.12%)
Onex Corp.	12,500	407,177

GREAT BRITAIN - (12.77%)
3i Group Plc.	50,200	141,109
Electra Private Equity Plc.*	12,975	284,722
Graphite Enterprise Trust Plc.	58,434	305,367
Intermediate Capital Group Plc.	70,000	248,728
SVG Capital Plc.*	88,000	280,161
		1,260,087

NETHERLANDS - (3.03%)
Conversus Capital, LP	15,000	299,400

NORWAY - (2.86%)
Aker ASA	10,865	281,863

SWEDEN - (6.10%)
Investor AB	15,000	280,056
Kinnevik Investment AB	16,500	321,737
		601,793

UNITED STATES - (62.05%)
American Capital Ltd.*	52,000	349,960
Apollo Global Management, LLC	17,990	223,256
Ares Capital Corp.	30,000	463,500
BlackRock Kelso Capital Corp.	49,000	399,840
Blackstone Group, LP	59,550	834,295
Fifth Street Finance Corp.	51,000	488,070
Golub Capital BDC, Inc.	20,000	310,000
Hercules Technology Growth Capital, Inc.	35,000	330,400
KKR & Co., LP	57,150	733,235

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK (95.14%) (continued)

UNITED STATES - (62.05%) (continued)
Macquarie Infrastructure Co., LLC	15,000	$ 419,250
Main Street Capital Corp.	15,000	318,600
PennantPark Investment Corp.	33,850	341,546
Prospect Capital Corp. (a)	37,500	348,375
Solar Capital Ltd.	12,500	276,125
Triangle Capital Corp.	15,000	286,800
		6,123,252

TOTAL COMMON STOCK (Cost $9,449,999)		9,389,072

SHORT TERM INVESTMENTS (6.33%)

UNITED STATES - (6.33%)
Fidelity Institutional Money Market Fund Class I, 0.23% (b)(c)	624,447	$ 624,447

TOTAL SHORT TERM INVESTMENTS (Cost $624,447)		624,447

TOTAL INVESTMENTS (Cost $10,074,446) – 101.47%		$ 10,013,519

LIABILITIES LESS OTHER ASSETS, NET – (1.47)%		(144,871)

NET ASSETS - 100.00%		$ 9,868,648

* Non-income producing security.
(a) All or a portion of the security is out on loan as of December 31, 2011. Total loaned securities had a market value of $347,446 at December 31, 2011.

(b)        Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.

(c)            All or a portion of the security is segregated as collateral for securities on loan at December 31, 2011.  Total collateral had a market value of $355,921 at December 31, 2011.

The industry breakdown of the Fund’s common stock as of December 31, 2011 as a percentage of total net assets is as follows:

Industry Category	Percentage

Closed-end Funds	9.01%
Commercial Services	4.25%
Diversified Financial Services	22.53%
Electric	4.21%
Investment Companies	52.28%
Holding Companies - Diversified	2.86%
Total Common Stock	95.14%

                                                    The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund
Assets:
Investments, at value (cost: $10,074,446)	$10,013,519
Receivables:
Investments sold	650,173
Dividends	45,394
Interest	686
Capital shares sold	7,408
Prepaid expenses	21,247
Total assets	10,738,427

Liabilities:
Payables:
Investments purchased	304,858
Securities loan payable (Note 1)	355,921
Capital shares redeemed	164,572
Distribution and/or Shareholder Service (12b-1) fees	16,249
Due to Manager	5,372
Due to Administrator and related parties	6,346
Other liabilities and accrued expenses	16,461
Total liabilities	869,779
Net Assets	$9,868,648

Net Assets consist of:
Paid-in capital	$13,019,679
Undistributed net investment loss	(197,414)
Accumulated net realized loss on investments and foreign currency transactions	(2,892,387)
Net unrealized depreciation on investments and foreign currency translations	(61,230)

Total Net Assets (Unlimited shares of no par value beneficial interest authorized)	$9,868,648

Class A shares:
Net Assets applicable to 2,814,093 shares outstanding	$8,839,823
Net Asset Value per share	$3.14

Minimum redemption price per share Class A(1) (3)	$3.05

Maximum offering price per share Class A(2)	$3.33

Class C shares:
Net Assets applicable to 328,247 shares outstanding	$1,028,825
Net Asset Value and offering price per share	$3.13

Minimum redemption price per share Class C(3)	$3.07

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days. Additionally, investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)	The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

For the Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Dividends (net of $3,822 foreign tax withheld)	$ 209,877
Interest	526
Security lending income	503
Total investment income	210,906

Expenses:
Management fees	73,022
Distribution and/or Shareholder Service (12b-1) fees - Class A	13,028
Distribution and/or Shareholder Service (12b-1) fees - Class C	6,306
Administrators and related parties fees	28,754
Custody fees	12,465
Registration fees	9,339
Audit fees	6,554
Compliance officer compensation	6,050
Legal fees	4,033
Trustees’ fees	2,105
Pricing fees	2,017
Miscellaneous	1,975
Insurance fees	662
Interest expense	331
Total expenses	166,641
Less: fees waived and expenses absorbed	(30,424)
Net expenses	136,217

Net investment income	74,689

Realized and unrealized loss on investments and foreign currency transactions:
Net realized loss on investments and foreign currency transactions	(2,800,027)
Net change in unrealized depreciation on investments and
foreign currency translations	(1,146,323)
Net realized and unrealized loss on investments and foreign currency transactions	(3,946,351)

Net decrease in net assets resulting from operations	$ (3,871,661)

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Listed Private Equity Plus Fund

	For the Six Month Period Ended	For the Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
(Decrease) Increase in Net Assets
Operations:
Net investment income (loss)	$ 74,689	$ (7,036)
Net realized (loss) gain on investments and foreign currency transactions	(2,800,027)	2,027,329
Net change in unrealized (depreciation) appreciation on investments and
foreign currency translations	(1,146,323)	2,633,438
Net (decrease) increase in net assets resulting from operations	(3,871,661)	4,653,731

Distributions to shareholders from:
Net investment income - Class A	(299,114)	(636,135)
Net investment income - Class C	(26,013)	(50,235)
Net realized capital gain - Class A	(632,455)	-
Net realized capital gain - Class C	(76,533)	-
Total distributions	(1,034,115)	(686,370)

Decrease in net assets from capital share
transactions (Note 2)	(218,745)	(1,522,152)

Total (decrease) increase in net assets	(5,124,521)	2,445,209

Net Assets:
Beginning of period	14,993,169	12,547,960
End of period	$ 9,868,648	$ 14,993,169

Undistributed net investment (loss) income	$ (197,414)	$ 53,024

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period							SEMI-ANNUAL REPORT

			Listed Private Equity Plus Fund

			Class A

		For the Six Month		For the Year		For the Year		For the Year		For the Period
		Period Ended		Ended		Ended		Ended		Ended
		December 31, 2011		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 4.78		$ 3.65		$ 3.66		$ 6.85		$ 10.00

Investment Operations:
	Net investment income (a)	0.03		-	(b)	0.02		0.06		0.10
	Net realized and unrealized gain (loss) on
	investments and foreign currency transactions	(1.32)		1.31		0.12		(3.21)		(3.24)
	Total from investment operations	(1.29)		1.31		0.14		(3.15)		(3.14)

Distributions from:
	Net investment income	(0.11)		(0.18)		(0.15)		(0.04)		(0.01)
	Net realized capital gain	(0.24)		-		-		-		-
	Total from distributions	(0.35)		(0.18)		(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees		-	(c)	-	(c)	-	(c)	-	(c)	-

Net Asset Value, End of Period		$ 3.14		$ 4.78		$ 3.65		$ 3.66		$ 6.85

Total Return (d)		(26.99)%	(f)	36.00%		3.16%	(e)	(45.77)%		(31.39)%	(f)

Ratios/Supplemental Data
	Net assets, end of period (in 000’s)	$ 8,840		$ 13,463		$ 11,478		$ 3,792		$ 746

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	2.77%	(g)(h)	2.51%	(g)	2.99%	(g)	9.73%		13.75%	(h)
	After fees waived and expenses absorbed	2.25%	(g)(h)	2.25%	(g)	2.25%	(g)	1.99%		1.99%	(h)

Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed	0.84%	(g)(h)	(0.24)%	(g)	(0.25)%	(g)	(6.04)%		(10.55)%	(h)
	After fees waived and expenses absorbed	1.36%	(g)(h)	0.02%	(g)	0.49%	(g)	1.70%		1.21%	(h)

	Portfolio turnover rate	265.92%	(f)	174.95%		194.79%		101.45%		36.43%	(f)

(a)	Net investment income per share is based on average shares outstanding.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	Class A shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(f)	Not annualized.
(g)	The ratios include 0.01% for the six month period ended December 31, 2011 and years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(h)	Annualized.

* The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period							SEMI-ANNUAL REPORT

			Listed Private Equity Plus Fund

		Class C

		For the Six Month		For the Year		For the Year		For the Year		For the Period
		Period Ended		Ended		Ended		Ended		Ended
		December 31, 2011		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 4.74		$ 3.63		$ 3.65		$ 6.80		$ 10.06

Investment Operations:
	Net investment income (loss)(a)	0.01		(0.04)		-	(b)	(0.05)		0.07
	Net realized and unrealized (loss) gain on
	investments and foreign currency transactions	(1.30)		1.30		0.12		(3.09)		(3.32)
	Total from investment operations	(1.29)		1.26		0.12		(3.14)		(3.25)

Distributions from:
	Net investment income	(0.08)		(0.15)		(0.14)		(0.01)		(0.01)
	Net realized capital gain	(0.24)		-		-		-		-
	Total from distributions	(0.32)		(0.15)		(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees		-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, End of Period		$ 3.13		$ 4.74		$ 3.63		$ 3.65		$ 6.80

Total Return (d)		(27.25%)	(f)	34.83%		2.68%	(e)	(46.13)%		(32.32)%	(f)

Ratios/Supplemental Data
	Net assets, end of period (in 000’s)	$ 1,029		$ 1,530		$ 1,070		$ 109		$ 129

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.52%	(g)(h)	3.26%	(g)	3.74%	(g)	10.46%		14.52%	(h)
	After fees waived and expenses absorbed	3.00%	(g)(h)	3.00%	(g)	3.00%	(g)	2.74%		2.74%	(h)

Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed	0.08%	(g)(h)	(0.99%)	(g)	(0.72)%	(g)	(8.93)%		(10.83)%	(h)
	After fees waived and expenses absorbed	0.60%	(g)(h)	(0.73%)	(g)	0.02%	(g)	(1.21)%		0.95%	(h)

	Portfolio turnover rate	265.92%	(f)	174.95%		194.79%		101.45%		36.43%	(f)

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	Class C shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(f)	Not annualized.
(g)	The ratios include 0.01% for the six month period ended December 31, 2011 and years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(h)	Annualized.

*    The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

    SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Listed Private Equity Plus Fund (the “Fund”) is one of twenty-four series of the Trust. The Fund is registered as a non-diversified series of the Trust. The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007. Each class differs as to sales and redemption charges, and ongoing fees. The Fund’s investment objective is to achieve long-term capital appreciation. The investment advisor to the Fund is Vista Research and Management, LLC (the “Manager”).

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price;
(b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

Quoted prices in active markets for identical securities

Level 2

-

Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3

-

Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 9,389,072	$ -	$ 9,389,072
Short-Term Investments	-	624,447	624,447
Total	$ 9,389,072	$ 624,447	$ 10,013,519

(a) As of and during the six month period ended December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2011, no securities were valued using the Trust’s good faith pricing guidelines.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the six month period ended December 31, 2011, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Fund’s tax filings is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

 SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than
30 days. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six month period ended December 31, 2011, there were redemption fees of $1,211 paid to the Fund and no CDSC fees paid to the Manager.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the six month period ended December 31, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	809,332	$ 3,138,089	44,344	$ 166,000
Reinvested	254,773	810,178	28,615	90,711
Redeemed (1)	(1,068,845)	(4,182,499)	(67,385)	(241,224)
Net (Decrease) Increase	(4,740)	$ (234,232)	5,574	$ 15,487

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $1,211 for Class A shares.

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	2,025,142	$ 9,478,462	98,413	$ 453,475
Reinvested	116,148	555,185	8,820	41,985
Redeemed (1)	(2,464,856)	(11,673,136)	(78,910)	(378,123)
Net (Decrease) Increase	(323,566)	$ (1,639,489)	28,323	$ 117,337

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $956 and $7 for Class A and Class C shares, respectively.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 30,458,216	$ 31,753,800

There were no governments securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund. The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. For the six month period ended December 31, 2011, the Fund incurred $73,022 of management fees, before the waiver and reimbursement described below, with $5,372 remaining payable to the Manager at December 31, 2011.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through
October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six month period ended
December 31, 2011, the Manager waived management fees of $30,424.

As of December 31, 2011, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2012	June 30, 2013	June 30, 2014	June 30, 2015
$ 72,361	$ 71,624	$ 46,614	$ 30,424

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $8,362 for such fees, with $1,308 remaining payable at December 31, 2011.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended December 31, 2011, the Fund incurred $20,392 for such fees including out of pocket expenses, with $4,038 remaining payable at December 31, 2011.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

 (4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Fund. For these services Matrix receives a base fee of $12,000 per year. For the six month period ended December 31, 2011, Matrix earned $6,050 of compliance fees, with $1,000 remaining payable at December 31, 2011.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $203,115 of brokerage commissions from the Fund for the six month period ended
December 31, 2011. Certain officers and/or employees of the Manager have an affiliation with LPL.

Matrix also acts as Distributor of the Fund’s shares. Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders. For the six month period ended December 31, 2011, Matrix received no commissions from the sale of Class A shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix. A Trustee of the Trust is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred. For the six month period ended December 31, 2011, the Fund incurred $13,028 and $6,306 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments, excluding appreciation on assets and liabilities denominated in foreign currency, at December 31, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 10,676,121	$ 90,909	$ (753,511)	$ (662,602)

The difference between book basis and tax-basis net unrealized appreciation at December 31, 2011 is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign

Investment Companies (“PFIC’s”).

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Fund’s most recent fiscal year ends, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 720,629
Undistributed Ordinary Income	325,126
Undistributed Capital Gains	708,990
Distributable Earnings, Net	$ 1,754,745

The difference between book basis and tax-basis net unrealized depreciation at June 30, 2011 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies (“PFIC’s”).

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(5)

TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ -	$ 221,792

(6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

   The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2011	For the year ended June 30, 2010
Ordinary Income	$ 325,127	$ 686,370
Long-Term Capital Gains	708,988	-

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2011, LPL Financial Corp. held 36% of the voting securities of the Fund, for the sole benefit of its customers and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 (9)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2011 (Unaudited)

SEMI-ANNUAL REPORT

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

LISTED PRIVATE EQUITY PLUS FUND

Additional Information (Unaudited)

December 31, 2011

SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Trustees and Officers-Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent six month period ended December 31, 2011.

Name of Trustee1	Aggregate Compensation From the Listed Private Equity Plus Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Listed Private Equity Plus Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$578	Not Applicable	Not Applicable	$578
Tiberiu Weisz	$500	Not Applicable	Not Applicable	$500
Bert Pariser	$500	Not Applicable	Not Applicable	$500
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the twenty-four portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue
Suite A-201

Greenwich, CT 06830

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

SEMI-ANNUAL REPORT

SMH Representation Trust

December 31, 2011

Mutual Fund Series Trust

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

                   Willow Grove, PA 19090

SMH REPRESENTATION TRUST

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2011 and aresubject to change.

SMH REPRESENTATION TRUST

December 31, 2011 (Unaudited)

  SEMI-ANNUAL REPORT

Total Fund operating expenses ratios as stated in the current Fund prospectus dated November 1, 2011 were as follows:

SMH Representation Trust, gross of fee waivers or expense reimbursements                  0.81%

SMH  Representation Trust, after waiver and reimbursement                                          0.01%

The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for “wrap account” programs. The expense limitation agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. Total Gross Operating Expenses (Annualized) during the six month period endedDecember 31, 2011 were 0.82% for the Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period endedDecember 31, 2011.

SMH REPRESENTATION TRUST

December 31, 2011 (Unaudited)

   SEMI-ANNUAL REPORT
Information about Your Fund’s Expenses – SMH Representation Trust (the“Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at the beginning of the period (07/01/11) and held for the entire period of 07/01/11 through 12/31/11. The “hypothetical” table assumes an investment made on 07/01/11 and held for the entire periodof 07/01/11 through 12/31/11. Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000investment made on 07/01/11). You may use the information in this row, together with the amount you invested, to estimate the expensesthat you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate theexpenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’sactual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypotheticalaccount values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You mayuse this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypotheticalexample with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs,such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoingcosts only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs wereincluded, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/11 through 12/31/11.

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Actual Fund Return (in parentheses)	07/01/11	12/31/11	During Period*

SMH Representation Trust (-1.11%)	$1,000.00	$ 988.90	$ 0.00

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Hypothetical 5% Fund Return	07/01/11	12/31/11	During Period*

SMH Representation Trust	$ 1,000.00	$ 1,025.10	$ 0.00

* Expenses are equal to the Fund’s annualized expenses ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

SMH REPRESENTATION TRUST

SCHEDULE OF INVESTMENTS

      SEMI-ANNUAL REPORT

December 31, 2011(Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc.**†	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (7.09%)	Principal	Value

Electrical Components & Equipment - (3.27%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$4,588,000	$2,156,360

Energy & Alternative Sources- (3.82%)
JA Solar Holdings Co., 4.50%, 05/15/2013	3,425,000	2,517,375
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $6,717,267)		4,673,735

CORPORATE BONDS - (86.46%)

Banks - (4.60%)
Ally Financial, Inc., 8.00%, 11/01/2031	3,211,000	3,034,395

Diversified Financial Services - (9.76%)
Ford Motor Credit Co., LLC, 12.00%, 05/15/2015	139,000	170,274
Icahn Enterprises, 8.00%, 01/15/2018	3,229,000	3,358,160
International Lease Finance Corp., 8.25%, 12/15/2020	2,876,000	2,904,760
		6,433,194

Diversified Holding Companies - (4.36%)
Harbinger Group, Inc., 10.625%, 11/15/2015	2,938,000	2,871,895

Entertainment - (4.81%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	3,120,000	3,174,600

Home Builders - (10.28%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,581,000	2,855,847
Lennar Corp., 12.25%, 06/01/2017	734,000	873,460
Standard Pacific Corp., 10.75%, 09/15/2016	2,903,000	3,048,150
		6,777,457

Lodging - (10.23%)
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,385,387
MGM Resorts International, 11.375%, 03/01/2018	3,055,000	3,360,500
		6,745,887

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

SCHEDULE OF INVESTMENTS (Continued)

      SEMI-ANNUAL REPORT

December 31, 2011(Unaudited)

CORPORATE BONDS - (86.46%) (Continued)	Principal	Value

Oil & Gas - (11.38%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	$ 4,430,000	$ 2,912,725
BreitBurn Energy Partners, 8.625%, 10/15/2020	405,000	423,731
EXCO Resources, Inc., 7.50%, 09/15/2018	2,157,000	2,038,365
McMoRan Exploration Co., 11.875%, 11/15/2014	2,012,000	2,132,720
		7,507,541

Private Equity - (3.29%)
American Capital, Ltd., 7.96%, 12/31/2013	2,150,000	2,171,866

Telecommunications - (20.08%)
Cricket Communications, Inc., 7.75% 10/15/2020	3,634,000	3,179,750
ITC Deltacom, Inc., 10.50%, 04/01/2016	2,808,000	2,871,180
Level 3 Financing, Inc., 10.00% 02/01/2018	2,160,000	2,289,600
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	2,025,000	2,052,844
Sprint Capital Corp., 8.75%, 03/15/2032	3,519,000	2,845,991
		13,239,365

Transportation - (7.67%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	2,262,000	2,154,555
PHI, Inc., 8.625%, 10/15/2018	2,898,000	2,905,245
		5,059,800

TOTAL CORPORATE BONDS (Cost $59,371,595)		57,016,000

SHORT-TERM INVESTMENTS - (3.83%)	Shares	Value

Fidelity Institutional Money Market Portfolio, Class I, 0.23%*	2,523,640	2,523,640
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,523,640)		2,523,640

TOTAL INVESTMENTS (Cost $68,619,864) - 97.38%		$ 64,213,375

OTHER ASSETS LESS LIABILITIES, NET - 2.62%		1,730,374

NET ASSETS - 100.00%		$ 65,943,749

* Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.
** The security is illiquid; the security represents 0.00% of net assets. † Non income producing security.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - December 31, 2011(Unaudited)

Assets:
Investments in securities, at value	$64,213,375
Cash	68,820
Receivables:
Capital shares sold	857,122
Interest	1,251,369
Due from Advisor	14,660
Prepaid expenses	12,443
Total assets	66,417,789

Liabilities:
Payables:
Distributions payable	449,545
Due to administrator	9,417
Other liabilities and accrued expenses	15,078
Total liabilities	474,040
Net Assets	$65,943,749

Net Assets consist of:
Paid-in capital	$70,202,528
Accumulated net realized gain on investments	74,097
Undistributed net investment income	73,613
Net unrealized depreciation on investments	(4,406,489)

Total Net Assets	$65,943,749

Investments in securities, at cost	$68,619,864

Net assets	$65,943,749
Shares of beneficial interest outstanding (1)	7,047,690
Net asset value, offering and redemption price per share	$9.36

(1)Unlimited number of shares of beneficial interest authorized,no par value.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

         SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS

For the
Six Month Period Ended
December 31, 2011
(Unaudited)
Investment income:
Interest	$3,113,845
Total investment income	3,113,845

Expenses:
Management fees	175,153
Accounting and transfer agent fees and expenses	49,161
Registration fees	9,408
Audit fees	7,058
Custody fees	4,319
Compliance officer compensation	3,529
Legal fees	3,529
Miscellaneous	3,219
Pricing fees	2,576
Trustees’ fees	2,105
Insurance fees	776
Printing fees	263
Total expenses	261,096
Less: fees waived and expenses absorbed (Note 4)	(261,096)
Net expenses	-

Net investment income	3,113,845

Realized and unrealized gain(loss) on investments:
Net realized gain on investments	1,462,259
Net change in unrealized depreciation on investments	(5,752,913)
Net realized and unrealized loss on investments	(4,290,654)

Net decrease in net asset resulting from operations	$(1,176,809)

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

         SEMI-ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Month Period Ended	Year Ended
	December 31, 2011	June 30, 2011
	(Unaudited)
(Decrease) Increase in Net Assets
Operations:
Net investment income	$3,113,845	$ 6,233,406
Net realized gain on investments	1,462,259	4,642,535
Net change in unrealized (depreciation) appreciation on investments	(5,752,913)	1,131,332
Net (decrease) increase in net assets resulting from operations	(1,176,809)	12,007,273

Distribution to shareholders from:
Net investment income	(3,077,692)	(6,281,755)
Net realized capital gains	(4,813,836)	(1,136,802)
Total distributions	(7,891,528)	(7,418,557)

Increase(decrease) in net assets from capital share
transactions (Note 2)	8,211,000	(1,285,283)

Total (decrease) increase in net assets	(857,337)	3,303,433

Net Assets:
Beginning of period	66,801,086	63,497,653
End of period	$65,943,749	$ 66,801,086

Undistributednet investment income	$73,613	$ 37,460

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per Share Data For a Share Outstanding Throughout each Period/Year

	For the Six Month	For the	For the
	Period Ended	Year Ended	Period Ended
	December 31, 2011	June 30, 2011	June 30, 2010(1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.72	$ 10.03	$ 10.00

Investment Operations:
Net investment income	0.50	0.97	0.08
Net realized and unrealized gain (loss) on investments	(0.64)	0.88	0.03
Total from investment operations	(0.14)	1.85	0.11

Distributions from:
Net investment income	(0.49)	(0.98)	(0.08)
Net realized gains	(0.73)	(0.18)	-
Total from distributions	(1.22)	(1.16)	(0.08)

Net Asset Value, End of Period	$ 9.36	$ 10.72	$ 10.03

Total Return (a)	(1.11%)	18.73%	1.14%

Ratios/Supplement Data
Net assets, end of period (in 000’s)	$ 65,944	$ 66,801	$ 63,498

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.82%(b)	0.80%	1.50%(b)
After fees waived and expenses absorbed	0.00%(b)	0.00%	0.00%(b)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.96%(b)	8.09%	7.21%(b)
After fees waived and expenses absorbed	9.78%(b)	8.89%	8.71%(b)

Portfolio turnover rate	20.81%(c)	61.17%	6.66%(c)

(1)

The SMH Representation Trust commenced operations on May 24, 2010.

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(b)

Annualized.

(c)

Not annualized.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

     SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended,
(“1940 Act”). The Trust currently consists of twenty-four series. These financial statements include the following series: SMH Representation Trust (the “Fund”). The Fund is registered asnon-diversified. The Fund’s investment advisor is SMH Capital Advisors, Inc. (the “Advisor”or“SMH”).

The Fund commenced operations on May 24, 2010. The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation -The net asset values per share of the Fundare determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in active markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

           SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value theFund’s net assets as ofDecember 31, 2011:

Security Classifications	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks(a)	$ -	$ -	$ -	$ -
Convertible Corporate Bonds (b)	-	4,673,735	-	4,673,735
Corporate Bonds (b)	-	57,016,000		57,016,000
Short-Term Investments	-	2,532,640	-	2,523,640
Total	$ -	$ 64,213,375	$ -	$64,213,375

(a) For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Common Stock

Beginning balance June 30, 2011	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance December 31, 2011	$ -

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at December 31, 2011 was as follows:

Common Stock

Change in unrealized depreciation	$ -

b)

Federal Income Tax - The Fund qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.Therefore, no federal income or excise tax provisions are required.

As of and during the periodended December 31, 2011, the Fund did not have a liability for any unrecognized tax expense.The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2011, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federalincome tax returns for all open tax years (tax period or year ended June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in thesefinancial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders-Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, is recorded on the ex-dividend date.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

           SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)

Other-Investment and shareholder transactions are recorded on trade date.The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

e)

Use of Estimates-The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

f)

Commitments and Contingencies-In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
December 31, 2011

Shares………………………	1,583,244	(1,019,640)	254,007	817,611
Value……………………….	$15,795,314	$(10,106,285)	$2,521,971	$8,211,000

At June 30, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Decrease
For the year ended:
June 30, 2011

Shares………………………	608,229	(1,343,319)	636,540	(98,550)
Value……………………….	$ 6,558,755	$(14,792,942)	$6,948,904	$ (1,285,283)

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$15,425,030	$ 12,507,833

There were no governments securities purchased or sold during the period.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

          SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMHacts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement
(the “Advisory Agreement”).Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund.For thesix month period ended December 31, 2011, management fees of $175,153 were incurred by the Fund, before the waiver and reimbursement described below. As of December 31, 2011, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013.If the Advisor were to charge the Fund for its investment advisor services, the Advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund.However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund.Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors.The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement).The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For thesix month periodended December 31, 2011, the Advisor waived advisory fees of $175,153 and reimbursed expenses of $85,943. As of December 31, 2011, the Advisor owed the Fund $14,660 under the terms of the Expense LimitationAgreement, which was subsequently collected by the Fund in accordance with standard payment policies. The Advisor may recapture $261,096 and $562,563, no later than June 30, 2015 and June 30, 2014, respectively, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreements (the “Services Agreements”) with Matrix 360 Administration LLC, Inc. (formerly Matrix Capital Group, Inc.) (“Matrix”).Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.For Matrix’s services to the Trust, the Fund pays an annualized fee equal to 0.15% of average net assets up to $60 million, 0.10% of average daily net assets on the next $40 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.For thesix month period ended December 31, 2011, service fees including out-of-pocket expenses of $49,161 were incurred for the Fund with $8,834 remaining payable at December 31, 2011.

Pursuant to the Services Agreements, Matrix provides chief compliance officer services to the Fund.For these services Matrix receives a $7,000 per year base fee.For thesix month periodended December 31, 2011, Matrix earned compliance fees of $3,529, with $583 remaining payable at December 31, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares.Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.For thesix month period endedDecember 31, 2011, Matrix received no commissions from the sale of shares.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

          SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. If the Plan is activated, the Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six month period ended December 31, 2011, the Fund did not incur any 12b-1 expenses.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$68,619,864	$772,674	$(5,179,163)	$(4,406,489)

The Fund’s tax basis distributable earnings are only calculated at the end of the Fund’s fiscal year. As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed				Total
Unrealized	Ordinary	Capital	Capital Loss		Other Timing	Distributable
Appreciation	Income	Gains	Carry forward		Differences	Earnings
$1,346,424	$3,241,281	$221,853	$ -	`	$ -	$4,809,558

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The Fund paid ordinary income distributions of $6,281,513 and long-term capital gain distributions of $1,610,015 during the six month period endedDecember 31, 2011 and ordinary income distributions of $7,418,557during the year June 30, 2011.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

         SEMI-ANNUAL REPORT

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

(7)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(8)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

SMH REPRESENTATION TRUST

Additional Information (Unaudited)

SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Trustees and Officers- Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent six month period ended December 31, 2011.

Name of Trustee1	Aggregate Compensation From the SMH Representation Trust Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the SMH Representation Trust Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$578	Not Applicable	Not Applicable	$578
TiberiuWeisz	$500	Not Applicable	Not Applicable	$500
Bert Pariser	$500	Not Applicable	Not Applicable	$500
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the twenty-four portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

Suite 300

Fort Worth, TX 76109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

/s/ Jerry Szilagyi

________________________

By Jerry Szilagyi
President,
Date: March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Jerry Szilagyi

_________________________

By Jerry Szilagyi
President
Date: March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David F. Ganley

__________________________

By David F. Ganley
Treasurer
Date: March 5, 2012